(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Government Investment Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Government Inv - CL A	5.04%	11.06%	38.13%	93.86%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	0.05%	5.78%	31.57%	84.65%
LB Government Bond	5.52%	11.49%	43.11%	110.53%
General US Government Funds Average	5.14%	10.77%	36.60%	94.34%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 171 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL A	11.06%	6.67%	6.84%
Fidelity Adv Government Inv - CL A (incl. 4.75% sales charge)	5.78%	5.64%	6.33%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Government Investment Fund - Class A on April 30, 1991, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,465 - an 84.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Government Investment Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.02%	6.35%	5.56%	6.12%	6.19%	0.99%
Capital returns	2.02%	1.18%	-7.09%	3.62%	1.90%	2.59%
Total returns	5.04%	7.53%	-1.53%	9.74%	8.09%	3.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.78¢	28.33¢	56.27¢
Annualized dividend rate	6.01%	5.92%	5.94%
30-day annualized yield	4.84%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.68 over the past one month, $9.65 over the past six months and $9.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 4.77%.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	5.10%	10.95%	37.41%	92.86%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	1.43%	7.06%	32.61%	86.11%
LB Government Bond	5.52%	11.49%	43.11%	110.53%
General US Government Funds Average	5.14%	10.77%	36.60%	94.34%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 171 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL T	10.95%	6.56%	6.79%
Fidelity Adv Government Inv - CL T (incl. 3.50% sales charge)	7.06%	5.81%	6.41%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on April 30, 1991, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001 the value of the investment would have grown to $18,611 - an 86.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Government Investment Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.97%	6.23%	5.48%	5.94%	6.07%	6.24%
Capital returns	2.13%	1.18%	-7.19%	3.62%	1.90%	-1.86%
Total returns	5.10%	7.41%	-1.71%	9.56%	7.97%	4.38%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.66¢	27.87¢	55.27¢
Annualized dividend rate	5.86%	5.82%	5.84%
30-day annualized yield	4.75%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.67 over the past one month, $9.65 over the past six months and $9.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	4.66%	10.25%	33.13%	84.09%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	-0.34%	5.25%	31.13%	84.09%
LB Government Bond	5.52%	11.49%	43.11%	110.53%
General US Government Funds Average	5.14%	10.77%	36.60%	94.34%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 171 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL B	10.25%	5.89%	6.29%
Fidelity Adv Government Inv - CL B (incl. contingent deferred sales charge)	5.25%	5.57%	6.29%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,409 - an 84.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Government Investment Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.64%	5.55%	4.85%	5.25%	5.41%	5.55%
Capital returns	2.02%	1.18%	-7.09%	3.62%	1.79%	-1.86%
Total returns	4.66%	6.73%	-2.24%	8.87%	7.20%	3.69%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.14¢	24.77¢	49.20¢
Annualized dividend rate	5.21%	5.18%	5.20%
30-day annualized yield	4.27%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.66 over the past one month, $9.64 over the past six months, and $9.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	4.73%	10.16%	32.65%	83.43%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	3.73%	9.16%	32.65%	83.43%
LB Government Bond	5.52%	11.49%	43.11%	110.53%
General US Government Funds Average	5.14%	10.77%	36.60%	94.34%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 171 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - CL C	10.16%	5.81%	6.25%
Fidelity Adv Government Inv - CL C (incl. contingent deferred sales charge)	9.16%	5.81%	6.25%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,343 - an 83.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Government Investment Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	2.60%	5.46%	4.76%	5.08%
Capital returns	2.13%	1.18%	-7.19%	3.94%
Total returns	4.73%	6.64%	-2.43%	9.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.06¢	24.40¢	48.46¢
Annualized dividend rate	5.11%	5.10%	5.12%
30-day annualized yield	4.17%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.67 over the past one month, $9.65 over the past six months, and $9.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 5.04%, 5.10%, 4.66% and 4.73%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 5.14% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 5.52% for the six-month period. For the 12-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 11.06%, 10.95%, 10.25% and 10.16%, respectively. For the same 12-month period, the general U.S. government funds average returned 10.77% and the Lehman Brothers index returned 11.49%.

Q. What factors shaped the fund's performance during the past six months?

A. The interest-rate environment was probably the most influential factor behind the fund's performance. U.S. economic growth slowed dramatically in the final two calendar quarters of 2000, prompting the Federal Reserve Board to aggressively slash interest rates in 2001 to avoid a recession. All told, the Fed cut short-term rates four times - in four 0.50% increments during the first four months of this year - to 4.50%, their lowest level since 1994. As interest rates fell, bond yields declined and their prices rose, providing an overall lift for the fund's performance. The fund also was helped by its relatively light exposure to longer-term Treasury securities. Anticipation that rate cuts would stimulate the economy caused the Treasury yield curve - a graphical representation of the yields offered by various bond maturities - to "steepen," meaning there was an increasing gap between short-term yields and long-term yields. Short-term bond prices rose dramatically as their yields fell, while long-term bond prices and yields held stubbornly steady. Long-term bonds were somewhat hamstrung by concerns that potential tax cuts would dampen the government's Treasury buyback program, which had propelled long-term bonds to outpace their shorter-term counterparts throughout much of 2000.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's stake in agency securities affect performance?

A. Throughout much of the period, the fund benefited from its overweighted position - relative to the Lehman Brothers index - in agency securities, which enjoyed a strong rebound during the past six months. Previously, agency securities had gotten cheap relative to Treasury securities, thanks to supply pressures and the threat that Congress might cut off the lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing. In the past six months, however, heavy supply was easily absorbed by strong demand, and the concerns over potentially damaging legislation faded.

Q. You modestly increased the fund's stake in mortgage securities recently. What was the reason behind that shift?

A. My shift toward mortgage securities was a valuation call; that is, I felt that their prices and yields were attractive relative to agency and Treasury securities. At various points, for example, I was able to buy mortgage securities that yielded as much as 0.50 percentage points - or 50 basis points - more than similar agency securities. The reason why mortgage securities became so cheap was that there were large numbers of homeowners who refinanced their mortgages as interest rates declined, causing the mortgage pools that make up securities to prepay investors. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. As a result, the fund's mortgage holdings posted disappointing results and detracted from performance during most of the period. In April, however, mortgage securities enjoyed a nice rebound as much of the risk of prepayment had already been priced into the market and refinancing activity appeared to be at or near a peak.

Q. What's your outlook?

A. The debate over the economy's strength and the direction of interest rates is likely to continue for some months to come. However, many observers are speculating that we may be at the bottom in terms of interest rates and that stronger economic growth later this year or earlier next year will mean the end of the current string of interest-rate cuts. If the Fed doesn't cut rates, more of the bond market's total return will be generated by the interest income bonds produce, rather than the price appreciation they've enjoyed over the past year or so.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities

Start date: January 7, 1987

Size: as of April 30, 2001, more than $468 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"Rising U.S. government surpluses and measures to reduce the nation's debt have resulted in an uncertain future for the 30-year Treasury bond. Recent comments by Treasury Secretary Paul O'Neill only fueled speculation that the recent auction of 30-year Treasury bonds - already much-reduced from previous levels - might be the last. Secretary O'Neill essentially questioned ´how sensible it is' to keep selling bonds if ´all debt is going to be reabsorbed in five years.' But to paraphrase Mark Twain, reports of the death of the 30-year bond may be greatly exaggerated. A slowing economy may mute tax receipts, which would, in turn, shrink the surplus. Furthermore, President Bush's plan for tax cuts, if enacted, also might diminish tax receipts, thereby keeping the need for debt funding relatively high. On the other hand, growing Social Security surpluses, which can be used to pay down the government's debt, may support the notion that the supply of Treasuries will continue to taper off. As the fund's portfolio manger, I carefully monitor these and other developments, because they affect not only the Treasury market, but all other segments of the bond market as well."

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	1.3
5 - 5.99%	8.4	9.3
6 - 6.99%	35.2	44.7
7 - 7.99%	24.3	17.6
8 - 8.99%	8.9	16.4
9 - 9.99%	1.7	2.9
10 - 10.99%	2.4	0.1
11 - 11.99%	0.1	0.2
12 - 12.99%	0.1	0.1
13 - 13.99%	0.0	0.0
14 - 14.99%	15.1	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	5.3	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 27.2%	Mortgage Securities 24.8%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 4.8%
U.S. Treasury Obligations 36.2%	U.S. Treasury Obligations 30.4%
U.S. Government Agency Obligations 27.9%	U.S. Government Agency Obligations 33.8%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 6.2%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 27.9%
Fannie Mae:
6.25% 2/1/11	$ 2,380,000	$ 2,374,050
6.5% 8/15/04	5,500,000	5,734,630
6.625% 11/15/10	4,500,000	4,687,740
7.25% 1/15/10	9,000,000	9,763,560
7.25% 5/15/30	10,120,000	11,024,829
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	439,908
Federal Home Loan Bank:
5.125% 3/6/06	10,000,000	9,864,100
6.375% 11/14/03	2,430,000	2,513,519
6.875% 8/15/03	605,000	631,088
Freddie Mac:
5.5% 2/12/04	10,600,000	10,659,572
5.875% 3/21/11	8,140,000	7,891,974
6.75% 3/15/31	7,780,000	7,992,705
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	816,534	884,078
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	1,824,643	1,846,776
Class 2-E, 9.4% 5/15/02	120,070	122,245
Class 3-T, 9.625% 5/15/02	69,307	70,314
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	148,711	148,954
Series 1993-D, 5.23% 5/15/05	177,234	177,689
Series 1994-A, 7.12% 4/15/06	8,494,392	8,908,918
Series 1994-F, 8.187% 12/15/04	2,922,051	3,043,471
Series 1995-A, 6.28% 6/15/04	1,445,294	1,470,435
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	4,125,000	4,345,275
Series 1994-B, 7.5% 1/26/06	160,634	169,491
Series 1997-A, 6.104% 7/15/03	1,666,667	1,688,167
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	124,706	126,796
Overseas Private Investment Corp. 6.99% 5/21/16	5,000,000	5,215,018
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	$ 1,245,375	$ 1,263,072
Series 1996-A1, 6.726% 9/15/10	1,652,174	1,737,806
6.77% 11/15/13	1,667,308	1,738,168
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	675,000	680,366
5.65% 3/15/03	343,000	345,103
6.86% 4/30/04	604,500	622,219
5.34% 3/15/06	3,200,000	3,168,454
5.53% 4/30/06	2,900,000	2,911,397
6.07% 4/30/11	1,500,000	1,501,114
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	10,200,000	10,686,336
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,113,860
5.96% 8/1/09	1,800,000	1,748,718
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	360,000	388,224
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		130,700,139
U.S. Treasury Obligations - 36.2%
U.S. Treasury Bonds:
6.125% 11/15/27	9,500,000	9,755,265
6.125% 8/15/29	22,860,000	23,563,631
6.5% 11/15/26	3,000,000	3,227,820
6.625% 2/15/27	9,100,000	9,943,206
8% 11/15/21	2,000,000	2,490,620
8.875% 8/15/17	19,611,000	25,837,493
10.375% 11/15/09	9,500,000	11,169,910
14% 11/15/11	50,000,000	71,179,502
U.S. Treasury Notes 6.5% 5/31/02	12,300,000	12,609,468
TOTAL U.S. TREASURY OBLIGATIONS		169,776,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,845,057)		300,477,054
U.S. Government Agency - Mortgage Securities - 27.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 18.8%
6.5% 2/1/10 to 2/1/30	$ 24,292,675	$ 24,065,248
6.5% 6/1/31 (b)	1,320,000	1,303,500
7% 4/1/26 to 9/1/29	10,835,513	10,936,648
7.5% 3/1/09 to 2/1/31	46,346,804	47,364,867
8.25% 12/1/01	647,648	649,724
8.5% 9/1/16 to 1/1/17	64,140	68,394
9% 11/1/11 to 5/1/14	2,291,689	2,418,497
9.25% 9/1/16	31,864	34,109
9.5% 11/1/06 to 5/1/20	1,053,543	1,119,284
11.5% 6/1/19	225,007	253,498
12.5% 8/1/15	9,824	11,367
		88,225,136
Freddie Mac - 1.6%
6.775% 11/15/03	4,570,175	4,699,246
7.5% 11/1/30	870,481	888,979
8.5% 8/1/09 to 2/1/10	174,647	184,309
9% 10/1/08 to 10/1/20	523,254	552,202
9.5% 5/1/21 to 7/1/21	376,535	402,138
11% 7/1/13 to 5/1/14	244,062	269,591
12.5% 2/1/10 to 6/1/19	283,477	325,726
		7,322,191
Government National Mortgage Association - 6.8%
6.5% 12/15/28 to 7/15/29	8,000,063	7,936,019
6.5% 5/1/31 (b)	4,504,000	4,470,220
7% 6/15/29 to 9/15/30 (c)	986,793	996,966
7.5% 9/15/06 to 1/15/31	9,646,313	9,888,804
8% 12/15/23	3,939,257	4,102,972
8.5% 10/15/28	4,022,438	4,195,926
9% 2/15/02 to 12/15/09	48,046	48,478
10.5% 8/15/16 to 1/20/18	297,344	326,044
13.5% 7/15/11	31,572	36,544
		32,001,973
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,059,065)		127,549,300
Collateralized Mortgage Obligations - 5.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 5.5%
Fannie Mae REMIC planned amortization class Series 1993-160 Class PK, 6.5% 11/25/22	$ 5,413,000	$ 5,541,288
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,165,939	1,233,703
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,587,806
Series 2279 Class CE, 6.5% 5/15/14	6,497,000	6,624,861
sequential pay Series 1974 Class Z, 7% 8/15/20	2,702,305	2,665,986
Series 2211 Class YL, 7% 1/15/30	1,840,022	1,880,263
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	5,058,333	5,184,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,153,676)		25,718,698
Commercial Mortgage Securities - 0.2%

Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 6/25/08 (Cost $791,732)	784,818	787,516
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $17,983,000)	$ 17,985,325	17,983,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $471,832,530)		472,515,568
NET OTHER ASSETS - (0.8)%		(3,602,512)
NET ASSETS - 100%		$ 468,913,056
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $680,366 or 0.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $472,041,061. Net unrealized appreciation aggregated $474,507, of which $4,654,203 related to appreciated investment securities and $4,179,696 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,824,000 of which $8,584,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $17,983,000) (cost $471,832,530) - See accompanying schedule		$ 472,515,568
Commitment to sell securities on a delayed delivery basis	$ (950,575)
Receivable for securities sold on a delayed delivery basis	950,575	-
Receivable for investments sold, regular delivery		109,042
Cash		10,205
Receivable for fund shares sold		1,151,669
Interest receivable		8,080,968
Total assets		481,867,452
Liabilities
Payable for investments purchased Regular delivery	4,240,041
Delayed delivery	5,802,259
Payable for fund shares redeemed	2,023,298
Distributions payable	393,081
Accrued management fee	166,433
Distribution fees payable	192,678
Other payables and accrued expenses	136,606
Total liabilities		12,954,396
Net Assets		$ 468,913,056
Net Assets consist of:
Paid in capital		$ 479,969,193
Distributions in excess of net investment income		(82,056)
Accumulated undistributed net realized gain (loss) on investments		(11,657,119)
Net unrealized appreciation (depreciation) on investments		683,038
Net Assets		$ 468,913,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,423,482 ÷ 3,268,461 shares)	$9.61
Maximum offering price per share (100/95.25 of $9.61)	$10.09
Class T: Net Asset Value and redemption price per share ($233,335,760 ÷ 24,285,272 shares)	$9.61
Maximum offering price per share (100/96.50 of $9.61)	$9.96
Class B: Net Asset Value and offering price per share ($107,708,468 ÷ 11,220,922 shares) A	$9.60
Class C: Net Asset Value and offering price per share ($72,042,315 ÷ 7,499,627 shares) A	$9.61
Institutional Class: Net Asset Value, offering price and redemption price per share ($24,403,031 ÷ 2,549,991 shares)	$9.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 12,938,958
Security lending		3,308
Total Income		12,942,266
Expenses
Management fee	$ 844,014
Transfer agent fees	371,961
Distribution fees	912,623
Accounting and security lending fees	57,040
Non-interested trustees' compensation	712
Custodian fees and expenses	13,134
Registration fees	127,596
Audit	19,163
Legal	2,136
Miscellaneous	2,040
Total expenses before reductions	2,350,419
Expense reductions	(4,141)	2,346,278
Net investment income		10,595,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,494,827
Change in net unrealized appreciation (depreciation) on investment securities		476,244
Net gain (loss)		5,971,071
Net increase (decrease) in net assets resulting from operations		$ 16,567,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,595,988	$ 18,823,671
Net realized gain (loss)	5,494,827	(7,732,333)
Change in net unrealized appreciation (depreciation)	476,244	10,308,785
Net increase (decrease) in net assets resulting from operations	16,567,059	21,400,123
Distributions to shareholders from net investment income	(11,052,034)	(19,083,783)
Share transactions - net increase (decrease)	136,671,715	(59,111,819)
Total increase (decrease) in net assets	142,186,740	(56,795,479)
Net Assets
Beginning of period	326,726,316	383,521,795
End of period (including under (over) distribution of net investment income of $(82,056) and $373,990, respectively)	$ 468,913,056	$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490	$ 9.250
Income from Investment Operations
Net investment income D	.272	.559	.545	.545	.552	.090
Net realized and unrealized gain (loss)	.201	.115	(.696)	.368	.187	.241
Total from investment operations	.473	.674	(.151)	.913	.739	.331
Less Distributions
From net investment income	(.283)	(.564)	(.559)	(.563)	(.559)	(.091)
Net asset value, end of period	$ 9.610	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	5.04%	7.53%	(1.53)%	9.74%	8.09%	3.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 31,423	$ 15,053	$ 15,273	$ 7,884	$ 1,582	$ 223
Ratio of expenses to average net assets	.90% A, F	.85%	.87%	.90% F	.90% F	.90% A, F
Ratio of net investment income to average net assets	5.70% A	6.02%	5.73%	5.65%	5.98%	6.28% A
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31,1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income D	.268	.549	.541	.546	.558	.586
Net realized and unrealized gain (loss)	.211	.114	(.710)	.351	.171	(.180)
Total from investment operations	.479	.663	(.169)	.897	.729	.406
Less Distributions
From net investment income	(.279)	(.553)	(.551)	(.547)	(.549)	(.586)
Net asset value, end of period	$ 9.610	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	5.10%	7.41%	(1.71)%	9.56%	7.97%	4.38%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,336	$ 182,049	$ 215,089	$ 212,933	$ 144,948	$ 217,883
Ratio of expenses to average net assets	.99% A	.95%	.96%	1.00% E	1.00% E	1.00%
Ratio of expenses to average net assets after expense reductions	.99% A	.95%	.95% F	1.00%	1.00%	.99% F
Ratio of net invest- ment income to average net assets	5.61% A	5.92%	5.65%	5.59%	5.88%	6.19%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income D	.237	.490	.479	.475	.494	.520
Net realized and unrealized gain (loss)	.201	.114	(.699)	.359	.166	(.177)
Total from investment operations	.438	.604	(.220)	.834	.660	.343
Less Distributions
From net investment income	(.248)	(.494)	(.490)	(.484)	(.490)	(.523)
Net asset value, end of period	$ 9.600	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Total Return B, C	4.66%	6.73%	(2.24)%	8.87%	7.20%	3.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 107,708	$ 77,424	$ 94,871	$ 74,073	$ 18,782	$ 17,355
Ratio of expenses to average net assets	1.63% A	1.59%	1.59%	1.65% E	1.65% E	1.67% E
Ratio of net investment income to average net assets	4.96% A	5.28%	5.01%	4.92%	5.24%	5.51%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income D	.232	.482	.468	.450
Net realized and unrealized gain (loss)	.212	.115	(.708)	.398
Total from investment operations	.444	.597	(.240)	.848
Less Distributions
From net investment income	(.244)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 9.610	$ 9.410	$ 9.300	$ 10.020
Total Return B, C	4.73%	6.64%	(2.43)%	9.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 72,042	$ 30,133	$ 35,652	$ 14,954
Ratio of expenses to average net assets	1.72% A	1.67%	1.69%	1.75% A, F
Ratio of net investment income to average net assets	4.88% A	5.20%	4.91%	4.74% A
Portfolio turnover rate	212% A	155%	174%	243%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31,1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480	$ 9.670
Income from Investment Operations
Net investment income D	.280	.572	.567	.570	.580	.604
Net realized and unrealized gain (loss)	.202	.118	(.720)	.352	.165	(.180)
Total from investment operations	.482	.690	(.153)	.922	.745	.424
Less Distributions
From net investment income	(.292)	(.580)	(.577)	(.572)	(.575)	(.614)
Net asset value, end of period	$ 9.570	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Total Return B, C	5.16%	7.75%	(1.55)%	9.86%	8.18%	4.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,403	$ 22,067	$ 22,636	$ 25,582	$ 20,366	$ 27,660
Ratio of expenses to average net assets	.71% A	.66%	.68%	.75% E	.75% E	.75% E
Ratio of net investment income to average net assets	5.89% A	6.20%	5.92%	5.84%	6.12%	6.43%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR) may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $522,044,061 and $380,924,421, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 18,403	$ 110
Class T	267,638	2,803
Class B	405,694	293,612
Class C	220,888	72,331
	$ 912,623	$ 368,856

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 68,436	$ 21,858
Class T	63,173	21,007
Class B	163,543	163,543*
Class C	7,822	7,822*
	$ 302,974	$ 214,230

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 26,369.22
Class T	209,057.20
Class B	81,776.18
Class C	35,978.16
Institutional Class	18,781.17
	$ 371,961

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	.90%	$ 1,718

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,423 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 720,151	$ 806,622
Class T	6,214,673	11,059,924
Class B	2,312,944	4,198,487
Class C	1,115,288	1,643,937
Institutional Class	688,978	1,374,813
Total	$ 11,052,034	$ 19,083,783

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	2,704,095	2,012,718	$ 26,112,720	$ 18,684,237
Reinvestment of distributions	60,289	66,834	583,572	617,979
Shares redeemed	(1,094,293)	(2,122,134)	(10,575,495)	(19,651,592)
Net increase (decrease)	1,670,091	(42,582)	$ 16,120,797	$ (349,376)
Class T Shares sold	14,091,972	10,905,229	$ 135,881,717	$ 100,626,377
Reinvestment of distributions	563,406	1,038,506	5,448,446	9,595,001
Shares redeemed	(9,708,583)	(15,722,085)	(93,655,326)	(144,477,207)
Net increase (decrease)	4,946,795	(3,778,350)	$ 47,674,837	$ (34,255,829)
Class B Shares sold	5,390,629	3,218,599	$ 52,190,131	$ 29,796,775
Reinvestment of distributions	173,098	329,004	1,672,389	3,037,061
Shares redeemed	(2,574,809)	(5,520,194)	(24,803,967)	(50,786,384)
Net increase (decrease)	2,988,918	(1,972,591)	$ 29,058,553	$ (17,952,548)
Class C Shares sold	5,137,582	1,561,464	$ 49,998,946	$ 14,444,151
Reinvestment of distributions	78,407	113,993	758,301	1,052,671
Shares redeemed	(917,957)	(2,306,277)	(8,874,871)	(21,244,013)
Net increase (decrease)	4,298,032	(630,820)	$ 41,882,376	$ (5,747,191)
Institutional Class Shares sold	493,149	1,467,235	$ 4,779,132	$ 13,470,398
Reinvestment of distributions	60,046	123,396	578,148	1,136,418
Shares redeemed	(356,459)	(1,678,386)	(3,422,128)	(15,413,691)
Net increase (decrease)	196,736	(87,755)	$ 1,935,152	$ (806,875)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOV-SANN-0601 134909
1.703567.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Government Investment Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Government Inv - Inst CL	5.16%	11.31%	38.95%	95.34%
LB Government Bond	5.52%	11.49%	43.11%	110.53%
General US Government Funds Average	5.14%	10.77%	36.60%	94.34%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 171 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Government Inv - Inst CL	11.31%	6.80%	6.93%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Government Investment Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,534 - a 95.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Government Investment Fund - Institutional Class
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.13%	6.56%	5.75%	6.23%	6.39%	6.54%
Capital returns	2.03%	1.19%	-7.30%	3.63%	1.79%	-1.96%
Total returns	5.16%	7.75%	-1.55%	9.86%	8.18%	4.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.86¢	29.19¢	57.95¢
Annualized dividend rate	6.14%	6.13%	6.15%
30-day annualized yield	5.21%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.63 over the past one month, $9.61 over the past six months, and $9.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Government Investment Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares provided a total return of 5.16%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 5.14% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 5.52% for the six-month period. For the 12-month period that April 30, 2001, the fund's Institutional Class shares returned 11.31%, compared with the general U.S. government funds average returned 10.77% and the Lehman Brothers index returned 11.49%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors shaped the fund's performance during the past six months?

A. The interest-rate environment was probably the most influential factor behind the fund's performance. U.S. economic growth slowed dramatically in the final two calendar quarters of 2000, prompting the Federal Reserve Board to aggressively slash interest rates in 2001 to avoid a recession. All told, the Fed cut short-term rates four times - in four 0.50% increments during the first four months of this year - to 4.50%, their lowest level since 1994. As interest rates fell, bond yields declined and their prices rose, providing an overall lift for the fund's performance. The fund also was helped by its relatively light exposure to longer-term Treasury securities. Anticipation that rate cuts would stimulate the economy caused the Treasury yield curve - a graphical representation of the yields offered by various bond maturities - to "steepen," meaning there was an increasing gap between short-term yields and long-term yields. Short-term bond prices rose dramatically as their yields fell, while long-term bond prices and yields held stubbornly steady. Long-term bonds were somewhat hamstrung by concerns that potential tax cuts would dampen the government's Treasury buyback program, which had propelled long-term bonds to outpace their shorter-term counterparts throughout much of 2000.

Q. How did the fund's stake in agency securities affect performance?

A. Throughout much of the period, the fund benefited from its overweighted position - relative to the Lehman Brothers index - in agency securities, which enjoyed a strong rebound during the past six months. Previously, agency securities had gotten cheap relative to Treasury securities, thanks to supply pressures and the threat that Congress might cut off the lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing. In the past six months, however, heavy supply was easily absorbed by strong demand, and the concerns over potentially damaging legislation faded.

Q. You modestly increased the fund's stake in mortgage securities recently. What was the reason behind that shift?

A. My shift toward mortgage securities was a valuation call; that is, I felt that their prices and yields were attractive relative to agency and Treasury securities. At various points, for example, I was able to buy mortgage securities that yielded as much as 0.50 percentage points - or 50 basis points - more than similar agency securities. The reason why mortgage securities became so cheap was that there were large numbers of homeowners who refinanced their mortgages as interest rates declined, causing the mortgage pools that make up securities to prepay investors. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. As a result, the fund's mortgage holdings posted disappointing results and detracted from performance during most of the period. In April, however, mortgage securities enjoyed a nice rebound as much of the risk of prepayment had already been priced into the market and refinancing activity appeared to be at or near a peak.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. The debate over the economy's strength and the direction of interest rates is likely to continue for some months to come. However, many observers are speculating that we may be at the bottom in terms of interest rates and that stronger economic growth later this year or earlier next year will mean the end of the current string of interest-rate cuts. If the Fed doesn't cut rates, more of the bond market's total return will be generated by the interest income bonds produce, rather than the price appreciation they've enjoyed over the past year or so.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities

Start date: January 7, 1987

Size: as of April 30, 2001, more than $468 million

Manager: Tom Silvia, since 1998; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"Rising U.S. government surpluses and measures to reduce the nation's debt have resulted in an uncertain future for the 30-year Treasury bond. Recent comments by Treasury Secretary Paul O'Neill only fueled speculation that the recent auction of 30-year Treasury bonds - already much-reduced from previous levels - might be the last. Secretary O'Neill essentially questioned ´how sensible it is' to keep selling bonds if ´all debt is going to be reabsorbed in five years.' But to paraphrase Mark Twain, reports of the death of the 30-year bond may be greatly exaggerated. A slowing economy may mute tax receipts, which would, in turn, shrink the surplus. Furthermore, President Bush's plan for tax cuts, if enacted, also might diminish tax receipts, thereby keeping the need for debt funding relatively high. On the other hand, growing Social Security surpluses, which can be used to pay down the government's debt, may support the notion that the supply of Treasuries will continue to taper off. As the fund's portfolio manger, I carefully monitor these and other developments, because they affect not only the Treasury market, but all other segments of the bond market as well."

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	1.3
5 - 5.99%	8.4	9.3
6 - 6.99%	35.2	44.7
7 - 7.99%	24.3	17.6
8 - 8.99%	8.9	16.4
9 - 9.99%	1.7	2.9
10 - 10.99%	2.4	0.1
11 - 11.99%	0.1	0.2
12 - 12.99%	0.1	0.1
13 - 13.99%	0.0	0.0
14 - 14.99%	15.1	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	5.3	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 27.2%	Mortgage Securities 24.8%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 4.8%
U.S. Treasury Obligations 36.2%	U.S. Treasury Obligations 30.4%
U.S. Government Agency Obligations 27.9%	U.S. Government Agency Obligations 33.8%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 6.2%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 27.9%
Fannie Mae:
6.25% 2/1/11	$ 2,380,000	$ 2,374,050
6.5% 8/15/04	5,500,000	5,734,630
6.625% 11/15/10	4,500,000	4,687,740
7.25% 1/15/10	9,000,000	9,763,560
7.25% 5/15/30	10,120,000	11,024,829
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	390,000	439,908
Federal Home Loan Bank:
5.125% 3/6/06	10,000,000	9,864,100
6.375% 11/14/03	2,430,000	2,513,519
6.875% 8/15/03	605,000	631,088
Freddie Mac:
5.5% 2/12/04	10,600,000	10,659,572
5.875% 3/21/11	8,140,000	7,891,974
6.75% 3/15/31	7,780,000	7,992,705
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	816,534	884,078
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	1,824,643	1,846,776
Class 2-E, 9.4% 5/15/02	120,070	122,245
Class 3-T, 9.625% 5/15/02	69,307	70,314
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	148,711	148,954
Series 1993-D, 5.23% 5/15/05	177,234	177,689
Series 1994-A, 7.12% 4/15/06	8,494,392	8,908,918
Series 1994-F, 8.187% 12/15/04	2,922,051	3,043,471
Series 1995-A, 6.28% 6/15/04	1,445,294	1,470,435
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	4,125,000	4,345,275
Series 1994-B, 7.5% 1/26/06	160,634	169,491
Series 1997-A, 6.104% 7/15/03	1,666,667	1,688,167
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	124,706	126,796
Overseas Private Investment Corp. 6.99% 5/21/16	5,000,000	5,215,018
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	$ 1,245,375	$ 1,263,072
Series 1996-A1, 6.726% 9/15/10	1,652,174	1,737,806
6.77% 11/15/13	1,667,308	1,738,168
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	675,000	680,366
5.65% 3/15/03	343,000	345,103
6.86% 4/30/04	604,500	622,219
5.34% 3/15/06	3,200,000	3,168,454
5.53% 4/30/06	2,900,000	2,911,397
6.07% 4/30/11	1,500,000	1,501,114
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	10,200,000	10,686,336
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,113,860
5.96% 8/1/09	1,800,000	1,748,718
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	360,000	388,224
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		130,700,139
U.S. Treasury Obligations - 36.2%
U.S. Treasury Bonds:
6.125% 11/15/27	9,500,000	9,755,265
6.125% 8/15/29	22,860,000	23,563,631
6.5% 11/15/26	3,000,000	3,227,820
6.625% 2/15/27	9,100,000	9,943,206
8% 11/15/21	2,000,000	2,490,620
8.875% 8/15/17	19,611,000	25,837,493
10.375% 11/15/09	9,500,000	11,169,910
14% 11/15/11	50,000,000	71,179,502
U.S. Treasury Notes 6.5% 5/31/02	12,300,000	12,609,468
TOTAL U.S. TREASURY OBLIGATIONS		169,776,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,845,057)		300,477,054
U.S. Government Agency - Mortgage Securities - 27.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 18.8%
6.5% 2/1/10 to 2/1/30	$ 24,292,675	$ 24,065,248
6.5% 6/1/31 (b)	1,320,000	1,303,500
7% 4/1/26 to 9/1/29	10,835,513	10,936,648
7.5% 3/1/09 to 2/1/31	46,346,804	47,364,867
8.25% 12/1/01	647,648	649,724
8.5% 9/1/16 to 1/1/17	64,140	68,394
9% 11/1/11 to 5/1/14	2,291,689	2,418,497
9.25% 9/1/16	31,864	34,109
9.5% 11/1/06 to 5/1/20	1,053,543	1,119,284
11.5% 6/1/19	225,007	253,498
12.5% 8/1/15	9,824	11,367
		88,225,136
Freddie Mac - 1.6%
6.775% 11/15/03	4,570,175	4,699,246
7.5% 11/1/30	870,481	888,979
8.5% 8/1/09 to 2/1/10	174,647	184,309
9% 10/1/08 to 10/1/20	523,254	552,202
9.5% 5/1/21 to 7/1/21	376,535	402,138
11% 7/1/13 to 5/1/14	244,062	269,591
12.5% 2/1/10 to 6/1/19	283,477	325,726
		7,322,191
Government National Mortgage Association - 6.8%
6.5% 12/15/28 to 7/15/29	8,000,063	7,936,019
6.5% 5/1/31 (b)	4,504,000	4,470,220
7% 6/15/29 to 9/15/30 (c)	986,793	996,966
7.5% 9/15/06 to 1/15/31	9,646,313	9,888,804
8% 12/15/23	3,939,257	4,102,972
8.5% 10/15/28	4,022,438	4,195,926
9% 2/15/02 to 12/15/09	48,046	48,478
10.5% 8/15/16 to 1/20/18	297,344	326,044
13.5% 7/15/11	31,572	36,544
		32,001,973
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,059,065)		127,549,300
Collateralized Mortgage Obligations - 5.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 5.5%
Fannie Mae REMIC planned amortization class Series 1993-160 Class PK, 6.5% 11/25/22	$ 5,413,000	$ 5,541,288
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,165,939	1,233,703
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,587,806
Series 2279 Class CE, 6.5% 5/15/14	6,497,000	6,624,861
sequential pay Series 1974 Class Z, 7% 8/15/20	2,702,305	2,665,986
Series 2211 Class YL, 7% 1/15/30	1,840,022	1,880,263
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	5,058,333	5,184,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,153,676)		25,718,698
Commercial Mortgage Securities - 0.2%

Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 6/25/08 (Cost $791,732)	784,818	787,516
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $17,983,000)	$ 17,985,325	17,983,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $471,832,530)		472,515,568
NET OTHER ASSETS - (0.8)%		(3,602,512)
NET ASSETS - 100%		$ 468,913,056
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $680,366 or 0.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $472,041,061. Net unrealized appreciation aggregated $474,507, of which $4,654,203 related to appreciated investment securities and $4,179,696 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,824,000 of which $8,584,000 and $8,240,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $17,983,000) (cost $471,832,530) - See accompanying schedule		$ 472,515,568
Commitment to sell securities on a delayed delivery basis	$ (950,575)
Receivable for securities sold on a delayed delivery basis	950,575	-
Receivable for investments sold, regular delivery		109,042
Cash		10,205
Receivable for fund shares sold		1,151,669
Interest receivable		8,080,968
Total assets		481,867,452
Liabilities
Payable for investments purchased Regular delivery	4,240,041
Delayed delivery	5,802,259
Payable for fund shares redeemed	2,023,298
Distributions payable	393,081
Accrued management fee	166,433
Distribution fees payable	192,678
Other payables and accrued expenses	136,606
Total liabilities		12,954,396
Net Assets		$ 468,913,056
Net Assets consist of:
Paid in capital		$ 479,969,193
Distributions in excess of net investment income		(82,056)
Accumulated undistributed net realized gain (loss) on investments		(11,657,119)
Net unrealized appreciation (depreciation) on investments		683,038
Net Assets		$ 468,913,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,423,482 ÷ 3,268,461 shares)	$9.61
Maximum offering price per share (100/95.25 of $9.61)	$10.09
Class T: Net Asset Value and redemption price per share ($233,335,760 ÷ 24,285,272 shares)	$9.61
Maximum offering price per share (100/96.50 of $9.61)	$9.96
Class B: Net Asset Value and offering price per share ($107,708,468 ÷ 11,220,922 shares) A	$9.60
Class C: Net Asset Value and offering price per share ($72,042,315 ÷ 7,499,627 shares) A	$9.61
Institutional Class: Net Asset Value, offering price and redemption price per share ($24,403,031 ÷ 2,549,991 shares)	$9.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 12,938,958
Security lending		3,308
Total Income		12,942,266
Expenses
Management fee	$ 844,014
Transfer agent fees	371,961
Distribution fees	912,623
Accounting and security lending fees	57,040
Non-interested trustees' compensation	712
Custodian fees and expenses	13,134
Registration fees	127,596
Audit	19,163
Legal	2,136
Miscellaneous	2,040
Total expenses before reductions	2,350,419
Expense reductions	(4,141)	2,346,278
Net investment income		10,595,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,494,827
Change in net unrealized appreciation (depreciation) on investment securities		476,244
Net gain (loss)		5,971,071
Net increase (decrease) in net assets resulting from operations		$ 16,567,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,595,988	$ 18,823,671
Net realized gain (loss)	5,494,827	(7,732,333)
Change in net unrealized appreciation (depreciation)	476,244	10,308,785
Net increase (decrease) in net assets resulting from operations	16,567,059	21,400,123
Distributions to shareholders from net investment income	(11,052,034)	(19,083,783)
Share transactions - net increase (decrease)	136,671,715	(59,111,819)
Total increase (decrease) in net assets	142,186,740	(56,795,479)
Net Assets
Beginning of period	326,726,316	383,521,795
End of period (including under (over) distribution of net investment income of $(82,056) and $373,990, respectively)	$ 468,913,056	$ 326,726,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490	$ 9.250
Income from Investment Operations
Net investment income D	.272	.559	.545	.545	.552	.090
Net realized and unrealized gain (loss)	.201	.115	(.696)	.368	.187	.241
Total from investment operations	.473	.674	(.151)	.913	.739	.331
Less Distributions
From net investment income	(.283)	(.564)	(.559)	(.563)	(.559)	(.091)
Net asset value, end of period	$ 9.610	$ 9.420	$ 9.310	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	5.04%	7.53%	(1.53)%	9.74%	8.09%	3.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 31,423	$ 15,053	$ 15,273	$ 7,884	$ 1,582	$ 223
Ratio of expenses to average net assets	.90% A, F	.85%	.87%	.90% F	.90% F	.90% A, F
Ratio of net investment income to average net assets	5.70% A	6.02%	5.73%	5.65%	5.98%	6.28% A
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31,1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income D	.268	.549	.541	.546	.558	.586
Net realized and unrealized gain (loss)	.211	.114	(.710)	.351	.171	(.180)
Total from investment operations	.479	.663	(.169)	.897	.729	.406
Less Distributions
From net investment income	(.279)	(.553)	(.551)	(.547)	(.549)	(.586)
Net asset value, end of period	$ 9.610	$ 9.410	$ 9.300	$ 10.020	$ 9.670	$ 9.490
Total Return B, C	5.10%	7.41%	(1.71)%	9.56%	7.97%	4.38%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,336	$ 182,049	$ 215,089	$ 212,933	$ 144,948	$ 217,883
Ratio of expenses to average net assets	.99% A	.95%	.96%	1.00% E	1.00% E	1.00%
Ratio of expenses to average net assets after expense reductions	.99% A	.95%	.95% F	1.00%	1.00%	.99% F
Ratio of net invest- ment income to average net assets	5.61% A	5.92%	5.65%	5.59%	5.88%	6.19%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490	$ 9.670
Income from Investment Operations
Net investment income D	.237	.490	.479	.475	.494	.520
Net realized and unrealized gain (loss)	.201	.114	(.699)	.359	.166	(.177)
Total from investment operations	.438	.604	(.220)	.834	.660	.343
Less Distributions
From net investment income	(.248)	(.494)	(.490)	(.484)	(.490)	(.523)
Net asset value, end of period	$ 9.600	$ 9.410	$ 9.300	$ 10.010	$ 9.660	$ 9.490
Total Return B, C	4.66%	6.73%	(2.24)%	8.87%	7.20%	3.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 107,708	$ 77,424	$ 94,871	$ 74,073	$ 18,782	$ 17,355
Ratio of expenses to average net assets	1.63% A	1.59%	1.59%	1.65% E	1.65% E	1.67% E
Ratio of net investment income to average net assets	4.96% A	5.28%	5.01%	4.92%	5.24%	5.51%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.410	$ 9.300	$ 10.020	$ 9.640
Income from Investment Operations
Net investment income D	.232	.482	.468	.450
Net realized and unrealized gain (loss)	.212	.115	(.708)	.398
Total from investment operations	.444	.597	(.240)	.848
Less Distributions
From net investment income	(.244)	(.487)	(.480)	(.468)
Net asset value, end of period	$ 9.610	$ 9.410	$ 9.300	$ 10.020
Total Return B, C	4.73%	6.64%	(2.43)%	9.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 72,042	$ 30,133	$ 35,652	$ 14,954
Ratio of expenses to average net assets	1.72% A	1.67%	1.69%	1.75% A, F
Ratio of net investment income to average net assets	4.88% A	5.20%	4.91%	4.74% A
Portfolio turnover rate	212% A	155%	174%	243%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31,1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480	$ 9.670
Income from Investment Operations
Net investment income D	.280	.572	.567	.570	.580	.604
Net realized and unrealized gain (loss)	.202	.118	(.720)	.352	.165	(.180)
Total from investment operations	.482	.690	(.153)	.922	.745	.424
Less Distributions
From net investment income	(.292)	(.580)	(.577)	(.572)	(.575)	(.614)
Net asset value, end of period	$ 9.570	$ 9.380	$ 9.270	$ 10.000	$ 9.650	$ 9.480
Total Return B, C	5.16%	7.75%	(1.55)%	9.86%	8.18%	4.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,403	$ 22,067	$ 22,636	$ 25,582	$ 20,366	$ 27,660
Ratio of expenses to average net assets	.71% A	.66%	.68%	.75% E	.75% E	.75% E
Ratio of net investment income to average net assets	5.89% A	6.20%	5.92%	5.84%	6.12%	6.43%
Portfolio turnover rate	212% A	155%	174%	243%	136%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR) may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $522,044,061 and $380,924,421, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 18,403	$ 110
Class T	267,638	2,803
Class B	405,694	293,612
Class C	220,888	72,331
	$ 912,623	$ 368,856

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 68,436	$ 21,858
Class T	63,173	21,007
Class B	163,543	163,543*
Class C	7,822	7,822*
	$ 302,974	$ 214,230

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 26,369.22
Class T	209,057.20
Class B	81,776.18
Class C	35,978.16
Institutional Class	18,781.17
	$ 371,961

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	.90%	$ 1,718

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,423 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 720,151	$ 806,622
Class T	6,214,673	11,059,924
Class B	2,312,944	4,198,487
Class C	1,115,288	1,643,937
Institutional Class	688,978	1,374,813
Total	$ 11,052,034	$ 19,083,783

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	2,704,095	2,012,718	$ 26,112,720	$ 18,684,237
Reinvestment of distributions	60,289	66,834	583,572	617,979
Shares redeemed	(1,094,293)	(2,122,134)	(10,575,495)	(19,651,592)
Net increase (decrease)	1,670,091	(42,582)	$ 16,120,797	$ (349,376)
Class T Shares sold	14,091,972	10,905,229	$ 135,881,717	$ 100,626,377
Reinvestment of distributions	563,406	1,038,506	5,448,446	9,595,001
Shares redeemed	(9,708,583)	(15,722,085)	(93,655,326)	(144,477,207)
Net increase (decrease)	4,946,795	(3,778,350)	$ 47,674,837	$ (34,255,829)
Class B Shares sold	5,390,629	3,218,599	$ 52,190,131	$ 29,796,775
Reinvestment of distributions	173,098	329,004	1,672,389	3,037,061
Shares redeemed	(2,574,809)	(5,520,194)	(24,803,967)	(50,786,384)
Net increase (decrease)	2,988,918	(1,972,591)	$ 29,058,553	$ (17,952,548)
Class C Shares sold	5,137,582	1,561,464	$ 49,998,946	$ 14,444,151
Reinvestment of distributions	78,407	113,993	758,301	1,052,671
Shares redeemed	(917,957)	(2,306,277)	(8,874,871)	(21,244,013)
Net increase (decrease)	4,298,032	(630,820)	$ 41,882,376	$ (5,747,191)
Institutional Class Shares sold	493,149	1,467,235	$ 4,779,132	$ 13,470,398
Reinvestment of distributions	60,046	123,396	578,148	1,136,418
Shares redeemed	(356,459)	(1,678,386)	(3,422,128)	(15,413,691)
Net increase (decrease)	196,736	(87,755)	$ 1,935,152	$ (806,875)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv High Income - CL A	1.37%	-1.24%	4.06%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-3.45%	-5.93%	-0.88%
ML High Yield Master II	2.63%	0.65%	-0.08%
High Current Yield Funds Average	-0.17%	-3.90%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL A	-1.24%	2.45%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-5.93%	-0.54%
ML High Yield Master II	0.65%	-0.05%
High Current Yield Funds Average	-3.90%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Class A on September 7, 1999, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $9,912 - a 0.88% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,992 - a 0.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

Total Return Components

Six months ended April 30,	Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	4.36%	8.15%	1.05%
Capital returns	-2.99%	-5.75%	-0.80%
Total returns	1.37%	2.40%	0.25%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.10¢	39.68¢	81.89¢
Annualized dividend rate	8.23%	8.82%	8.66%
30-day annualized yield	8.82%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.02 over the past one month, $9.07 over the past six months and $9.46 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 8.69%.

Semiannual Report

Fidelity Advisor High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	1.21%	-1.34%	3.75%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-2.33%	-4.79%	0.12%
ML High Yield Master II	2.63%	0.65%	-0.08%
High Current Yield Funds Average	-0.17%	-3.90%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	-1.34%	2.26%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-4.79%	0.07%
ML High Yield Master II	0.65%	-0.05%
High Current Yield Funds Average	-3.90%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,012 - a 0.12% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,992 - a 0.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Total Return Components

Six months ended April 30,	Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	4.31%	8.00%	1.03%
Capital returns	-3.10%	-5.73%	-0.80%
Total returns	1.21%	2.27%	0.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.02¢	39.25¢	80.97¢
Annualized dividend rate	8.13%	8.74%	8.57%
30-day annualized yield	8.85%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.01 over the past one month, $9.06 over the past six months and $9.45 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 8.59%.

Semiannual Report

Fidelity Advisor High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class B shares' contingent deferred sales charges included in the past six months, one year and life of fund total return figures are 5%, 5% and 4%, respectively.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	1.00%	-1.88%	2.71%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-3.85%	-6.41%	-0.92%
ML High Yield Master II	2.63%	0.65%	-0.08%
High Current Yield Funds Average	-0.17%	-3.90%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	-1.88%	1.64%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-6.41%	-0.56%
ML High Yield Master II	0.65%	-0.05%
High Current Yield Funds Average	-3.90%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class B on September 7, 1999, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,908 - a 0.92% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,992 - a 0.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Total Return Components

Six months ended April 30,	Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	4.00%	7.35%	0.99%
Capital returns	-3.00%	-5.85%	-0.80%
Total returns	1.00%	1.50%	0.19%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.54¢	36.33¢	74.84¢
Annualized dividend rate	7.48%	8.09%	7.92%
30-day annualized yield	8.51%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.01 over the past one month, $9.06 over the past six months and $9.45 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 8.31%.

Semiannual Report

Fidelity Advisor High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class C's contingent deferred sales charges included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	0.83%	-1.98%	2.52%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	-0.14%	-2.89%	2.52%
ML High Yield Master II	2.63%	0.65%	-0.08%
High Current Yield Funds Average	-0.17%	-3.90%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	-1.98%	1.52%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	-2.89%	1.52%
ML High Yield Master II	0.65%	-0.05%
High Current Yield Funds Average	-3.90%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class C on September 7, 1999, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,252 - a 2.52% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,992 - a 0.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Total Return Components

Six months ended April 30,	Year ended October 31,	September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	3.93%	7.25%	0.98%
Capital returns	-3.10%	-5.65%	-0.90%
Total returns	0.83%	1.60%	0.08%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.47¢	35.84¢	73.86¢
Annualized dividend rate	7.39%	7.98%	7.82%
30-day annualized yield	8.41%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.01 over the past one month, $9.06 over the past six months and $9.45 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 8.22%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Federal Reserve Board monetary policy helped anchor the upside performance of high-yield debt during the past six months, while equity market volatility - particularly weakness in the telecommunications sector - threatened to diminish returns. When the tug-of-war ended, high-yield bonds were standing in positive territory, as the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - gained 2.63% for the six-month period ending April 30, 2001. Much of that return was generated in the first half of the period, beginning in December 2000 when the Fed switched from a tightening mode to an easing bias. The Board then followed through with two rate cuts in January - one a surprise 0.50% reduction early in the month, the other a half-percentage point cut at its regularly scheduled meeting late in the month. These actions sparked tremendous enthusiasm for high-yield bonds, and the Merrill Lynch index leaped 6.33% during January. But while some of that momentum carried over into February, optimism about a sustained rally faded in March on investor concerns about the health of the economy. Another rate cut in April - the Fed's fourth of 2001 - and a subsequent equity market recovery did little to jump-start high-yield bond performance, but did stimulate expectations for better months ahead.

(Portfolio Manager photograph)
Note to shareholders: Matthew Conti became Portfolio Manager of Fidelity Advisor High Income Fund on February 16, 2001.

Q. Matt, how did the fund perform?

A. For the six months that ended April 30, 2001, the fund's Class A , Class T, Class B and Class C shares had total returns of 1.37%, 1.21%, 1.00% and 0.83%, respectively. During the same period, the high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.63%, while the high current yield funds average tracked by Lipper Inc. returned -0.17%. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -1.24%, -1.34%, -1.88% and -1.98%, respectively, while the Merrill Lynch index returned 0.65% and the Lipper average returned -3.90%.

Fund Talk: The Manager's Overview - continued

Q. What moves have you made since taking over the fund?

Semiannual Report

A. Reflecting my conservative style, I reoriented the portfolio to have a higher quality, income-focused structure. My moves included diversifying the portfolio by increasing investments in the health care, energy, financial, electric utility and gaming industries. That led to a reduction in the fund's previous overweighting of telecommunications investments. I also focused more on high-yield bonds with a BB rating, cutting back the fund's stock investments and reducing its exposure to bonds of lower credit quality. Finally, I looked to divest the fund's holdings in deferred payment securities. These are riskier bonds that do not pay any current interest, issued by companies with limited or no cash flow. I preferred to invest in cash-pay securities, which offer regular income payments and are more conservative in nature. These tactics helped the fund's performance relative to its benchmark and competitors during the period. However, it still underperformed the Merrill Lynch index because the fund maintained a lower credit quality than the index during the first part of the period, when higher-quality issues outperformed their lower-quality brethren. However, the fund outperformed its peers because many high-yield funds had a lower credit quality than the fund during the period.

Q. Are there any particular areas that you currently favor?

A. I'd point out the fund's only significant overweighting - cable television and video/media companies, including Cablevision - listed in the holdings as CSC Holdings - Charter, Adelphia and EchoStar. I feel these bonds offer promising returns within most economic backdrops. Cable TV companies are time-tested, having shown the ability to maintain cash flows with subscription payments during slow-growth environments. In a fast-growth economic scenario, the companies also have the ability to attract customers by bundling products such as digital television, video-on-demand, interactive TV, cable modem and telephone service to their entertainment packages.

Q. What investments performed well during the period? Which disappointed?

A. Among the positive performers were financial services company Conseco and drug store chain Rite-Aid. Both are in the midst of turnarounds. Conseco benefited from moves implemented by its new management, which have stemmed the company's losses, reduced debt and led to a credit upgrade for its insurance business. Rite-Aid recovered well from balance sheet problems, and its new management team has helped restore the company's profitability with impressive sales growth. AES and CMS Energy, two electrical utilities, benefited from a substantial increase in the demand for power. On the down side, the fund was hurt by its investments in EchoStar common stock, which fell sharply due to investors' aversion to the company's sector. Consistent with my style of not owning stocks, I've since sold the fund's equity position in EchoStar and replaced it with holdings in EchoStar bonds. In addition, Dictaphone struggled after its merger partner became insolvent. This position also was sold off.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. The market currently is in a cleansing mode, ridding itself of problems through the defaults of distressed companies. Simultaneously, the market is absorbing a large number of "fallen angels" - companies downgraded from high-grade status to high yield. I am concerned about the increasing number of defaults in the market. However, valuations are historically attractive and the market is already priced for a slower economy. High-quality companies should start to fully reflect the benefits of recent Federal Reserve Board rate cuts, and high-yield bonds generally perform well in advance of general economic improvement. Currently, companies with less leverage and strong free cash flow have a higher probability of surviving the economic slowdown and making it through to the next recovery. With the help of Fidelity's research team, my work at this point is to identify solid companies with improving credit quality and low default risk.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of April 30, 2001, more than $66 million

Manager: Matthew Conti, since February 2001; joined Fidelity in 1995

3

Matt Conti on his
investment approach:

"High yield is a bond-picker's market where avoiding mistakes is the key performance factor. I start with company-specific, bottom-up research, aided by Fidelity's extensive group of analysts. With that research in hand, I then focus on higher quality, Ba- and B-rated high-yield bonds, particularly those that are income-producing, cash-pay securities. I seek to achieve balance across industries, in order to insulate the fund from the downside risk inherent in the high-yield asset class. Given my fundamental approach, I don't make interest-rate bets.

"My main focus is to achieve a high level of current income. One of the best ways to do that is to invest in bonds selling at a discount to par, or face value. Buying at cheaper prices also can reduce risk and increase the possibility of gaining some modest capital appreciation for the fund. When picking bonds, I analyze the company's ability to service its debt within different economic environments. Given the volatility of the capital markets, my preference is to own companies that generate high levels of free cash flow being used to reduce debt to achieve credit ratings upgrades and, eventually, high-grade status. I specifically avoid companies dependent on the capital markets for future cash or those with distant hopes of ´growing' cash flow that may not be able to satisfy their future debt obligations."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Conseco, Inc.	4.2	0.0
CMS Energy Corp.	3.2	0.3
Century Communications Corp.	2.8	4.0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	2.7	0.0
Lyondell Chemical Co.	2.1	0.2
	15.0
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.0	25.1
Telecommunications	11.8	35.3
Electric Utilities	6.6	0.3
Health Care	4.6	2.3
Gaming	4.5	0.6
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	2.7	7.6
Ba	34.4	11.9
B	47.8	52.6
Caa, Ca, C	5.4	4.6
Not Rated	0.7	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and October 31, 2000 account for 0.7% and 1.6% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Nonconvertible Bonds 85.5%		Nonconvertible Bonds 70.5%
	Convertible Bonds, Preferred Stocks 3.3%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 0.0%		Common Stocks 5.4%
	Other Investments 4.2%		Other Investments 4.8%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 12.4%
* Foreign investments	7.4%	** Foreign investments	6.4%

Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.6%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 1.1%
Healthcare - 0.6%
Tenet Healthcare Corp. 6% 12/1/05	B1	$ 210,000	$ 192,150
Total Renal Care Holdings 7% 5/15/09	B2	240,000	218,400
			410,550
Hotels - 0.5%
Hilton Hotels Corp. 5% 5/15/06	Ba2	400,000	344,000
TOTAL CONVERTIBLE BONDS			754,550
Nonconvertible Bonds - 85.5%
Aerospace - 1.3%
BE Aerospace, Inc. 8.875% 5/1/11 (e)	B2	155,000	156,550
L-3 Communications Corp. 10.375% 5/1/07	B2	330,000	349,800
Sequa Corp. 8.875% 4/1/08 (e)	Ba2	350,000	351,750
			858,100
Air Transportation - 1.0%
Air Canada 10.25% 3/15/11 (e)	B1	310,000	303,800
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	240,000	241,200
8.52% 4/7/04	Ba2	145,000	145,725
			690,725
Auto Parts Distribution - 0.6%
Lear Corp. 8.11% 5/15/09	Ba1	390,000	391,950
Automotive - 0.8%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	355,000	330,150
Delco Remy International, Inc. 11% 5/1/09 (e)	B2	130,000	133,900
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	120,000	49,200
			513,250
Banks and Thrifts - 0.7%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	465,000	473,138
Broadcasting - 3.5%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	280,000	258,300
Echostar Broadband Corp. 10.375% 10/1/07	B3	1,105,000	1,143,675
EchoStar DBS Corp.:
9.25% 2/1/06	B1	200,000	204,000
9.375% 2/1/09	B1	300,000	307,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Broadcasting - continued
LIN Television Corp. 8.375% 3/1/08	B2	$ 355,000	$ 324,825
Young Broadcasting, Inc. 8.75% 6/15/07	B2	75,000	69,750
			2,308,050
Building Materials - 0.5%
American Standard, Inc.:
7.375% 2/1/08	Ba2	50,000	50,000
7.625% 2/15/10	Ba2	180,000	180,000
USG Corp. 9.25% 9/15/01	Ba2	74,000	72,890
			302,890
Cable TV - 11.6%
Adelphia Communications Corp.:
9.25% 10/1/02	B2	715,000	722,150
9.875% 3/1/07	B2	40,000	40,200
At Entertainment, Inc. 0% 7/15/08 (d)	Caa1	440,000	224,400
British Sky Broadcasting Group PLC 6.875% 2/23/09	Ba1	65,000	59,597
Century Communications Corp.:
9.5% 3/1/05	B2	125,000	124,375
9.75% 2/15/02	B2	1,685,000	1,697,638
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	320,000	311,200
10% 4/1/09	B2	355,000	375,413
10.25% 1/15/10	B2	135,000	142,763
10.75% 10/1/09	B2	210,000	224,700
11.125% 1/15/11	B2	680,000	727,600
CSC Holdings, Inc. 9.875% 2/15/13	Ba3	270,000	283,500
Diamond Cable Communications PLC:
13.25% 9/30/04	B2	315,000	296,100
yankee:
0% 2/15/07 (d)	B2	10,000	6,300
11.75% 12/15/05	B2	115,000	97,750
International Cabletel, Inc. 12.75% 4/15/05	B2	120,000	109,200
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (e)	B2	120,000	116,700
NTL Communications Corp. 11.875% 10/1/10	B2	40,000	32,800
NTL, Inc. 0% 4/1/08 (d)	B3	55,000	29,700
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	790,000	805,800
Ono Finance PLC 14% 2/15/11 unit (e)	Caa1	100,000	89,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	$ 340,000	$ 183,600
0% 2/1/10 (d)	B2	660,000	349,800
11.25% 11/1/08	B2	355,000	351,450
Telewest PLC yankee 11% 10/1/07	B2	310,000	297,600
			7,699,336
Capital Goods - 1.6%
AGCO Corp. 9.5% 5/1/08 (e)	Ba3	430,000	427,850
Dresser, Inc. 9.375% 4/15/11 (e)	B2	275,000	280,500
Numatics, Inc. 9.625% 4/1/08	B3	42,000	27,300
Terex Corp. 10.375% 4/1/11 (e)	B2	170,000	173,400
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	120,000	105,600
Xerox Corp. 8.125% 4/15/02	Ba1	50,000	46,000
			1,060,650
Chemicals - 3.7%
Arco Chemical Co.:
9.375% 12/15/05	Ba3	95,000	95,950
10.25% 11/1/10	Ba3	30,000	31,200
Georgia Gulf Corp. 10.375% 11/1/07	B1	420,000	441,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	100,000	101,000
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	180,000	186,300
10.875% 5/1/09	B2	1,165,000	1,188,300
Methanex Corp. yankee 7.75% 8/15/05	Ba1	440,000	429,000
			2,472,750
Consumer Products - 0.3%
Steinway Musical Instruments, Inc. 8.75% 4/15/11 (e)	Ba3	220,000	223,025
Containers - 1.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	305,000	260,775
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	240,000	172,800
Owens-Illinois, Inc. 7.85% 5/15/04	B1	295,000	256,650
			690,225
Department Stores - 0.4%
Dillard's, Inc. 7.15% 9/1/02	Ba1	250,000	244,375
Diversified Financial Services - 1.0%
Delta Financial Corp. 9.5% 8/1/04	Caa2	255,000	114,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
GS Escrow Corp. 6.75% 8/1/01	Ba1	$ 350,000	$ 349,958
Michael Foods Acquisition 11.75% 4/1/11 (e)	B2	160,000	168,000
			632,708
Diversified Media - 2.9%
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,380,000	1,238,550
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	700,000	700,000
			1,938,550
Drug Stores - 0.9%
Rite Aid Corp.:
6.875% 8/15/13	Caa3	110,000	62,700
7.125% 1/15/07	Caa3	110,000	78,100
7.375% 12/15/28 (e)	Caa3	20,000	11,000
7.7% 2/15/27	Caa3	20,000	11,000
10.5% 9/15/02 (e)	Caa1	465,000	455,700
			618,500
Electric Utilities - 6.6%
AES Corp.:
8.5% 11/1/07	Ba3	605,000	586,850
8.75% 12/15/02	Ba1	500,000	507,500
9.375% 9/15/10	Ba1	225,000	232,875
Calpine Corp. 8.5% 2/15/11	Ba1	125,000	125,625
CMS Energy Corp.:
6.75% 1/15/04	Ba3	400,000	386,000
8.125% 5/15/02	Ba3	630,000	631,575
8.375% 7/1/03	Ba3	500,000	498,750
8.5% 4/15/11	Ba3	325,000	321,750
9.875% 10/15/07	Ba3	190,000	200,450
Orion Power Holdings, Inc. 12% 5/1/10 (e)	Ba3	130,000	143,325
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	163,000	145,070
7.875% 3/1/02	B3	220,000	198,000
Southern California Edison Co.:
5.625% 10/1/02	B3	55,000	49,500
6.25% 6/15/03	B3	40,000	35,600
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (e)	Ba1	280,000	281,400
			4,344,270
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - 4.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	$ 295,000	$ 277,669
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (e)	Ba3	250,000	256,250
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	580,000	564,050
Cliffs Drilling Co.:
10.25% 5/15/03 Series B	Baa3	100,000	102,500
10.25% 5/15/03 Series D	Baa3	15,000	15,375
DI Industries, Inc. 8.875% 7/1/07	B1	665,000	681,625
Key Energy Services, Inc. 8.375% 3/1/08 (e)	Ba3	235,000	242,638
Pogo Producing Co. 8.25% 4/15/11 (e)	B1	235,000	238,525
SESI LLC 8.875% 5/15/11 (e)	B1	120,000	121,500
Tesoro Petroleum Corp. 9% 7/1/08	B1	200,000	206,500
			2,706,632
Entertainment/Film - 0.2%
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	145,000	110,200
Environmental - 0.9%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	400,000	396,000
10% 8/1/09	B2	45,000	46,463
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	155,200
			597,663
Food/Beverage/Tobacco - 0.1%
Cott Corp. yankee 9.375% 7/1/05	B1	60,000	60,900
Gaming - 4.5%
Alliance Gaming Corp. 10% 8/1/07	Caa1	150,000	138,000
Anchor Gaming 9.875% 10/15/08	B1	200,000	214,000
Boyd Gaming Corp. 9.5% 7/15/07	B1	30,000	28,500
Hollywood Casino Corp. 11.25% 5/1/07	B3	155,000	165,850
International Game Technology 8.375% 5/15/09	Ba1	235,000	242,050
Mandalay Resort Group:
9.5% 8/1/08	Ba2	180,000	190,350
10.25% 8/1/07	Ba3	355,000	371,863
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	300,000	302,250
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	320,000	332,000
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	300,000	300,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Park Place Entertainment Corp.: - continued
9.375% 2/15/07	Ba2	$ 165,000	$ 172,425
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	500,000	531,250
			2,989,288
Healthcare - 4.0%
AdvancePCS 8.5% 4/1/08 (e)	B1	470,000	481,750
Alliance Imaging, Inc. 10.375% 4/15/11 (e)	B3	270,000	273,375
Beverly Enterprises, Inc. 9.625% 4/15/09 (e)	B1	155,000	155,969
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	182,225
DaVita, Inc. 9.25% 4/15/11 (e)	B2	135,000	139,050
Dynacare, Inc. yankee 10.75% 1/15/06	B2	20,000	20,000
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	190,000	204,250
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	240,000	257,400
Manor Care, Inc. 8% 3/1/08 (e)	Ba1	85,000	85,850
Omnicare, Inc. 8.125% 3/15/11 (e)	Ba2	195,000	199,388
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	100,000	104,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	75,000	82,125
Triad Hospitals, Inc. 8.75% 5/1/09 (e)	B1	405,000	415,125
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	110,000	93,638
			2,694,145
Homebuilding/Real Estate - 2.1%
D.R. Horton, Inc. 9.375% 3/15/11	Ba3	425,000	419,688
LNR Property Corp.:
9.375% 3/15/08	B1	505,000	499,950
10.5% 1/15/09	B1	475,000	485,094
			1,404,732
Hotels - 1.7%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	750,000	772,500
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	170,000	184,450
ITT Corp.:
6.75% 11/15/03	Ba1	20,000	19,000
7.375% 11/15/15	Ba1	130,000	118,950
			1,094,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Insurance - 4.2%
Conseco, Inc.:
6.4% 6/15/01	B1	$ 2,025,000	$ 2,019,929
6.4% 2/10/03	Baa3	90,000	84,600
8.5% 10/15/02	Baa3	300,000	295,500
8.75% 2/9/04	B1	355,000	335,475
			2,735,504
Leisure - 1.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	223,300
Premier Parks, Inc. 9.75% 6/15/07	B3	335,000	348,400
Six Flags, Inc. 9.5% 2/1/09 (e)	B3	200,000	208,000
			779,700
Metals/Mining - 0.9%
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	225,000	236,250
Golden Northwest Aluminum, Inc. 12% 12/15/06	B3	130,000	78,000
Kaiser Aluminum & Chemical Corp.:
9.875% 2/15/02	B2	80,000	80,000
10.875% 10/15/06	B2	135,000	131,625
12.75% 2/1/03	Caa1	95,000	85,975
			611,850
Miscellaneous - 1.0%
Azurix Corp. 10.375% 2/15/07	Ba3	125,000	127,500
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	307,706
7.125% 8/1/05	Ba1	265,000	256,817
			692,023
Paper - 1.3%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	140,000	77,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	45,000	29,250
9.75% 6/15/07	Caa1	120,000	79,200
Packaging Corp. of America 9.625% 4/1/09	B1	95,000	102,363
Riverwood International Corp. 10.25% 4/1/06	B3	35,000	35,700
Stone Container Corp. 9.25% 2/1/08 (e)	B2	500,000	515,000
			838,513
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - 0.7%
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	$ 300,000	$ 291,000
K-III Communications Corp. 8.5% 2/1/06	Ba3	160,000	156,800
			447,800
Railroad - 0.9%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	50,000	52,500
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	300,000	244,500
10.25% 6/15/07	B1	335,000	321,600
			618,600
Restaurants - 1.3%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	10,000	10,150
Domino's, Inc. 10.375% 1/15/09	B3	330,000	333,300
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	226,125
8.875% 4/15/11	Ba1	290,000	288,913
			858,488
Services - 0.8%
Iron Mountain, Inc. 8.75% 9/30/09	B2	70,000	71,225
Iron Mountain, Inc. 8.625% 4/1/13	B2	325,000	327,031
Pierce Leahy Corp. 9.125% 7/15/07	B2	95,000	97,850
			496,106
Shipping - 0.9%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	130,000	130,813
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	535,000	462,775
			593,588
Specialty Retailing - 3.0%
Dillards, Inc.:
6.125% 11/1/03	Ba1	115,000	107,525
6.39% 8/1/03	Ba1	175,000	161,000
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	120,000	58,800
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	185,000	151,700
JCPenney Co., Inc. 6.5% 6/15/02	Baa3	55,000	53,625
JCPenney Co., Inc. 7.25% 4/1/02	Ba2	300,000	297,000
Kmart Corp. 8.375% 12/1/04	Baa3	530,000	530,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Specialty Retailing - continued
National Vision Association Ltd. 12.75% 10/15/05 (c)	-	$ 200,000	$ 70,000
Saks, Inc. 7% 7/15/04	Ba1	615,000	575,025
			2,004,675
Steels - 0.3%
AK Steel Corp. 9.125% 12/15/06	Ba2	180,000	181,125
Supermarkets - 0.9%
Fleming Companies, Inc. 10.125% 4/1/08 (e)	Ba3	355,000	370,088
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	230,000	232,875
			602,963
Technology - 2.1%
Amkor Technology, Inc. 9.25% 5/1/06	Ba3	355,000	335,919
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	215,000	208,550
Fisher Scientific International, Inc. 9% 2/1/08	B3	300,000	300,000
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3	305,000	304,238
Tritel PCS, Inc. 10.375% 1/15/11 (e)	B3	75,000	69,750
Unisys Corp. 7.875% 4/1/08	Ba1	170,000	164,475
			1,382,932
Telecommunications - 9.0%
American Mobile Satellite Corp. 12.25% 4/1/08	-	230,000	55,200
American Tower Corp. 9.375% 2/1/09 (e)	B3	275,000	272,938
AT&T Wireless Services, Inc. 7.875% 3/1/11 (e)	Baa2	300,000	300,750
Crown Castle International Corp. 10.75% 8/1/11	B3	290,000	308,850
Dobson Communications Corp. 10.875% 7/1/10	B3	500,000	505,000
Exodus Communications, Inc. 11.625% 7/15/10	B3	5,000	3,950
Frontier Corp. 7.25% 5/15/04	Ba2	200,000	184,000
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	570,000	531,525
0% 7/15/07 (d)	B2	160,000	131,600
8.5% 1/15/08	B2	75,000	69,000
8.6% 6/1/08	B2	100,000	92,000
8.875% 11/1/07	B2	220,000	202,400
9.5% 3/1/09	B2	30,000	27,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	$ 150,000	$ 148,500
7.25% 7/15/06	Baa3	50,000	44,000
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	260,000	163,800
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	243,000	133,650
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	255,000	214,200
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	355,000	298,200
Nextel Communications, Inc.:
0% 2/15/08 (d)	B1	5,000	3,300
9.375% 11/15/09	B1	225,000	185,625
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	115,000	47,150
12.75% 8/1/10	Caa1	260,000	161,200
Nextel Partners, Inc.:
11% 3/15/10	B3	155,000	134,850
11% 3/15/10	B3	750,000	652,500
Rogers Wireless, Inc. 9.625% 5/1/11 (e)	Baa3	190,000	191,425
Ryland Group, Inc. 9.75% 9/1/10	Ba2	260,000	271,700
Satelites Mexicanos SA de CV 9.4% 6/30/04 (e)(f)	B1	505,000	457,025
Triton PCS, Inc. 9.375% 2/1/11 (e)	B3	120,000	114,600
			5,906,838
Textiles & Apparel - 0.5%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	390,000	360,750
Toys - 0.5%
Hasbro, Inc. 7.95% 3/15/03	Ba3	315,000	299,250
TOTAL NONCONVERTIBLE BONDS			56,531,657
TOTAL CORPORATE BONDS (Cost $57,363,141)			57,286,207
Asset-Backed Securities - 0.1%

Airplanes pass through trust 10.875% 3/15/19 (Cost $51,963)	Ba2	69,139	41,483
Commercial Mortgage Securities - 0.9%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03 (f)(g)	Ba2	$ 100,000	$ 95,000
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5004% 11/18/31 (e)(f)	Ba1	400,000	336,438
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	100,000	69,734
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 9.5388% 1/15/03 (e)(f)	-	100,000	94,203
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $569,079)			595,375
Common Stocks - 0.0%
	Shares
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a)	628	2,198
Diversified Financial Services - 0.0%
Delta Financial Corp. (a)	6,800	1,700
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
		1,727
Supermarkets - 0.0%
Pathmark Stores, Inc. warrants 9/19/10 (a)	1,012	6,163
Telecommunications - 0.0%
Motient Corp. warrants 4/1/08 (a)	230	2
TOTAL COMMON STOCKS (Cost $28,257)		10,090
Nonconvertible Preferred Stocks - 2.2%

Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation) (a)	10,800	162
Cable TV - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	2,292	249,828
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust I $2.3125	13,435	338,562
Telecommunications - 1.3%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	243	216,270
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	269	209,820
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Telecommunications - continued
Nextel Communications, Inc.: - continued
Series E, $111.25 pay-in-kind	650	$ 442,000
XO Communications, Inc. Series B, $135.00 pay-in-kind	1	160
		868,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,609,905)		1,456,802
Floating Rate Loans - 3.2%
Moody's Ratings (unaudited) (b)		Principal Amount
Auto Parts Distribution - 0.2%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (f)	-	$ 123,537	111,801
Environmental - 1.3%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (f)	Ba3	393,991	390,543
Tranche C term loan 8.0651% 7/21/07 (f)	Ba3	472,789	468,652
			859,195
Telecommunications - 1.5%
Cook Inlet/Voicestream Operating Co. LLC Tranche B term loan 8.88% 12/31/08 (f)	B2	1,000,000	1,010,000
Textiles & Apparel - 0.2%
Synthetic Industries, Inc. term loan 17% 6/14/08 (f)	-	200,000	150,000
TOTAL FLOATING RATE LOANS (Cost $2,157,371)			2,130,996
Cash Equivalents - 6.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due 5/1/01 (Cost $4,404,000)	$ 4,404,552	4,404,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $66,183,716)		65,924,953
NET OTHER ASSETS - 0.3%		179,536
NET ASSETS - 100%		$ 66,104,489
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,655,837 or 14.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03	12/21/00	$ 95,297
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.2%
Baa	2.7%	BBB	3.9%
Ba	34.3%	BB	33.5%
B	47.8%	B	47.2%
Caa	5.4%	CCC	2.8%
Ca, C	0.0%	CC, C	0.6%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $66,186,226. Net unrealized depreciation aggregated $261,273, of which $1,196,211 related to appreciated investment securities and $1,457,484 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $206,000 of which $6,000 and $200,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,404,000) (cost $66,183,716) - See accompanying schedule		$ 65,924,953
Cash		95,201
Receivable for investments sold		512,030
Receivable for fund shares sold		218,907
Interest receivable		1,217,413
Total assets		67,968,504
Liabilities
Payable for investments purchased	$ 1,597,046
Payable for fund shares redeemed	73,464
Distributions payable	117,436
Accrued management fee	24,537
Distribution fees payable	23,960
Other payables and accrued expenses	27,572
Total liabilities		1,864,015
Net Assets		$ 66,104,489
Net Assets consist of:
Paid in capital		$ 70,821,196
Undistributed net investment income		341,668
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,799,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(258,767)
Net Assets		$ 66,104,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,543,022 ÷ 2,375,950 shares)	$9.07
Maximum offering price per share (100/95.25 of $9.07)	$9.52
Class T: Net Asset Value and redemption price per share ($13,369,922 ÷ 1,475,533 shares)	$9.06
Maximum offering price per share (100/96.50 of $9.06)	$9.39
Class B: Net Asset Value and offering price per share ($14,081,959 ÷ 1,554,905 shares) A	$9.06
Class C: Net Asset Value and offering price per share ($11,026,077 ÷ 1,216,844 shares) A	$9.06
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,083,509 ÷ 670,400 shares)	$9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 127,391
Interest		2,565,687
Total income		2,693,078
Expenses
Management fee	$ 158,789
Transfer agent fees	49,608
Distribution fees	124,615
Accounting fees and expenses	29,912
Non-interested trustees' compensation	93
Custodian fees and expenses	6,564
Registration fees	39,413
Audit	6,162
Legal	286
Miscellaneous	877
Total expenses before reductions	416,319
Expense reductions	(61,573)	354,746
Net investment income		2,338,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,522,865)
Foreign currency transactions	(4)	(4,522,869)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,082,103
Assets and liabilities in foreign currencies	(4)	3,082,099
Net gain (loss)		(1,440,770)
Net increase (decrease) in net assets resulting from operations		$ 897,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,338,332	$ 3,108,579
Net realized gain (loss)	(4,522,869)	(236,653)
Change in net unrealized appreciation (depreciation)	3,082,099	(3,297,642)
Net increase (decrease) in net assets resulting from operations	897,562	(425,716)
Distributions to shareholders from net investment income	(2,309,010)	(2,832,624)
Share transactions - net increase (decrease)	23,757,780	39,193,976
Total increase (decrease) in net assets	22,346,332	35,935,636
Net Assets
Beginning of period	43,758,157	7,822,521
End of period (including undistributed net investment income of $341,668 and $312,346, respectively)	$ 66,104,489	$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.393	.895	.116
Net realized and unrealized gain (loss)	(.276)	(.640)	(.091)
Total from investment operations	.117	.255	.025
Less Distributions
From net investment income	(.397)	(.825)	(.105)
Net asset value, end of period	$ 9.070	$ 9.350	$ 9.920
Total Return B, C	1.37%	2.40%	.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,543	$ 13,295	$ 739
Ratio of expenses to average net assets	1.00% A, F	1.00% F	1.00% A, F
Ratio of expenses to average net assets after expense reductions	1.00% A	.98% G	1.00% A
Ratio of net investment income to average net assets	8.85% A	9.17%	7.92% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.393	.898	.112
Net realized and unrealized gain (loss)	(.291)	(.656)	(.089)
Total from investment operations	.102	.242	.023
Less Distributions
From net investment income	(.392)	(.812)	(.103)
Net asset value, end of period	$ 9.060	$ 9.350	$ 9.920
Total Return B, C	1.21%	2.27%	.23%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,370	$ 8,936	$ 2,422
Ratio of expenses to average net assets	1.10% A, F	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.08% G	1.10% A
Ratio of net investment income to average net assets	8.76% A	9.07%	7.82% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.362	.830	.102
Net realized and unrealized gain (loss)	(.279)	(.663)	(.083)
Total from investment operations	.083	.167	.019
Less Distributions
From net investment income	(.363)	(.747)	(.099)
Net asset value, end of period	$ 9.060	$ 9.340	$ 9.920
Total Return B, C	1.00%	1.50%	.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,082	$ 10,054	$ 2,089
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.75% A	1.73% G	1.75% A
Ratio of net investment income to average net assets	8.11% A	8.42%	7.17% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income D	.357	.819	.101
Net realized and unrealized gain (loss)	(.289)	(.643)	(.093)
Total from investment operations	.068	.176	.008
Less Distributions
From net investment income	(.358)	(.736)	(.098)
Net asset value, end of period	$ 9.060	$ 9.350	$ 9.910
Total Return B, C	.83%	1.60%	.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,026	$ 6,563	$ 1,854
Ratio of expenses to average net assets	1.85% A, F	1.85% F	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.84% A, G	1.83% G	1.85% A
Ratio of net investment income to average net assets	8.01% A	8.32%	7.07% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.404	.910	.118
Net realized and unrealized gain (loss)	(.280)	(.638)	(.091)
Total from investment operations	.124	.272	.027
Less Distributions
From net investment income	(.404)	(.842)	(.107)
Net asset value, end of period	$ 9.070	$ 9.350	$ 9.920
Total Return B, C	1.44%	2.57%	.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,084	$ 4,910	$ 719
Ratio of expenses to average net assets	.85% A, F	.85% F	.85% A, F
Ratio of expenses to average net assets after expense reductions	.85% A	.83% G	.85% A
Ratio of net investment income to average net assets	9.01% A	9.32%	8.07% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,000 or 0.1% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $2,130,996 or 3.2% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,620,576 and $46,279,118, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 12,426	$ 493
Class T	16,119	872
Class B	50,153	37,005
Class C	45,917	25,740
	$ 124,615	$ 64,110

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 31,074	$ 8,983
Class T	14,998	4,682
Class B	15,099	15,099*
Class C	3,503	3,503*
	$ 64,674	$ 32,267

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,541	.13*
Class T	15,864	.25*
Class B	9,893	.18*
Class C	8,317	.18*
Institutional Class	4,993	.19*
	$ 49,608

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.00%	$ 13,332
Class T	1.10%	18,551
Class B	1.75%	12,069
Class C	1.85%	10,391
Institutional Class	0.85%	5,950
		$ 60,293

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $839 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $441 under the custodian arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 5% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 32%.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 714,787	$ 707,918
Class T	550,170	787,365
Class B	445,350	645,402
Class C	357,793	379,306
Institutional Class	240,910	312,633
Total	$ 2,309,010	$ 2,832,624

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	1,373,263	1,493,515	$ 12,516,590	$ 15,002,914
Reinvestment of distributions	61,767	54,584	556,924	535,288
Shares redeemed	(480,496)	(201,140)	(4,284,800)	(1,994,596)
Net increase (decrease)	954,534	1,346,959	$ 8,788,714	$ 13,543,606
Class T Shares sold	1,580,875	1,656,133	$ 14,188,229	$ 16,505,485
Reinvestment of distributions	40,109	43,976	362,691	434,581
Shares redeemed	(1,101,509)	(988,162)	(10,009,798)	(9,733,802)
Net increase (decrease)	519,475	711,947	$ 4,541,122	$ 7,206,264
Class B Shares sold	817,655	1,104,573	$ 7,393,833	$ 11,052,135
Reinvestment of distributions	25,091	31,115	225,872	307,335
Shares redeemed	(363,872)	(270,291)	(3,238,564)	(2,684,546)
Net increase (decrease)	478,874	865,397	$ 4,381,141	$ 8,674,924
Class C Shares sold	888,025	809,417	$ 8,115,978	$ 8,074,099
Reinvestment of distributions	24,604	21,753	221,790	214,658
Shares redeemed	(397,925)	(316,051)	(3,622,157)	(3,125,853)
Net increase (decrease)	514,704	515,119	$ 4,715,611	$ 5,162,904
Institutional Class Shares sold	163,281	446,427	$ 1,494,528	$ 4,549,272
Reinvestment of distributions	25,848	30,213	232,743	297,604
Shares redeemed	(43,592)	(24,209)	(396,079)	(240,598)
Net increase (decrease)	145,537	452,431	$ 1,331,192	$ 4,606,278

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
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Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHI-SANN-0601 135886
1.741814.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv High Income - Inst CL	1.44%	-1.09%	4.34%
ML High Yield Master II	2.63%	0.65%	-0.08%
High Current Yield Funds Average	-0.17%	-3.90%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - Inst CL	-1.09%	2.61%
ML High Yield Master II	0.65%	-0.05%
High Current Yield Funds Average	-3.90%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,434 - a 4.34% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,992 - a 0.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

Total Return Components

Six months ended April 30, 2001	Year ended October 31, 2000	September 7, 1999 (commencement of operations) to October 31, 1999
Dividend returns	4.43%	8.32%	1.08%
Capital returns	-2.99%	-5.75%	-0.80%
Total returns	1.44%	2.57%	0.28%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.21¢	40.37¢	83.33¢
Annualized dividend rate	8.38%	8.98%	8.81%
30-day annualized yield	9.42%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.02 over the past one month, $9.07 over the past six months and $9.46 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 9.23%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Federal Reserve Board monetary policy helped anchor the upside performance of high-yield debt during the past six months, while equity market volatility - particularly weakness in the telecommunications sector - threatened to diminish returns. When the tug-of-war ended, high-yield bonds were standing in positive territory, as the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - gained 2.63% for the six-month period ending April 30, 2001. Much of that return was generated in the first half of the period, beginning in December 2000 when the Fed switched from a tightening mode to an easing bias. The Board then followed through with two rate cuts in January - one a surprise 0.50% reduction early in the month, the other a half-percentage point cut at its regularly scheduled meeting late in the month. These actions sparked tremendous enthusiasm for high-yield bonds, and the Merrill Lynch index leaped 6.33% during January. But while some of that momentum carried over into February, optimism about a sustained rally faded in March on investor concerns about the health of the economy. Another rate cut in April - the Fed's fourth of 2001 - and a subsequent equity market recovery did little to jump-start high-yield bond performance, but did stimulate expectations for better months ahead.

(Portfolio Manager photograph)
Note to shareholders: Matthew Conti became Portfolio Manager of Fidelity Advisor High Income Fund on February 16, 2001.

Q. Matt, how did the fund perform?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned 1.44%. During the same period, the high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.63%, while the high current yield funds average tracked by Lipper Inc. returned -0.17%. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -1.09, while the Merrill Lynch index returned 0.65% and the Lipper average returned -3.90%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What moves have you made since taking over the fund?

A. Reflecting my conservative style, I reoriented the portfolio to have a higher quality, income-focused structure. My moves included diversifying the portfolio by increasing investments in the health care, energy, financial, electric utility and gaming industries. That led to a reduction in the fund's previous overweighting of telecommunications investments. I also focused more on high-yield bonds with a BB rating, cutting back the fund's stock investments and reducing its exposure to bonds of lower credit quality. Finally, I looked to divest the fund's holdings in deferred payment securities. These are riskier bonds that do not pay any current interest, issued by companies with limited or no cash flow. I preferred to invest in cash-pay securities, which offer regular income payments and are more conservative in nature. These tactics helped the fund's performance relative to its benchmark and competitors during the period. However, it still underperformed the Merrill Lynch index because the fund maintained a lower credit quality than the index during the first part of the period, when higher-quality issues outperformed their lower-quality brethren. However, the fund outperformed its peers because many high-yield funds had a lower credit quality than the fund during the period.

Q. Are there any particular areas that you currently favor?

A. I'd point out the fund's only significant overweighting - cable television and video/media companies, including Cablevision - listed in the holdings as CSC Holdings - Charter, Adelphia and EchoStar. I feel these bonds offer promising returns within most economic backdrops. Cable TV companies are time-tested, having shown the ability to maintain cash flows with subscription payments during slow-growth environments. In a fast-growth economic scenario, the companies also have the ability to attract customers by bundling products such as digital television, video-on-demand, interactive TV, cable modem and telephone service to their entertainment packages.

Q. What investments performed well during the period? Which disappointed?

A. Among the positive performers were financial services company Conseco and drug store chain Rite-Aid. Both are in the midst of turnarounds. Conseco benefited from moves implemented by its new management, which have stemmed the company's losses, reduced debt and led to a credit upgrade for its insurance business. Rite-Aid recovered well from balance sheet problems, and its new management team has helped restore the company's profitability with impressive sales growth. AES and CMS Energy, two electrical utilities, benefited from a substantial increase in the demand for power. On the down side, the fund was hurt by its investments in EchoStar common stock, which fell sharply due to investors' aversion to the company's sector. Consistent with my style of not owning stocks, I've since sold the fund's equity position in EchoStar and replaced it with holdings in EchoStar bonds. In addition, Dictaphone struggled after its merger partner became insolvent. This position also was sold off.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. The market currently is in a cleansing mode, ridding itself of problems through the defaults of distressed companies. Simultaneously, the market is absorbing a large number of "fallen angels" - companies downgraded from high-grade status to high yield. I am concerned about the increasing number of defaults in the market. However, valuations are historically attractive and the market is already priced for a slower economy. High-quality companies should start to fully reflect the benefits of recent Federal Reserve Board rate cuts, and high-yield bonds generally perform well in advance of general economic improvement. Currently, companies with less leverage and strong free cash flow have a higher probability of surviving the economic slowdown and making it through to the next recovery. With the help of Fidelity's research team, my work at this point is to identify solid companies with improving credit quality and low default risk.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of April 30, 2001, more than $66 million

Manager: Matthew Conti, since February 2001; joined Fidelity in 1995

3

Matt Conti on his
investment approach:

"High yield is a bond-picker's market where avoiding mistakes is the key performance factor. I start with company-specific, bottom-up research, aided by Fidelity's extensive group of analysts. With that research in hand, I then focus on higher quality, Ba- and B-rated high-yield bonds, particularly those that are income-producing, cash-pay securities. I seek to achieve balance across industries, in order to insulate the fund from the downside risk inherent in the high-yield asset class. Given my fundamental approach, I don't make interest-rate bets.

"My main focus is to achieve a high level of current income. One of the best ways to do that is to invest in bonds selling at a discount to par, or face value. Buying at cheaper prices also can reduce risk and increase the possibility of gaining some modest capital appreciation for the fund. When picking bonds, I analyze the company's ability to service its debt within different economic environments. Given the volatility of the capital markets, my preference is to own companies that generate high levels of free cash flow being used to reduce debt to achieve credit ratings upgrades and, eventually, high-grade status. I specifically avoid companies dependent on the capital markets for future cash or those with distant hopes of ´growing' cash flow that may not be able to satisfy their future debt obligations."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Conseco, Inc.	4.2	0.0
CMS Energy Corp.	3.2	0.3
Century Communications Corp.	2.8	4.0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	2.7	0.0
Lyondell Chemical Co.	2.1	0.2
	15.0
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.0	25.1
Telecommunications	11.8	35.3
Electric Utilities	6.6	0.3
Health Care	4.6	2.3
Gaming	4.5	0.6
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	2.7	7.6
Ba	34.4	11.9
B	47.8	52.6
Caa, Ca, C	5.4	4.6
Not Rated	0.7	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and October 31, 2000 account for 0.7% and 1.6% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Nonconvertible Bonds 85.5%		Nonconvertible Bonds 70.5%
	Convertible Bonds, Preferred Stocks 3.3%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 0.0%		Common Stocks 5.4%
	Other Investments 4.2%		Other Investments 4.8%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 12.4%
* Foreign investments	7.4%	** Foreign investments	6.4%

Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.6%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 1.1%
Healthcare - 0.6%
Tenet Healthcare Corp. 6% 12/1/05	B1	$ 210,000	$ 192,150
Total Renal Care Holdings 7% 5/15/09	B2	240,000	218,400
			410,550
Hotels - 0.5%
Hilton Hotels Corp. 5% 5/15/06	Ba2	400,000	344,000
TOTAL CONVERTIBLE BONDS			754,550
Nonconvertible Bonds - 85.5%
Aerospace - 1.3%
BE Aerospace, Inc. 8.875% 5/1/11 (e)	B2	155,000	156,550
L-3 Communications Corp. 10.375% 5/1/07	B2	330,000	349,800
Sequa Corp. 8.875% 4/1/08 (e)	Ba2	350,000	351,750
			858,100
Air Transportation - 1.0%
Air Canada 10.25% 3/15/11 (e)	B1	310,000	303,800
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	240,000	241,200
8.52% 4/7/04	Ba2	145,000	145,725
			690,725
Auto Parts Distribution - 0.6%
Lear Corp. 8.11% 5/15/09	Ba1	390,000	391,950
Automotive - 0.8%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	355,000	330,150
Delco Remy International, Inc. 11% 5/1/09 (e)	B2	130,000	133,900
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	120,000	49,200
			513,250
Banks and Thrifts - 0.7%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	465,000	473,138
Broadcasting - 3.5%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	280,000	258,300
Echostar Broadband Corp. 10.375% 10/1/07	B3	1,105,000	1,143,675
EchoStar DBS Corp.:
9.25% 2/1/06	B1	200,000	204,000
9.375% 2/1/09	B1	300,000	307,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Broadcasting - continued
LIN Television Corp. 8.375% 3/1/08	B2	$ 355,000	$ 324,825
Young Broadcasting, Inc. 8.75% 6/15/07	B2	75,000	69,750
			2,308,050
Building Materials - 0.5%
American Standard, Inc.:
7.375% 2/1/08	Ba2	50,000	50,000
7.625% 2/15/10	Ba2	180,000	180,000
USG Corp. 9.25% 9/15/01	Ba2	74,000	72,890
			302,890
Cable TV - 11.6%
Adelphia Communications Corp.:
9.25% 10/1/02	B2	715,000	722,150
9.875% 3/1/07	B2	40,000	40,200
At Entertainment, Inc. 0% 7/15/08 (d)	Caa1	440,000	224,400
British Sky Broadcasting Group PLC 6.875% 2/23/09	Ba1	65,000	59,597
Century Communications Corp.:
9.5% 3/1/05	B2	125,000	124,375
9.75% 2/15/02	B2	1,685,000	1,697,638
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	320,000	311,200
10% 4/1/09	B2	355,000	375,413
10.25% 1/15/10	B2	135,000	142,763
10.75% 10/1/09	B2	210,000	224,700
11.125% 1/15/11	B2	680,000	727,600
CSC Holdings, Inc. 9.875% 2/15/13	Ba3	270,000	283,500
Diamond Cable Communications PLC:
13.25% 9/30/04	B2	315,000	296,100
yankee:
0% 2/15/07 (d)	B2	10,000	6,300
11.75% 12/15/05	B2	115,000	97,750
International Cabletel, Inc. 12.75% 4/15/05	B2	120,000	109,200
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (e)	B2	120,000	116,700
NTL Communications Corp. 11.875% 10/1/10	B2	40,000	32,800
NTL, Inc. 0% 4/1/08 (d)	B3	55,000	29,700
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	790,000	805,800
Ono Finance PLC 14% 2/15/11 unit (e)	Caa1	100,000	89,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	$ 340,000	$ 183,600
0% 2/1/10 (d)	B2	660,000	349,800
11.25% 11/1/08	B2	355,000	351,450
Telewest PLC yankee 11% 10/1/07	B2	310,000	297,600
			7,699,336
Capital Goods - 1.6%
AGCO Corp. 9.5% 5/1/08 (e)	Ba3	430,000	427,850
Dresser, Inc. 9.375% 4/15/11 (e)	B2	275,000	280,500
Numatics, Inc. 9.625% 4/1/08	B3	42,000	27,300
Terex Corp. 10.375% 4/1/11 (e)	B2	170,000	173,400
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	120,000	105,600
Xerox Corp. 8.125% 4/15/02	Ba1	50,000	46,000
			1,060,650
Chemicals - 3.7%
Arco Chemical Co.:
9.375% 12/15/05	Ba3	95,000	95,950
10.25% 11/1/10	Ba3	30,000	31,200
Georgia Gulf Corp. 10.375% 11/1/07	B1	420,000	441,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	100,000	101,000
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	180,000	186,300
10.875% 5/1/09	B2	1,165,000	1,188,300
Methanex Corp. yankee 7.75% 8/15/05	Ba1	440,000	429,000
			2,472,750
Consumer Products - 0.3%
Steinway Musical Instruments, Inc. 8.75% 4/15/11 (e)	Ba3	220,000	223,025
Containers - 1.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	305,000	260,775
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	240,000	172,800
Owens-Illinois, Inc. 7.85% 5/15/04	B1	295,000	256,650
			690,225
Department Stores - 0.4%
Dillard's, Inc. 7.15% 9/1/02	Ba1	250,000	244,375
Diversified Financial Services - 1.0%
Delta Financial Corp. 9.5% 8/1/04	Caa2	255,000	114,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
GS Escrow Corp. 6.75% 8/1/01	Ba1	$ 350,000	$ 349,958
Michael Foods Acquisition 11.75% 4/1/11 (e)	B2	160,000	168,000
			632,708
Diversified Media - 2.9%
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,380,000	1,238,550
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	700,000	700,000
			1,938,550
Drug Stores - 0.9%
Rite Aid Corp.:
6.875% 8/15/13	Caa3	110,000	62,700
7.125% 1/15/07	Caa3	110,000	78,100
7.375% 12/15/28 (e)	Caa3	20,000	11,000
7.7% 2/15/27	Caa3	20,000	11,000
10.5% 9/15/02 (e)	Caa1	465,000	455,700
			618,500
Electric Utilities - 6.6%
AES Corp.:
8.5% 11/1/07	Ba3	605,000	586,850
8.75% 12/15/02	Ba1	500,000	507,500
9.375% 9/15/10	Ba1	225,000	232,875
Calpine Corp. 8.5% 2/15/11	Ba1	125,000	125,625
CMS Energy Corp.:
6.75% 1/15/04	Ba3	400,000	386,000
8.125% 5/15/02	Ba3	630,000	631,575
8.375% 7/1/03	Ba3	500,000	498,750
8.5% 4/15/11	Ba3	325,000	321,750
9.875% 10/15/07	Ba3	190,000	200,450
Orion Power Holdings, Inc. 12% 5/1/10 (e)	Ba3	130,000	143,325
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	163,000	145,070
7.875% 3/1/02	B3	220,000	198,000
Southern California Edison Co.:
5.625% 10/1/02	B3	55,000	49,500
6.25% 6/15/03	B3	40,000	35,600
Tiverton Power Associates LP/Rumford Power Associates LP 9% 7/15/18 (e)	Ba1	280,000	281,400
			4,344,270
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - 4.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	$ 295,000	$ 277,669
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (e)	Ba3	250,000	256,250
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	580,000	564,050
Cliffs Drilling Co.:
10.25% 5/15/03 Series B	Baa3	100,000	102,500
10.25% 5/15/03 Series D	Baa3	15,000	15,375
DI Industries, Inc. 8.875% 7/1/07	B1	665,000	681,625
Key Energy Services, Inc. 8.375% 3/1/08 (e)	Ba3	235,000	242,638
Pogo Producing Co. 8.25% 4/15/11 (e)	B1	235,000	238,525
SESI LLC 8.875% 5/15/11 (e)	B1	120,000	121,500
Tesoro Petroleum Corp. 9% 7/1/08	B1	200,000	206,500
			2,706,632
Entertainment/Film - 0.2%
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	145,000	110,200
Environmental - 0.9%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	400,000	396,000
10% 8/1/09	B2	45,000	46,463
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	155,200
			597,663
Food/Beverage/Tobacco - 0.1%
Cott Corp. yankee 9.375% 7/1/05	B1	60,000	60,900
Gaming - 4.5%
Alliance Gaming Corp. 10% 8/1/07	Caa1	150,000	138,000
Anchor Gaming 9.875% 10/15/08	B1	200,000	214,000
Boyd Gaming Corp. 9.5% 7/15/07	B1	30,000	28,500
Hollywood Casino Corp. 11.25% 5/1/07	B3	155,000	165,850
International Game Technology 8.375% 5/15/09	Ba1	235,000	242,050
Mandalay Resort Group:
9.5% 8/1/08	Ba2	180,000	190,350
10.25% 8/1/07	Ba3	355,000	371,863
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	300,000	302,250
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	320,000	332,000
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	300,000	300,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Park Place Entertainment Corp.: - continued
9.375% 2/15/07	Ba2	$ 165,000	$ 172,425
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	500,000	531,250
			2,989,288
Healthcare - 4.0%
AdvancePCS 8.5% 4/1/08 (e)	B1	470,000	481,750
Alliance Imaging, Inc. 10.375% 4/15/11 (e)	B3	270,000	273,375
Beverly Enterprises, Inc. 9.625% 4/15/09 (e)	B1	155,000	155,969
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	182,225
DaVita, Inc. 9.25% 4/15/11 (e)	B2	135,000	139,050
Dynacare, Inc. yankee 10.75% 1/15/06	B2	20,000	20,000
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	190,000	204,250
HEALTHSOUTH Corp. 10.75% 10/1/08	Ba3	240,000	257,400
Manor Care, Inc. 8% 3/1/08 (e)	Ba1	85,000	85,850
Omnicare, Inc. 8.125% 3/15/11 (e)	Ba2	195,000	199,388
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	100,000	104,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	75,000	82,125
Triad Hospitals, Inc. 8.75% 5/1/09 (e)	B1	405,000	415,125
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	110,000	93,638
			2,694,145
Homebuilding/Real Estate - 2.1%
D.R. Horton, Inc. 9.375% 3/15/11	Ba3	425,000	419,688
LNR Property Corp.:
9.375% 3/15/08	B1	505,000	499,950
10.5% 1/15/09	B1	475,000	485,094
			1,404,732
Hotels - 1.7%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	750,000	772,500
Hollywood Casino Shreveport/Shreveport Capital Corp. 13% 8/1/06	B3	170,000	184,450
ITT Corp.:
6.75% 11/15/03	Ba1	20,000	19,000
7.375% 11/15/15	Ba1	130,000	118,950
			1,094,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Insurance - 4.2%
Conseco, Inc.:
6.4% 6/15/01	B1	$ 2,025,000	$ 2,019,929
6.4% 2/10/03	Baa3	90,000	84,600
8.5% 10/15/02	Baa3	300,000	295,500
8.75% 2/9/04	B1	355,000	335,475
			2,735,504
Leisure - 1.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	223,300
Premier Parks, Inc. 9.75% 6/15/07	B3	335,000	348,400
Six Flags, Inc. 9.5% 2/1/09 (e)	B3	200,000	208,000
			779,700
Metals/Mining - 0.9%
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	225,000	236,250
Golden Northwest Aluminum, Inc. 12% 12/15/06	B3	130,000	78,000
Kaiser Aluminum & Chemical Corp.:
9.875% 2/15/02	B2	80,000	80,000
10.875% 10/15/06	B2	135,000	131,625
12.75% 2/1/03	Caa1	95,000	85,975
			611,850
Miscellaneous - 1.0%
Azurix Corp. 10.375% 2/15/07	Ba3	125,000	127,500
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	307,706
7.125% 8/1/05	Ba1	265,000	256,817
			692,023
Paper - 1.3%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	140,000	77,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	45,000	29,250
9.75% 6/15/07	Caa1	120,000	79,200
Packaging Corp. of America 9.625% 4/1/09	B1	95,000	102,363
Riverwood International Corp. 10.25% 4/1/06	B3	35,000	35,700
Stone Container Corp. 9.25% 2/1/08 (e)	B2	500,000	515,000
			838,513
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - 0.7%
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	$ 300,000	$ 291,000
K-III Communications Corp. 8.5% 2/1/06	Ba3	160,000	156,800
			447,800
Railroad - 0.9%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	50,000	52,500
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	300,000	244,500
10.25% 6/15/07	B1	335,000	321,600
			618,600
Restaurants - 1.3%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	10,000	10,150
Domino's, Inc. 10.375% 1/15/09	B3	330,000	333,300
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	226,125
8.875% 4/15/11	Ba1	290,000	288,913
			858,488
Services - 0.8%
Iron Mountain, Inc. 8.75% 9/30/09	B2	70,000	71,225
Iron Mountain, Inc. 8.625% 4/1/13	B2	325,000	327,031
Pierce Leahy Corp. 9.125% 7/15/07	B2	95,000	97,850
			496,106
Shipping - 0.9%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	130,000	130,813
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	535,000	462,775
			593,588
Specialty Retailing - 3.0%
Dillards, Inc.:
6.125% 11/1/03	Ba1	115,000	107,525
6.39% 8/1/03	Ba1	175,000	161,000
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	120,000	58,800
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	185,000	151,700
JCPenney Co., Inc. 6.5% 6/15/02	Baa3	55,000	53,625
JCPenney Co., Inc. 7.25% 4/1/02	Ba2	300,000	297,000
Kmart Corp. 8.375% 12/1/04	Baa3	530,000	530,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Specialty Retailing - continued
National Vision Association Ltd. 12.75% 10/15/05 (c)	-	$ 200,000	$ 70,000
Saks, Inc. 7% 7/15/04	Ba1	615,000	575,025
			2,004,675
Steels - 0.3%
AK Steel Corp. 9.125% 12/15/06	Ba2	180,000	181,125
Supermarkets - 0.9%
Fleming Companies, Inc. 10.125% 4/1/08 (e)	Ba3	355,000	370,088
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	230,000	232,875
			602,963
Technology - 2.1%
Amkor Technology, Inc. 9.25% 5/1/06	Ba3	355,000	335,919
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	215,000	208,550
Fisher Scientific International, Inc. 9% 2/1/08	B3	300,000	300,000
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3	305,000	304,238
Tritel PCS, Inc. 10.375% 1/15/11 (e)	B3	75,000	69,750
Unisys Corp. 7.875% 4/1/08	Ba1	170,000	164,475
			1,382,932
Telecommunications - 9.0%
American Mobile Satellite Corp. 12.25% 4/1/08	-	230,000	55,200
American Tower Corp. 9.375% 2/1/09 (e)	B3	275,000	272,938
AT&T Wireless Services, Inc. 7.875% 3/1/11 (e)	Baa2	300,000	300,750
Crown Castle International Corp. 10.75% 8/1/11	B3	290,000	308,850
Dobson Communications Corp. 10.875% 7/1/10	B3	500,000	505,000
Exodus Communications, Inc. 11.625% 7/15/10	B3	5,000	3,950
Frontier Corp. 7.25% 5/15/04	Ba2	200,000	184,000
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	570,000	531,525
0% 7/15/07 (d)	B2	160,000	131,600
8.5% 1/15/08	B2	75,000	69,000
8.6% 6/1/08	B2	100,000	92,000
8.875% 11/1/07	B2	220,000	202,400
9.5% 3/1/09	B2	30,000	27,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Lucent Technologies, Inc.:
6.9% 7/15/01	Baa3	$ 150,000	$ 148,500
7.25% 7/15/06	Baa3	50,000	44,000
Madison River Capital LLC/Madison River Finance Corp. 13.25% 3/1/10	Caa1	260,000	163,800
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	243,000	133,650
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	255,000	214,200
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	355,000	298,200
Nextel Communications, Inc.:
0% 2/15/08 (d)	B1	5,000	3,300
9.375% 11/15/09	B1	225,000	185,625
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	115,000	47,150
12.75% 8/1/10	Caa1	260,000	161,200
Nextel Partners, Inc.:
11% 3/15/10	B3	155,000	134,850
11% 3/15/10	B3	750,000	652,500
Rogers Wireless, Inc. 9.625% 5/1/11 (e)	Baa3	190,000	191,425
Ryland Group, Inc. 9.75% 9/1/10	Ba2	260,000	271,700
Satelites Mexicanos SA de CV 9.4% 6/30/04 (e)(f)	B1	505,000	457,025
Triton PCS, Inc. 9.375% 2/1/11 (e)	B3	120,000	114,600
			5,906,838
Textiles & Apparel - 0.5%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	390,000	360,750
Toys - 0.5%
Hasbro, Inc. 7.95% 3/15/03	Ba3	315,000	299,250
TOTAL NONCONVERTIBLE BONDS			56,531,657
TOTAL CORPORATE BONDS (Cost $57,363,141)			57,286,207
Asset-Backed Securities - 0.1%

Airplanes pass through trust 10.875% 3/15/19 (Cost $51,963)	Ba2	69,139	41,483
Commercial Mortgage Securities - 0.9%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03 (f)(g)	Ba2	$ 100,000	$ 95,000
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5004% 11/18/31 (e)(f)	Ba1	400,000	336,438
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	100,000	69,734
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 9.5388% 1/15/03 (e)(f)	-	100,000	94,203
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $569,079)			595,375
Common Stocks - 0.0%
	Shares
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a)	628	2,198
Diversified Financial Services - 0.0%
Delta Financial Corp. (a)	6,800	1,700
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
		1,727
Supermarkets - 0.0%
Pathmark Stores, Inc. warrants 9/19/10 (a)	1,012	6,163
Telecommunications - 0.0%
Motient Corp. warrants 4/1/08 (a)	230	2
TOTAL COMMON STOCKS (Cost $28,257)		10,090
Nonconvertible Preferred Stocks - 2.2%

Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation) (a)	10,800	162
Cable TV - 0.4%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	2,292	249,828
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust I $2.3125	13,435	338,562
Telecommunications - 1.3%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	243	216,270
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	269	209,820
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Telecommunications - continued
Nextel Communications, Inc.: - continued
Series E, $111.25 pay-in-kind	650	$ 442,000
XO Communications, Inc. Series B, $135.00 pay-in-kind	1	160
		868,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,609,905)		1,456,802
Floating Rate Loans - 3.2%
Moody's Ratings (unaudited) (b)		Principal Amount
Auto Parts Distribution - 0.2%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (f)	-	$ 123,537	111,801
Environmental - 1.3%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (f)	Ba3	393,991	390,543
Tranche C term loan 8.0651% 7/21/07 (f)	Ba3	472,789	468,652
			859,195
Telecommunications - 1.5%
Cook Inlet/Voicestream Operating Co. LLC Tranche B term loan 8.88% 12/31/08 (f)	B2	1,000,000	1,010,000
Textiles & Apparel - 0.2%
Synthetic Industries, Inc. term loan 17% 6/14/08 (f)	-	200,000	150,000
TOTAL FLOATING RATE LOANS (Cost $2,157,371)			2,130,996
Cash Equivalents - 6.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due 5/1/01 (Cost $4,404,000)	$ 4,404,552	4,404,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $66,183,716)		65,924,953
NET OTHER ASSETS - 0.3%		179,536
NET ASSETS - 100%		$ 66,104,489
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,655,837 or 14.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03	12/21/00	$ 95,297
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.2%
Baa	2.7%	BBB	3.9%
Ba	34.3%	BB	33.5%
B	47.8%	B	47.2%
Caa	5.4%	CCC	2.8%
Ca, C	0.0%	CC, C	0.6%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $66,186,226. Net unrealized depreciation aggregated $261,273, of which $1,196,211 related to appreciated investment securities and $1,457,484 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $206,000 of which $6,000 and $200,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,404,000) (cost $66,183,716) - See accompanying schedule		$ 65,924,953
Cash		95,201
Receivable for investments sold		512,030
Receivable for fund shares sold		218,907
Interest receivable		1,217,413
Total assets		67,968,504
Liabilities
Payable for investments purchased	$ 1,597,046
Payable for fund shares redeemed	73,464
Distributions payable	117,436
Accrued management fee	24,537
Distribution fees payable	23,960
Other payables and accrued expenses	27,572
Total liabilities		1,864,015
Net Assets		$ 66,104,489
Net Assets consist of:
Paid in capital		$ 70,821,196
Undistributed net investment income		341,668
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,799,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(258,767)
Net Assets		$ 66,104,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,543,022 ÷ 2,375,950 shares)	$9.07
Maximum offering price per share (100/95.25 of $9.07)	$9.52
Class T: Net Asset Value and redemption price per share ($13,369,922 ÷ 1,475,533 shares)	$9.06
Maximum offering price per share (100/96.50 of $9.06)	$9.39
Class B: Net Asset Value and offering price per share ($14,081,959 ÷ 1,554,905 shares) A	$9.06
Class C: Net Asset Value and offering price per share ($11,026,077 ÷ 1,216,844 shares) A	$9.06
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,083,509 ÷ 670,400 shares)	$9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 127,391
Interest		2,565,687
Total income		2,693,078
Expenses
Management fee	$ 158,789
Transfer agent fees	49,608
Distribution fees	124,615
Accounting fees and expenses	29,912
Non-interested trustees' compensation	93
Custodian fees and expenses	6,564
Registration fees	39,413
Audit	6,162
Legal	286
Miscellaneous	877
Total expenses before reductions	416,319
Expense reductions	(61,573)	354,746
Net investment income		2,338,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,522,865)
Foreign currency transactions	(4)	(4,522,869)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,082,103
Assets and liabilities in foreign currencies	(4)	3,082,099
Net gain (loss)		(1,440,770)
Net increase (decrease) in net assets resulting from operations		$ 897,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,338,332	$ 3,108,579
Net realized gain (loss)	(4,522,869)	(236,653)
Change in net unrealized appreciation (depreciation)	3,082,099	(3,297,642)
Net increase (decrease) in net assets resulting from operations	897,562	(425,716)
Distributions to shareholders from net investment income	(2,309,010)	(2,832,624)
Share transactions - net increase (decrease)	23,757,780	39,193,976
Total increase (decrease) in net assets	22,346,332	35,935,636
Net Assets
Beginning of period	43,758,157	7,822,521
End of period (including undistributed net investment income of $341,668 and $312,346, respectively)	$ 66,104,489	$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.393	.895	.116
Net realized and unrealized gain (loss)	(.276)	(.640)	(.091)
Total from investment operations	.117	.255	.025
Less Distributions
From net investment income	(.397)	(.825)	(.105)
Net asset value, end of period	$ 9.070	$ 9.350	$ 9.920
Total Return B, C	1.37%	2.40%	.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,543	$ 13,295	$ 739
Ratio of expenses to average net assets	1.00% A, F	1.00% F	1.00% A, F
Ratio of expenses to average net assets after expense reductions	1.00% A	.98% G	1.00% A
Ratio of net investment income to average net assets	8.85% A	9.17%	7.92% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.393	.898	.112
Net realized and unrealized gain (loss)	(.291)	(.656)	(.089)
Total from investment operations	.102	.242	.023
Less Distributions
From net investment income	(.392)	(.812)	(.103)
Net asset value, end of period	$ 9.060	$ 9.350	$ 9.920
Total Return B, C	1.21%	2.27%	.23%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,370	$ 8,936	$ 2,422
Ratio of expenses to average net assets	1.10% A, F	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.08% G	1.10% A
Ratio of net investment income to average net assets	8.76% A	9.07%	7.82% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.362	.830	.102
Net realized and unrealized gain (loss)	(.279)	(.663)	(.083)
Total from investment operations	.083	.167	.019
Less Distributions
From net investment income	(.363)	(.747)	(.099)
Net asset value, end of period	$ 9.060	$ 9.340	$ 9.920
Total Return B, C	1.00%	1.50%	.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,082	$ 10,054	$ 2,089
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.75% A	1.73% G	1.75% A
Ratio of net investment income to average net assets	8.11% A	8.42%	7.17% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income D	.357	.819	.101
Net realized and unrealized gain (loss)	(.289)	(.643)	(.093)
Total from investment operations	.068	.176	.008
Less Distributions
From net investment income	(.358)	(.736)	(.098)
Net asset value, end of period	$ 9.060	$ 9.350	$ 9.910
Total Return B, C	.83%	1.60%	.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 11,026	$ 6,563	$ 1,854
Ratio of expenses to average net assets	1.85% A, F	1.85% F	1.85% A, F
Ratio of expenses to average net assets after expense reductions	1.84% A, G	1.83% G	1.85% A
Ratio of net investment income to average net assets	8.01% A	8.32%	7.07% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.404	.910	.118
Net realized and unrealized gain (loss)	(.280)	(.638)	(.091)
Total from investment operations	.124	.272	.027
Less Distributions
From net investment income	(.404)	(.842)	(.107)
Net asset value, end of period	$ 9.070	$ 9.350	$ 9.920
Total Return B, C	1.44%	2.57%	.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,084	$ 4,910	$ 719
Ratio of expenses to average net assets	.85% A, F	.85% F	.85% A, F
Ratio of expenses to average net assets after expense reductions	.85% A	.83% G	.85% A
Ratio of net investment income to average net assets	9.01% A	9.32%	8.07% A
Portfolio turnover rate	200% A	157%	331% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,000 or 0.1% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $2,130,996 or 3.2% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,620,576 and $46,279,118, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 12,426	$ 493
Class T	16,119	872
Class B	50,153	37,005
Class C	45,917	25,740
	$ 124,615	$ 64,110

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 31,074	$ 8,983
Class T	14,998	4,682
Class B	15,099	15,099*
Class C	3,503	3,503*
	$ 64,674	$ 32,267

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,541	.13*
Class T	15,864	.25*
Class B	9,893	.18*
Class C	8,317	.18*
Institutional Class	4,993	.19*
	$ 49,608

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.00%	$ 13,332
Class T	1.10%	18,551
Class B	1.75%	12,069
Class C	1.85%	10,391
Institutional Class	0.85%	5,950
		$ 60,293

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $839 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $441 under the custodian arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 5% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 32%.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 714,787	$ 707,918
Class T	550,170	787,365
Class B	445,350	645,402
Class C	357,793	379,306
Institutional Class	240,910	312,633
Total	$ 2,309,010	$ 2,832,624

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	1,373,263	1,493,515	$ 12,516,590	$ 15,002,914
Reinvestment of distributions	61,767	54,584	556,924	535,288
Shares redeemed	(480,496)	(201,140)	(4,284,800)	(1,994,596)
Net increase (decrease)	954,534	1,346,959	$ 8,788,714	$ 13,543,606
Class T Shares sold	1,580,875	1,656,133	$ 14,188,229	$ 16,505,485
Reinvestment of distributions	40,109	43,976	362,691	434,581
Shares redeemed	(1,101,509)	(988,162)	(10,009,798)	(9,733,802)
Net increase (decrease)	519,475	711,947	$ 4,541,122	$ 7,206,264
Class B Shares sold	817,655	1,104,573	$ 7,393,833	$ 11,052,135
Reinvestment of distributions	25,091	31,115	225,872	307,335
Shares redeemed	(363,872)	(270,291)	(3,238,564)	(2,684,546)
Net increase (decrease)	478,874	865,397	$ 4,381,141	$ 8,674,924
Class C Shares sold	888,025	809,417	$ 8,115,978	$ 8,074,099
Reinvestment of distributions	24,604	21,753	221,790	214,658
Shares redeemed	(397,925)	(316,051)	(3,622,157)	(3,125,853)
Net increase (decrease)	514,704	515,119	$ 4,715,611	$ 5,162,904
Institutional Class Shares sold	163,281	446,427	$ 1,494,528	$ 4,549,272
Reinvestment of distributions	25,848	30,213	232,743	297,604
Shares redeemed	(43,592)	(24,209)	(396,079)	(240,598)
Net increase (decrease)	145,537	452,431	$ 1,331,192	$ 4,606,278

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHII-SANN-0601 135887
1.741815.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	4.62%	10.23%	35.20%	93.18%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	-0.35%	4.99%	28.78%	84.00%
LB 3 Plus Year Municipal Bond	4.51%	10.90%	37.14%	n/a*
General Municipal Debt Funds Average	3.77%	9.13%	29.21%	85.41%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal 3 Plus Year Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	10.23%	6.22%	6.81%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	4.99%	5.19%	6.29%
LB 3 Plus Year Municipal Bond	10.90%	6.52%	n/a*
General Municipal Debt Funds Average	9.13%	5.25%	6.36%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Class A on April 30, 1991, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,400 - an 84.00% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,779 - a 97.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.46%	5.35%	4.42%	4.86%	5.51%	0.89%
Capital returns	2.16%	2.82%	-6.78%	3.21%	3.51%	0.95%
Total returns	4.62%	8.17%	-2.36%	8.07%	9.02%	1.84%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.84¢	29.26¢	59.36¢
Annualized dividend rate	4.77%	4.79%	4.91%
30-day annualized yield	4.22%	-	-
30-day annualized tax-equivalent yield	6.59%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.35 over the past one month, $12.31 over the past six months and $12.08 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	4.47%	10.10%	34.93%	92.78%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	0.81%	6.24%	30.20%	86.04%
LB 3 Plus Year Municipal Bond	4.51%	10.90%	37.14%	n/a*
General Municipal Debt Funds Average	3.77%	9.13%	29.21%	85.41%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	10.10%	6.17%	6.78%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	6.24%	5.42%	6.40%
LB 3 Plus Year Municipal Bond	10.90%	6.52%	n/a*
General Municipal Debt Funds Average	9.13%	5.25%	6.36%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on April 30, 1991, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,604 - an 86.04% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,779 - a 97.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.39%	5.23%	4.32%	4.86%	5.47%	5.69%
Capital returns	2.08%	2.91%	-6.85%	3.29%	3.42%	-1.01%
Total returns	4.47%	8.14%	-2.53%	8.15%	8.89%	4.68%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.74¢	28.61¢	58.07¢
Annualized dividend rate	4.67%	4.68%	4.80%
30-day annualized yield	4.18%	-	-
30-day annualized tax-equivalent yield	6.53%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.36 over the past one month, $12.33 over the past six months and $12.10 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	4.23%	9.42%	30.65%	83.62%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	-0.77%	4.42%	28.65%	83.62%
LB 3 Plus Year Municipal Bond	4.51%	10.90%	37.14%	n/a*
General Municipal Debt Funds Average	3.77%	9.13%	29.21%	85.41%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	9.42%	5.49%	6.27%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	4.42%	5.17%	6.27%
LB 3 Plus Year Municipal Bond	10.90%	6.52%	n/a*
General Municipal Debt Funds Average	9.13%	5.25%	6.36%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,362 - an 83.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,779 - a 97.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.06%	4.55%	3.69%	4.17%	4.81%	4.99%
Capital returns	2.17%	2.83%	-6.85%	3.30%	3.34%	-1.01%
Total returns	4.23%	7.38%	-3.16%	7.47%	8.15%	3.98%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.07¢	24.62¢	50.27¢
Annualized dividend rate	4.02%	4.04%	4.17%
30-day annualized yield	3.68%	-	-
30-day annualized tax-equivalent yield	5.75%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.33 over the past one month, $12.29 over the past six months, and $12.06 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1, 1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	4.08%	9.28%	29.95%	82.64%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	3.08%	8.28%	29.95%	82.64%
LB 3 Plus Year Municipal Bond	4.51%	10.90%	37.14%	n/a*
General Municipal Debt Funds Average	3.77%	9.13%	29.21%	85.41%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	9.28%	5.38%	6.21%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	8.28%	5.38%	6.21%
LB 3 Plus Year Municipal Bond	10.90%	6.52%	n/a*
General Municipal Debt Funds Average	9.13%	5.25%	6.36%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,264 - an 82.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,779 - a 97.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31
	2001	2000	1999	1998
Dividend returns	2.00%	4.43%	3.61%	3.87%
Capital returns	2.08%	2.91%	-6.85%	3.54%
Total returns	4.08%	7.34%	-3.24%	7.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.95¢	24.00¢	49.04¢
Annualized dividend rate	3.89%	3.93%	4.05%
30-day annualized yield	3.55%	-	-
30-day annualized tax-equivalent yield	5.55%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.36 over the past one month, $12.33 over the past six months, and $12.10 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market continued its recent string of strong performance, posting a solid gain during the six-month period ending April 30, 2001. In that time, the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.39%. Four interest-rate cuts by the U.S. Federal Reserve Board during the period helped boost muni bond returns. Additionally, their tax-exempt status and comparatively high yields caught the attention of equity investors who sought refuge from the yearlong volatility in the stock market. Of note: Municipal bond funds received more than $3 billion in inflows during the first two months of 2001, compared to $6 billion in outflows during the same period last year, according to the Investment Company Institute. The muni market did experience a pullback in April, however. Inflation fears, typical seasonal weakness - investors tend to liquidate munis in April for tax payments - a rebound in equity markets and considerable troubles in California, one of the two largest muni bond states, combined to cheapen the overall market during the month. For the overall period, munis underperformed taxable bonds on an absolute basis. The Lehman Brothers Aggregate Bond Index - a popular measure of the taxable bond market - returned 6.22% during the past six months.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 4.62%, 4.47%, 4.23% and 4.08%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 3.77% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.51% for the same six-month period. For the 12-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 10.23%, 10.10%, 9.42% and 9.28%, respectively. For the same one-year period, the general municipal debt funds average returned 9.13% and the Lehman Brothers index returned 10.90%.

Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the six-month period?

Semiannual Report

A. A combination of factors contributed to the fund's outperformance. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on my predictions about the direction of interest rates. As a result, the fund wasn't overly interest-rate sensitive or overly interest-rate resilient at the wrong time. The fund's smaller-than-average weighting in California municipal bonds also served the fund well. The energy crisis in that state continued to unsettle investors with holdings not only in investor-owned utilities Southern California Edison and Pacific Gas & Electric, but also bonds backed by related issuers statewide. Even California general obligation bonds - which are backed by the tax revenues collected by the state - cheapened, reflecting speculation that the municipal bond credit rating agencies would downgrade the state's credit rating, which ultimately occurred in April. Other pressure came from the fact that the state indicated it would issue billions of tax-free bonds to fund California's purchases of power.

Q. What other factors aided performance?

A. Relative to the Lehman Brothers index, the fund's larger weighting in bonds issued by health care organizations - mainly hospitals - also benefited returns as the sector outperformed the broader municipal market. During most of 2000, the sector came under pressure due to a lack of demand for its bonds. Investors generally avoided health care bonds following the implementation of the Balanced Budget Act of 1997 and the expansion of managed care programs, both of which curtailed medical reimbursement rates and added pressure on hospital operating results. During the past six months, however, hospital financial trends stabilized and lower valuations lured investors back to health care securities, resulting in the sector's strong performance.

Q. What holdings were disappointments?

A. At times, long-maturity premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face - or par - value, were somewhat disappointing. They came under pressure when investors turned to long-maturity discount bonds - which pay rates below market rates and trade at prices below par - to capture their heightened interest-rate sensitivity in a declining rate environment. Although the fund did own some long-maturity discount bonds, I continued to favor premium bonds, which are protected from unfavorable tax treatment that can occur during particular market environments. Premium bonds began to perform better late in the fund's period.

Q. How did you position the fund in terms of credit quality?

A. I maintained the fund's relatively high credit quality, with more than 81% of the fund's investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. The fund's emphasis on investment-grade bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them, especially given the national economic slowdown.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's ahead for the municipal market?

A. The direction of interest rates and, ultimately, the performance of the bond markets largely will be determined by the strength of the economy. At the end of April, bond prices reflected expectations for further interest-rate cuts throughout the summer. Continued weak economic growth could help sustain the drop in rates, while an economic rebound most likely would spell higher rates in the fall. Municipals currently are priced cheaply relative to Treasury bonds, meaning they offer attractive tax-free yields compared to U.S. Treasury securities. To the extent that investors recognize that value, municipals could benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of April 30, 2001, more than $491 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"During the past 12 months, municipal issuers generally enjoyed strong revenue growth as tax receipts and user fees exceeded budget forecasts. Infrastructure spending on transportation projects and school facility improvements accelerated, but generally were met with strong taxpayer support that eased the challenges associated with financing such projects.

"Within the municipal market, there were some widely divergent trends. After two years of general decline, select health care issuers have begun to stabilize during the past year. In light of this development, the fund has taken a selective approach, concentrating on hospital bond investments identified as the dominant service providers in their market with the ability to translate their competitive strength into pricing power.

"On the other hand, corporate-backed municipal bond issues lagged as slowing growth gave rise to heightened concerns about leveraged corporate balance sheets. Corporate-backed municipal issues are concentrated in some cyclical industry groups - such as the paper, automobile and airline industries - and in some industries that are subject to aggressive restructuring such as the electric utility industry. I reduced the fund's holdings in these bonds during the course of the past year."

Semiannual Report

Investment Changes

Top Five States as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.9	16.6
Washington	7.1	6.3
Colorado	6.4	4.8
Pennsylvania	5.8	6.3
Texas	5.8	5.1
Top Five Sectors as of April 30, 2001
		6 months ago
General Obligations	17.4	17.2
Health Care	17.0	17.6
Electric Utilities	15.7	15.8
Water & Sewer	12.3	10.6
Transportation	11.7	12.3
Average Years to Maturity as of April 30, 2001
		6 months ago
Years	16.6	16.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	7.3	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of April 30, 2001	As of October 31, 2000
Aaa 54.0%	Aaa 51.8%
Aa, A 27.4%	Aa, A 25.7%
Baa 14.7%	Baa 14.9%
Ba and Below 0.1%	Ba and Below 2.5%
Not Rated 3.8%	Not Rated 4.0%
Short-term Investments 0.0%	Short-term Investments 1.1%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 0.8%
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17	-	$ 4,000,000	$ 4,162,400
Alaska - 1.8%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,609,353
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (c)	Aaa	1,500,000	1,534,995
5.45% 7/1/09 (AMBAC Insured) (c)	Aaa	1,500,000	1,542,780
			8,687,128
Arizona - 1.2%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	Aaa	1,300,000	1,348,893
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa2	4,495,000	4,352,958
			5,701,851
California - 2.8%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (c)	Aaa	580,000	580,597
Series R, 5.35% 8/1/07 (MBIA Insured) (c)	Aaa	1,000,000	1,055,780
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (c)	Ba1	500,000	511,750
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,064,560
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,692,375
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	Aa3	4,000,000	3,725,400
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	532,045
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,026,650
6.5% 7/1/08	BBB-	300,000	328,671
			13,517,828
Colorado - 6.4%
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (d)	Aaa	3,620,000	634,658
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Arapaho County School District #5 Cherry Creek 6% 12/15/15	Aa1	$ 1,250,000	$ 1,353,200
Colorado Dept. Trans. Rev. 5.25% 6/15/09 (MBIA Insured)	Aaa	5,000,000	5,267,000
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,277,897
6.25% 2/1/04	Baa2	200,000	204,826
6.625% 2/1/13	Baa2	6,500,000	6,603,220
6.625% 2/1/13 (Pre-Refunded to 2/1/03 @ 102) (d)	Baa2	400,000	427,912
6.625% 2/1/22	Baa2	3,800,000	3,784,648
6.625% 2/1/22 (Pre-Refunded to 2/1/03 @ 102) (d)	Baa2	200,000	213,956
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,149,992
0% 1/1/08 (MBIA Insured)	Aaa	870,000	641,529
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	Aaa	1,610,000	1,719,094
5.625% 9/1/14	Aaa	1,745,000	1,848,636
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/02 (MBIA Insured) (c)	Aaa	2,115,000	1,997,279
7.5% 11/15/23 (c)	A2	2,070,000	2,269,031
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (c)(d)	Aaa	430,000	489,663
Series D, 0% 11/15/04 (MBIA Insured) (c)	Aaa	1,700,000	1,469,327
			31,351,868
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (d)	AAA	1,920,000	2,017,440
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	BBB	3,350,000	2,901,770
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,047,870
			5,967,080
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
District Of Columbia - 2.7%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	$ 150,000	$ 164,852
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	5,789,460
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	910,000	930,475
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa	250,000	251,283
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,040,700
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,161,380
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,397,525
District of Columbia Tobacco Settlement Fing. Corp. 6.25% 5/15/24	A1	550,000	547,234
			13,282,909
Florida - 1.9%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	Aaa	5,000,000	5,312,900
Florida Mid-Bay Bridge Auth. Rev. Series A, 7.5% 10/1/17	-	2,500,000	2,610,925
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured) (b)	Aaa	1,500,000	1,650,435
			9,574,260
Illinois - 5.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	10,500,000	10,808,700
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,500,795
Series B, 6% 1/1/09 (MBIA Insured) (c)	Aaa	300,000	321,561
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (c)	Aaa	3,700,000	4,039,956
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,491,784
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 8.2% 12/1/24	Baa3	1,000,000	1,103,700
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	3,000,000	3,054,420
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (d)	-	$ 1,000,000	$ 1,058,510
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (d)	-	1,000,000	1,059,730
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	1,500,000	1,568,640
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	1,000,000	1,047,640
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	682,990
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	65,000	44,723
			27,783,149
Indiana - 0.2%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,032,580
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	Aaa	1,000,000	1,035,930
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (c)	Aaa	3,500,000	3,604,475
			4,640,405
Kansas - 1.6%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	1,500,000	1,577,670
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,396,381
5% 12/1/14 (MBIA Insured)	Aaa	500,000	497,890
5.25% 12/1/09 (MBIA Insured)	Aaa	1,420,000	1,483,758
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,805,878
			7,761,577
Kentucky - 2.8%
Kenton County Arpt. Board Arpt. Rev. (Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (c)	Baa3	2,000,000	2,063,540
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Kentucky - continued
Kentucky Property & Bldgs. Commission Rev.:
5.625% 9/1/13	Aa3	$ 2,170,000	$ 2,298,790
5.625% 9/1/14	Aa3	1,500,000	1,577,505
Kentucky Property & Bldgs. Commission Revs. (#69 Proj.) Series 2001 B, 5% 8/1/10 (FSA Insured) (b)	Aaa	1,700,000	1,732,827
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,284,680
			13,957,342
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,015,000	1,088,486
5.75% 7/1/13 (Escrowed to Maturity) (d)	-	1,665,000	1,785,546
			2,874,032
Massachusetts - 5.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,870,760
Series A:
5.375% 3/1/19	Aa2	1,000,000	1,009,190
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,082,020
Massachusetts Fed. Hwy. 5.75% 6/15/11	Aa3	3,000,000	3,264,210
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series J, 5% 7/1/17 (MBIA Insured)	Aaa	1,000,000	973,800
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	704,172
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	1,000,000	1,066,080
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	1,890,500
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	486,100
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	997,090
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	1,600,000	1,528,272
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.): - continued
Series A2:
0% 8/1/08	A+	$ 800,000	$ 570,384
0% 8/1/10	A+	4,500,000	2,847,555
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,048,530
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	10,000	10,320
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,224,910
			27,573,893
Michigan - 3.3%
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	1,400,000	1,455,888
5.875% 7/1/22 (FGIC Insured)	Aaa	1,700,000	1,791,494
5.875% 7/1/29 (FGIC Insured)	Aaa	1,100,000	1,160,775
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	Aaa	1,000,000	1,006,460
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,000,000	1,009,350
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured) (Pre-Refunded to 5/1/09 @ 100) (d)	Aaa	2,225,000	2,450,482
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,807,300
(Pontiac Osteopathic Hosp. Proj.) Series A, 6% 2/1/24	Baa3	2,000,000	1,587,440
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,493,576
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	Aaa	1,500,000	1,487,130
			16,249,895
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,670,022
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	Aa1	1,720,000	1,792,567
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA+	$ 1,500,000	$ 1,503,630
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,092,880
			7,059,099
Nebraska - 0.3%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 5.25% 7/15/19	Aa2	1,350,000	1,350,243
Nevada - 0.8%
Clark County School District Series A, 9.75% 6/1/01 (MBIA Insured)	Aaa	500,000	502,390
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.):
Series A, 6% 6/15/10	BBB+	1,500,000	1,536,795
Sub Lien Series A, 6.1% 6/15/14	BBB+	1,000,000	1,009,150
Washoe County Gen. Oblig. (Reno-Convention Ctr. Proj.) Series A, 6.4% 7/1/29 (FSA Insured)	Aaa	1,000,000	1,089,810
			4,138,145
New Jersey - 0.4%
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.) Series A, 5.5% 6/15/11 (MBIA Insured)	Aaa	2,000,000	2,105,480
New Mexico - 1.9%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	Aaa	3,970,000	4,350,723
6.75% 7/1/09 (AMBAC Insured) (c)	Aaa	450,000	513,959
6.75% 7/1/11 (AMBAC Insured) (c)	Aaa	1,805,000	2,089,324
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (c)	Aaa	775,000	783,091
Series IV A2, 6.65% 3/1/07	Aaa	1,500,000	1,571,985
			9,309,082
New York - 16.9%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	500,000	486,120
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	2,035,980
6.125% 7/1/29	Baa1	6,750,000	7,244,775
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,829,900
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	500,000	492,665
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	$ 2,565,000	$ 2,491,795
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	2,107,710
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	990,460
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	A3	700,000	761,824
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	Baa1	1,000,000	1,013,640
Series P, 5.75% 7/1/15	A3	1,010,000	1,037,179
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	A3	1,000,000	996,520
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	705,285
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	914,950
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	482,045
New York City Gen. Oblig.:
Series B, 5.7% 8/15/02 (Escrowed to Maturity) (d)	Aaa	35,000	36,112
Series H:
6.875% 2/1/02	A3	160,000	164,389
6.875% 2/1/02 (Escrowed to Maturity) (d)	Aaa	80,000	82,320
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	Aaa	925,000	978,752
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	A3	8,680,000	9,182,398
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	3,500,000	3,536,470
5.75% 6/15/26	Aa2	5,000,000	5,176,300
5.75% 6/15/29	Aa2	5,000,000	5,164,300
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,549,290
6% 6/15/33	Aa2	6,500,000	6,991,920
5.5% 6/15/33	Aa2	2,000,000	2,020,580
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	5,450,000	5,708,003
Series B, 6% 11/15/29	Aa2	1,000,000	1,076,350
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	A3	$ 500,000	$ 583,915
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,333,700
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,241,512
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	1,500,000	1,443,225
4.875% 6/15/20	Aa1	1,300,000	1,238,419
5% 6/15/15	Aa1	700,000	701,631
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	1,000,000	989,960
New York State Local Govt. Assistance Corp. Series A, 0% 4/1/08	A3	1,000,000	725,110
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	523,555
			83,039,059
North Carolina - 5.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,192,520
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,159,068
6% 1/1/06	Baa3	5,820,000	6,068,805
6% 1/1/14	Baa3	1,000,000	1,003,810
7.25% 1/1/07	Baa3	1,000,000	1,105,290
Series C:
5.125% 1/1/03	Baa3	2,700,000	2,728,269
5.25% 1/1/04	Baa3	1,365,000	1,385,188
5.5% 1/1/07	Baa3	700,000	714,070
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,104,520
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,160,960
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,535,150
5.9% 1/1/03	Baa1	250,000	255,685
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,193,919
			27,607,254
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - 2.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	-	$ 1,005,000	$ 1,009,121
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,070,050
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,039,710
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	Aaa	1,455,000	1,456,746
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	-	3,000,000	3,022,770
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	1,000,000	999,830
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,126,220
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,144,860
			12,869,307
Oklahoma - 2.6%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,521,255
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,142,410
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,026,780
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,099,600
Tulsa Muni. Arpt. Trust Rev. (American Airlines Corp. Proj.) 7.35% 12/1/11	Baa3	4,000,000	4,168,720
			12,958,765
Oregon - 0.7%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	1,000,000	1,046,100
5.75% 8/1/19	Aa3	2,080,000	2,168,088
			3,214,188
Pennsylvania - 5.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	Aaa	1,000,000	1,065,680
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (e)	-	290,000	296,377
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County Port Auth. Spl. Rev. 6.125% 3/1/29 (MBIA Insured)	Aaa	$ 4,460,000	$ 5,008,803
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	3,010,710
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14	Baa3	3,000,000	2,751,360
6.8% 11/15/23	Baa3	1,000,000	885,380
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,642,450
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (d)	Aaa	2,705,000	2,917,992
8.25% 6/1/22 (Escrowed to Maturity) (d)	Aaa	2,250,000	2,572,628
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,246,846
(UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	3,000,000	2,770,080
Pennsylvania Hsg. Fin. Agcy. (Residential Dev. Section 8 Proj.) Series A, 7% 7/1/01	Aa3	515,000	515,000
			28,683,306
Rhode Island - 1.0%
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	Aaa	4,000,000	4,759,320
South Carolina - 1.1%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,847,518
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Sr. Lien Series A2, 5.4% 9/1/02	AAA	1,250,000	1,269,900
Sub Lien Series B, 5.7% 9/1/05 (c)	A	1,000,000	1,032,220
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	1,000,000	1,004,740
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	A1	200,000	198,748
			5,353,126
Tennessee - 0.2%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	805,190
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - 5.8%
Alvin Independent School District 5.75% 8/15/21	Aaa	$ 1,000,000	$ 1,028,360
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (c)	Aaa	435,000	442,004
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	519,510
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,581,720
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	600,540
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	1,040,000	1,109,514
5.75% 8/15/14	Aaa	1,100,000	1,165,076
Northside Independent School District 5.5% 2/15/15	Aaa	2,000,000	2,061,460
Pearland Independent School District 5.875% 2/15/17 (b)	Aaa	1,205,000	1,263,250
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	Aa1	75,000	80,875
Texas Gen. Oblig. (Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	5,001,350
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,354,935
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,113,310
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,254,880
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,750,298
			28,327,082
Utah - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A 6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	413,118
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,281,568
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	635,000	727,431
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,607,450
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,416,360
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Utah - continued
Salt Lake County Hosp. Rev.:
(IHC Health Svcs., Inc. Proj.) 5.125% 2/25/33 (AMBAC Insured)	Aaa	$ 3,000,000	$ 2,832,150
5.5% 5/15/10 (AMBAC Insured)	Aaa	2,000,000	2,109,620
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	257,795
			18,645,492
Virginia - 1.2%
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (d)	-	675,000	753,577
Virginia Commonwealth Trans. Board Trust Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	1,965,000	2,052,325
Virginia State Resources Auth. Clean Wtr. Rev.:
(State Wtr. Revolving Funds Prog.) 5.75% 10/1/19	Aaa	1,750,000	1,835,908
5.625% 10/1/22	Aaa	1,250,000	1,286,575
			5,928,385
Washington - 7.1%
Energy Northwest Elec. Rev. (#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	Aaa	2,000,000	2,120,800
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	Aaa	1,715,000	1,724,930
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	Aaa	3,000,000	3,018,570
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	Aaa	1,000,000	1,030,990
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,527,440
Univ. Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,097,860
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	Aa1	2,000,000	2,039,960
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	$ 2,700,000	$ 2,150,145
5.4% 7/1/12	Aa1	16,000,000	16,544,469
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	520,795
			34,775,959
Wisconsin - 0.7%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	-	1,300,000	1,383,122
Milwaukee County Series A, 0% 12/1/10 (FGIC Insured)	Aaa	3,500,000	2,211,510
			3,594,632
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $470,426,704)	488,641,311
NET OTHER ASSETS - 0.6%	3,016,991
NET ASSETS - 100%	$ 491,658,302
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 290,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	78.2%	AAA, AA, A	77.3%
Baa	11.9%	BBB	12.8%
Ba	0.1%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.8%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	17.4%
Health Care	17.0
Electric Utilities	15.7
Water & Sewer	12.3
Transportation	11.7
Education	7.1
Special Tax	6.5
Others* (individually less than 5%)	12.3
100.0%
* Includes net other assets.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $470,426,704. Net unrealized appreciation aggregated $18,214,607, of which $20,464,480 related to appreciated investment securities and $2,249,873 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,212,000 of which $7,417,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $470,426,704) - See accompanying schedule		$ 488,641,311
Cash		5,984,221
Receivable for investments sold		953,902
Receivable for fund shares sold		819,850
Interest receivable		8,193,617
Other receivables		38,406
Total assets		504,631,307
Liabilities
Payable for investments purchased Regular delivery	$ 6,214,211
Delayed delivery	4,641,535
Payable for fund shares redeemed	1,010,857
Distributions payable	717,296
Accrued management fee	155,001
Distribution fees payable	156,459
Other payables and accrued expenses	77,646
Total liabilities		12,973,005
Net Assets		$ 491,658,302
Net Assets consist of:
Paid in capital		$ 489,461,812
Undistributed net investment income		37,031
Accumulated undistributed net realized gain (loss) on investments		(16,055,148)
Net unrealized appreciation (depreciation) on investments		18,214,607
Net Assets		$ 491,658,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,611,249 ÷ 2,737,581 shares)	$12.28
Maximum offering price per share (100/95.25 of $12.28)	$12.89
Class T: Net Asset Value and redemption price per share ($336,165,095 ÷ 27,345,869 shares)	$12.29
Maximum offering price per share (100/96.50 of $12.29)	$12.74
Class B: Net Asset Value and offering price per share ($81,695,671 ÷ 6,665,222 shares) A	$12.26
Class C: Net Asset Value and offering price per share ($24,228,100 ÷ 1,971,212 shares) A	$12.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($15,958,187 ÷ 1,303,748 shares)	$12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 13,001,660
Expenses
Management fee	$ 905,584
Transfer agent fees	232,877
Distribution fees	898,666
Accounting fees and expenses	74,634
Non-interested trustees' compensation	1,025
Custodian fees and expenses	4,286
Registration fees	40,240
Audit	18,273
Legal	2,997
Miscellaneous	1,884
Total expenses before reductions	2,180,466
Expense reductions	(167,962)	2,012,504
Net investment income		10,989,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		704,925
Change in net unrealized appreciation (depreciation) on investment securities		8,660,077
Net gain (loss)		9,365,002
Net increase (decrease) in net assets resulting from operations		$ 20,354,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,989,156	$ 20,426,775
Net realized gain (loss)	704,925	(2,014,047)
Change in net unrealized appreciation (depreciation)	8,660,077	15,974,733
Net increase (decrease) in net assets resulting from operations	20,354,158	34,387,461
Distributions to shareholders from net investment income	(10,862,989)	(20,623,031)
Share transactions - net increase (decrease)	24,414,352	23,373,862
Total increase (decrease) in net assets	33,905,521	37,138,292
Net Assets
Beginning of period	457,752,781	420,614,489
End of period (including under (over) distribution of net investment income of $37,031 and $(76,089), respectively)	$ 491,658,302	$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740	$ 11.630
Income from Investment Operations
Net investment income	.292 D	.591 D	.567	.571	.583 D	.105 D, E
Net realized and unrealized gain (loss)	.261	.337	(.850)	.390	.445	.109
Total from investment operations	.553	.928	(.283)	.961	1.028	.214
Less Distributions
From net investment income	(.293)	(.598)	(.567)	(.571)	(.616) E	(.104)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.293)	(.598)	(.567)	(.571)	(.618)	(.104)
Net asset value, end of period	$ 12.280	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Total Return B, C	4.62%	8.17%	(2.36)%	8.07%	9.02%	1.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 33,611	$ 22,780	$ 10,722	$ 6,721	$ 3,755	$ 202
Ratio of expenses to average net assets	.69% A	.72%	.72%	.90% G	.90% G	.90% A, G
Ratio of expenses to average net assets after expense reductions	.62% A, H	.72%	.72%	.90%	.90%	.90% A
Ratio of net investment income to average net assets	4.83% A	5.02%	4.62%	4.57%	4.87%	5.73% A
Portfolio turnover rate	10% A	39% I	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760	$ 11.880
Income from Investment Operations
Net investment income	.289 D	.583 D	.555	.571	.597 D	.677 D, E
Net realized and unrealized gain (loss)	.247	.343	(.860)	.410	.407	(.136)
Total from investment operations	.536	.926	(.305)	.981	1.004	.541
Less Distributions
From net investment income	(.286)	(.586)	(.555)	(.571)	(.612) E	(.661)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.286)	(.586)	(.555)	(.571)	(.614)	(.661)
Net asset value, end of period	$ 12.290	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Total Return B, C	4.47%	8.14%	(2.53)%	8.15%	8.89%	4.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 336,165	$ 340,959	$ 329,926	$ 380,325	$ 392,075	$ 480,432
Ratio of expenses to average net assets	.79% A	.81%	.81%	.87%	.89%	.89%
Ratio of expenses to average net assets after expense reductions	.72% A, F	.81%	.81%	.87%	.89%	.89%
Ratio of net investment income to average net assets	4.73% A	4.93%	4.51%	4.62%	5.04%	5.74%
Portfolio turnover rate	10% A	39% G	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740	$ 11.860
Income from Investment Operations
Net investment income	.248 D	.504 D	.476	.491	.515 D	.596 D, E
Net realized and unrealized gain (loss)	.258	.336	(.860)	.400	.416	(.136)
Total from investment operations	.506	.840	(.384)	.891	.931	.460
Less Distributions
From net investment income	(.246)	(.510)	(.476)	(.491)	(.539) E	(.580)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.246)	(.510)	(.476)	(.491)	(.541)	(.580)
Net asset value, end of period	$ 12.260	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Total Return B, C	4.23%	7.38%	(3.16)%	7.47%	8.15%	3.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 81,696	$ 68,571	$ 63,464	$ 55,032	$ 41,024	$ 39,389
Ratio of expenses to average net assets	1.44% A	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of expenses to average net assets after expense reductions	1.37% A, F	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of net investment income to average net assets	4.08% A	4.28%	3.88%	3.96%	4.35%	5.06%
Portfolio turnover rate	10% A	39% G	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.241 D	.493 D	.465	.455
Net realized and unrealized gain (loss)	.249	.345	(.860)	.430
Total from investment operations	.490	.838	(.395)	.885
Less Distributions
From net investment income	(.240)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.290	$ 12.040	$ 11.700	$ 12.560
Total Return B, C	4.08%	7.34%	(3.24)%	7.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,228	$ 17,120	$ 13,071	$ 7,031
Ratio of expenses to average net assets	1.54% A	1.56%	1.56%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.48% A, G	1.56%	1.56%	1.75% A
Ratio of net investment income to average net assets	3.98% A	4.18%	3.79%	3.60% A
Portfolio turnover rate	10% A	39% H	23%	36%

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720	$ 11.880
Income from Investment Operations
Net investment income	.297 D	.604 D	.584	.592	.609 D	.707 D, E
Net realized and unrealized gain (loss)	.264	.339	(.860)	.390	.464	(.197)
Total from investment operations	.561	.943	(.276)	.982	1.073	.510
Less Distributions
From net investment income	(.301)	(.613)	(.584)	(.592)	(.671) E	(.670)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.301)	(.613)	(.584)	(.592)	(.673)	(.670)
Net asset value, end of period	$ 12.240	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Total Return B, C	4.70%	8.34%	(2.31)%	8.28%	9.44%	4.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,958	$ 8,324	$ 3,431	$ 3,741	$ 1,511	$ 927
Ratio of expenses to average net assets	.55% A	.61%	.60%	.75% F	.75% F	.75% F
Ratio of expenses to average net assets after expense reductions	.49% A, G	.61%	.60%	.75%	.75%	.75%
Ratio of net investment income to average net assets	4.96% A	5.13%	4.75%	4.75%	5.11%	5.88%
Portfolio turnover rate	10% A	39% H	23%	36%	36%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $296,377 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,741,078 and $23,347,311, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,332	$ 135
Class T	430,181	9,353
Class B	342,658	248,495
Class C	104,495	45,585
	$ 898,666	$ 303,568

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 49,671	$ 19,694
Class T	64,807	24,368
Class B	116,927	116,927*
Class C	2,415	2,415*
	$ 233,820	$ 163,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 13,756	.10*
Class T	166,905	.10*
Class B	36,358	.10*
Class C	9,755	.09*
Institutional Class	6,103	.11*
	$ 232,877

*Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $74,893 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 5,018
Class T	68,509
Class B	14,506
Class C	3,522
Institutional Class	1,514
$ 93,069

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 672,929	$ 712,048
Class T	7,986,766	16,217,959
Class B	1,521,169	2,815,400
Class C	406,304	614,742
Institutional Class	275,821	262,882
Total	$ 10,862,989	$ 20,623,031

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	2,009,418	1,280,562	$ 24,500,759	$ 15,201,152
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	-	314,140	-	3,612,609
Reinvestment of distributions	35,261	40,864	434,377	482,684
Shares redeemed	(1,201,588)	(658,536)	(14,544,098)	(7,799,948)
Net increase (decrease)	843,091	977,030	$ 10,391,038	$ 11,496,497
Class T Shares sold	3,120,429	5,871,344	$ 38,660,796	$ 69,198,493
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	-	3,316,008	-	38,167,257
Reinvestment of distributions	407,003	861,078	5,018,466	10,155,440
Shares redeemed	(4,503,301)	(9,924,270)	(55,746,422)	(116,868,899)
Net increase (decrease)	(975,869)	124,160	$ (12,067,160)	$ 652,291
Class B Shares sold	1,923,800	1,533,458	$ 23,744,601	$ 18,027,417
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	-	776,254	-	8,911,393
Reinvestment of distributions	67,804	138,033	833,761	1,623,281
Shares redeemed	(1,038,671)	(2,173,697)	(12,775,766)	(25,534,174)
Net increase (decrease)	952,933	274,048	$ 11,802,596	$ 3,027,917
Class C Shares sold	748,269	761,618	$ 9,240,537	$ 8,992,554
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	-	114,599	-	1,319,029
Reinvestment of distributions	22,286	33,650	274,924	397,120
Shares redeemed	(221,502)	(604,764)	(2,738,975)	(7,119,022)
Net increase (decrease)	549,053	305,103	$ 6,776,486	$ 3,589,681

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Institutional Class Shares sold	840,498	247,204	$ 10,358,397	$ 2,915,763
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class	-	420,609	-	4,820,174
Reinvestment of distributions	6,273	8,738	77,038	103,106
Shares redeemed	(237,724)	(276,387)	(2,924,043)	(3,231,567)
Net increase (decrease)	609,047	400,164	$ 7,511,392	$ 4,607,476

8. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
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HIM-SANN-0601 136082
1.703467.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	4.70%	10.40%	36.12%	94.87%
LB 3 Plus Year Municipal Bond	4.51%	10.90%	37.14%	n/a*
General Municipal Debt Funds Average	3.77%	9.13%	29.21%	85.41%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	10.40%	6.36%	6.90%
LB 3 Plus Year Municipal Bond	10.90%	6.52%	n/a*
General Municipal Debt Funds Average	9.13%	5.25%	6.36%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,487 - a 94.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,779 - a 97.79% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.53%	5.51%	4.56%	5.06%	6.01%	5.76%
Capital returns	2.17%	2.83%	-6.87%	3.22%	3.43%	-1.35%
Total returns	4.70%	8.34%	-2.31%	8.28%	9.44%	4.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.95¢	30.05¢	60.93¢
Annualized dividend rate	4.89%	4.94%	5.06%
30-day annualized yield	4.56%	-	-
30-day annualized tax-equivalent yield	7.13%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.31 over the past one month, $12.27 over the past six months, and $12.04 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market continued its recent string of strong performance, posting a solid gain during the six-month period ending April 30, 2001. In that time, the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.39%. Four interest-rate cuts by the U.S. Federal Reserve Board during the period helped boost muni bond returns. Additionally, their tax-exempt status and comparatively high yields caught the attention of equity investors who sought refuge from the yearlong volatility in the stock market. Of note: Municipal bond funds received more than $3 billion in inflows during the first two months of 2001, compared to $6 billion in outflows during the same period last year, according to the Investment Company Institute. The muni market did experience a pullback in April, however. Inflation fears, typical seasonal weakness - investors tend to liquidate munis in April for tax payments - a rebound in equity markets and considerable troubles in California, one of the two largest muni bond states, combined to cheapen the overall market during the month. For the overall period, munis underperformed taxable bonds on an absolute basis. The Lehman Brothers Aggregate Bond Index - a popular measure of the taxable bond market - returned 6.22% during the past six months.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares had a total return of 4.70%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 3.77% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.51% for the same six-month period. For the 12-month period that ended April 30, 2001, the fund's Institutional Class shares had a total return of 10.40%, while the general municipal debt funds average returned 9.13% and the Lehman Brothers index returned 10.90%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the six-month period?

A. A combination of factors contributed to the fund's outperformance. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on my predictions about the direction of interest rates. As a result, the fund wasn't overly interest-rate sensitive or overly interest-rate resilient at the wrong time. The fund's smaller-than-average weighting in California municipal bonds also served the fund well. The energy crisis in that state continued to unsettle investors with holdings not only in investor-owned utilities Southern California Edison and Pacific Gas & Electric, but also bonds backed by related issuers statewide. Even California general obligation bonds - which are backed by the tax revenues collected by the state - cheapened, reflecting speculation that the municipal bond credit rating agencies would downgrade the state's credit rating, which ultimately occurred in April. Other pressure came from the fact that the state indicated it would issue billions of tax-free bonds to fund California's purchases of power.

Q. What other factors aided performance?

A. Relative to the Lehman Brothers index, the fund's larger weighting in bonds issued by health care organizations - mainly hospitals - also benefited returns as the sector outperformed the broader municipal market. During most of 2000, the sector came under pressure due to a lack of demand for its bonds. Investors generally avoided health care bonds following the implementation of the Balanced Budget Act of 1997 and the expansion of managed care programs, both of which curtailed medical reimbursement rates and added pressure on hospital operating results. During the past six months, however, hospital financial trends stabilized and lower valuations lured investors back to health care securities, resulting in the sector's strong performance.

Q. What holdings were disappointments?

A. At times, long-maturity premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face - or par - value, were somewhat disappointing. They came under pressure when investors turned to long-maturity discount bonds - which pay rates below market rates and trade at prices below par - to capture their heightened interest-rate sensitivity in a declining rate environment. Although the fund did own some long-maturity discount bonds, I continued to favor premium bonds, which are protected from unfavorable tax treatment that can occur during particular market environments. Premium bonds began to perform better late in the fund's period.

Q. How did you position the fund in terms of credit quality?

A. I maintained the fund's relatively high credit quality, with more than 81% of the fund's investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. The fund's emphasis on investment-grade bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them, especially given the national economic slowdown.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's ahead for the municipal market?

A. The direction of interest rates and, ultimately, the performance of the bond markets largely will be determined by the strength of the economy. At the end of April, bond prices reflected expectations for further interest-rate cuts throughout the summer. Continued weak economic growth could help sustain the drop in rates, while an economic rebound most likely would spell higher rates in the fall. Municipals currently are priced cheaply relative to Treasury bonds, meaning they offer attractive tax-free yields compared to U.S. Treasury securities. To the extent that investors recognize that value, municipals could benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of April 30, 2001, more than $491 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"During the past 12 months, municipal issuers generally enjoyed strong revenue growth as tax receipts and user fees exceeded budget forecasts. Infrastructure spending on transportation projects and school facility improvements accelerated, but generally were met with strong taxpayer support that eased the challenges associated with financing such projects.

"Within the municipal market, there were some widely divergent trends. After two years of general decline, select health care issuers have begun to stabilize during the past year. In light of this development, the fund has taken a selective approach, concentrating on hospital bond investments identified as the dominant service providers in their market with the ability to translate their competitive strength into pricing power.

"On the other hand, corporate-backed municipal bond issues lagged as slowing growth gave rise to heightened concerns about leveraged corporate balance sheets. Corporate-backed municipal issues are concentrated in some cyclical industry groups - such as the paper, automobile and airline industries - and in some industries that are subject to aggressive restructuring such as the electric utility industry. I reduced the fund's holdings in these bonds during the course of the past year."

Semiannual Report

Investment Changes

Top Five States as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.9	16.6
Washington	7.1	6.3
Colorado	6.4	4.8
Pennsylvania	5.8	6.3
Texas	5.8	5.1
Top Five Sectors as of April 30, 2001
		6 months ago
General Obligations	17.4	17.2
Health Care	17.0	17.6
Electric Utilities	15.7	15.8
Water & Sewer	12.3	10.6
Transportation	11.7	12.3
Average Years to Maturity as of April 30, 2001
		6 months ago
Years	16.6	16.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	7.3	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of April 30, 2001	As of October 31, 2000
Aaa 54.0%	Aaa 51.8%
Aa, A 27.4%	Aa, A 25.7%
Baa 14.7%	Baa 14.9%
Ba and Below 0.1%	Ba and Below 2.5%
Not Rated 3.8%	Not Rated 4.0%
Short-term Investments 0.0%	Short-term Investments 1.1%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 0.8%
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17	-	$ 4,000,000	$ 4,162,400
Alaska - 1.8%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,609,353
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (c)	Aaa	1,500,000	1,534,995
5.45% 7/1/09 (AMBAC Insured) (c)	Aaa	1,500,000	1,542,780
			8,687,128
Arizona - 1.2%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	Aaa	1,300,000	1,348,893
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa2	4,495,000	4,352,958
			5,701,851
California - 2.8%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (c)	Aaa	580,000	580,597
Series R, 5.35% 8/1/07 (MBIA Insured) (c)	Aaa	1,000,000	1,055,780
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (c)	Ba1	500,000	511,750
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,064,560
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,692,375
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	Aa3	4,000,000	3,725,400
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	532,045
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,026,650
6.5% 7/1/08	BBB-	300,000	328,671
			13,517,828
Colorado - 6.4%
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (d)	Aaa	3,620,000	634,658
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Arapaho County School District #5 Cherry Creek 6% 12/15/15	Aa1	$ 1,250,000	$ 1,353,200
Colorado Dept. Trans. Rev. 5.25% 6/15/09 (MBIA Insured)	Aaa	5,000,000	5,267,000
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,277,897
6.25% 2/1/04	Baa2	200,000	204,826
6.625% 2/1/13	Baa2	6,500,000	6,603,220
6.625% 2/1/13 (Pre-Refunded to 2/1/03 @ 102) (d)	Baa2	400,000	427,912
6.625% 2/1/22	Baa2	3,800,000	3,784,648
6.625% 2/1/22 (Pre-Refunded to 2/1/03 @ 102) (d)	Baa2	200,000	213,956
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,149,992
0% 1/1/08 (MBIA Insured)	Aaa	870,000	641,529
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	Aaa	1,610,000	1,719,094
5.625% 9/1/14	Aaa	1,745,000	1,848,636
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/02 (MBIA Insured) (c)	Aaa	2,115,000	1,997,279
7.5% 11/15/23 (c)	A2	2,070,000	2,269,031
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (c)(d)	Aaa	430,000	489,663
Series D, 0% 11/15/04 (MBIA Insured) (c)	Aaa	1,700,000	1,469,327
			31,351,868
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (d)	AAA	1,920,000	2,017,440
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	BBB	3,350,000	2,901,770
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,047,870
			5,967,080
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
District Of Columbia - 2.7%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	$ 150,000	$ 164,852
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	5,789,460
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	910,000	930,475
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa	250,000	251,283
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,040,700
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,161,380
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,397,525
District of Columbia Tobacco Settlement Fing. Corp. 6.25% 5/15/24	A1	550,000	547,234
			13,282,909
Florida - 1.9%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	Aaa	5,000,000	5,312,900
Florida Mid-Bay Bridge Auth. Rev. Series A, 7.5% 10/1/17	-	2,500,000	2,610,925
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured) (b)	Aaa	1,500,000	1,650,435
			9,574,260
Illinois - 5.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	10,500,000	10,808,700
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,500,795
Series B, 6% 1/1/09 (MBIA Insured) (c)	Aaa	300,000	321,561
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (c)	Aaa	3,700,000	4,039,956
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,491,784
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 8.2% 12/1/24	Baa3	1,000,000	1,103,700
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	3,000,000	3,054,420
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (d)	-	$ 1,000,000	$ 1,058,510
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (d)	-	1,000,000	1,059,730
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	1,500,000	1,568,640
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	1,000,000	1,047,640
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	682,990
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	65,000	44,723
			27,783,149
Indiana - 0.2%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,032,580
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	Aaa	1,000,000	1,035,930
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (c)	Aaa	3,500,000	3,604,475
			4,640,405
Kansas - 1.6%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	1,500,000	1,577,670
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,396,381
5% 12/1/14 (MBIA Insured)	Aaa	500,000	497,890
5.25% 12/1/09 (MBIA Insured)	Aaa	1,420,000	1,483,758
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,805,878
			7,761,577
Kentucky - 2.8%
Kenton County Arpt. Board Arpt. Rev. (Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (c)	Baa3	2,000,000	2,063,540
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Kentucky - continued
Kentucky Property & Bldgs. Commission Rev.:
5.625% 9/1/13	Aa3	$ 2,170,000	$ 2,298,790
5.625% 9/1/14	Aa3	1,500,000	1,577,505
Kentucky Property & Bldgs. Commission Revs. (#69 Proj.) Series 2001 B, 5% 8/1/10 (FSA Insured) (b)	Aaa	1,700,000	1,732,827
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,284,680
			13,957,342
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,015,000	1,088,486
5.75% 7/1/13 (Escrowed to Maturity) (d)	-	1,665,000	1,785,546
			2,874,032
Massachusetts - 5.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,870,760
Series A:
5.375% 3/1/19	Aa2	1,000,000	1,009,190
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,082,020
Massachusetts Fed. Hwy. 5.75% 6/15/11	Aa3	3,000,000	3,264,210
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series J, 5% 7/1/17 (MBIA Insured)	Aaa	1,000,000	973,800
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	704,172
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	1,000,000	1,066,080
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	1,890,500
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	486,100
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	997,090
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	1,600,000	1,528,272
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.): - continued
Series A2:
0% 8/1/08	A+	$ 800,000	$ 570,384
0% 8/1/10	A+	4,500,000	2,847,555
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,048,530
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	10,000	10,320
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,224,910
			27,573,893
Michigan - 3.3%
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	1,400,000	1,455,888
5.875% 7/1/22 (FGIC Insured)	Aaa	1,700,000	1,791,494
5.875% 7/1/29 (FGIC Insured)	Aaa	1,100,000	1,160,775
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	Aaa	1,000,000	1,006,460
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,000,000	1,009,350
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured) (Pre-Refunded to 5/1/09 @ 100) (d)	Aaa	2,225,000	2,450,482
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,807,300
(Pontiac Osteopathic Hosp. Proj.) Series A, 6% 2/1/24	Baa3	2,000,000	1,587,440
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,493,576
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	Aaa	1,500,000	1,487,130
			16,249,895
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,670,022
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	Aa1	1,720,000	1,792,567
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA+	$ 1,500,000	$ 1,503,630
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,092,880
			7,059,099
Nebraska - 0.3%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 5.25% 7/15/19	Aa2	1,350,000	1,350,243
Nevada - 0.8%
Clark County School District Series A, 9.75% 6/1/01 (MBIA Insured)	Aaa	500,000	502,390
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.):
Series A, 6% 6/15/10	BBB+	1,500,000	1,536,795
Sub Lien Series A, 6.1% 6/15/14	BBB+	1,000,000	1,009,150
Washoe County Gen. Oblig. (Reno-Convention Ctr. Proj.) Series A, 6.4% 7/1/29 (FSA Insured)	Aaa	1,000,000	1,089,810
			4,138,145
New Jersey - 0.4%
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.) Series A, 5.5% 6/15/11 (MBIA Insured)	Aaa	2,000,000	2,105,480
New Mexico - 1.9%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	Aaa	3,970,000	4,350,723
6.75% 7/1/09 (AMBAC Insured) (c)	Aaa	450,000	513,959
6.75% 7/1/11 (AMBAC Insured) (c)	Aaa	1,805,000	2,089,324
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (c)	Aaa	775,000	783,091
Series IV A2, 6.65% 3/1/07	Aaa	1,500,000	1,571,985
			9,309,082
New York - 16.9%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	500,000	486,120
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	2,035,980
6.125% 7/1/29	Baa1	6,750,000	7,244,775
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,829,900
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	500,000	492,665
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	$ 2,565,000	$ 2,491,795
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	2,107,710
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	990,460
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	A3	700,000	761,824
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	Baa1	1,000,000	1,013,640
Series P, 5.75% 7/1/15	A3	1,010,000	1,037,179
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	A3	1,000,000	996,520
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	705,285
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	914,950
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	482,045
New York City Gen. Oblig.:
Series B, 5.7% 8/15/02 (Escrowed to Maturity) (d)	Aaa	35,000	36,112
Series H:
6.875% 2/1/02	A3	160,000	164,389
6.875% 2/1/02 (Escrowed to Maturity) (d)	Aaa	80,000	82,320
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	Aaa	925,000	978,752
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	A3	8,680,000	9,182,398
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	3,500,000	3,536,470
5.75% 6/15/26	Aa2	5,000,000	5,176,300
5.75% 6/15/29	Aa2	5,000,000	5,164,300
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,549,290
6% 6/15/33	Aa2	6,500,000	6,991,920
5.5% 6/15/33	Aa2	2,000,000	2,020,580
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	5,450,000	5,708,003
Series B, 6% 11/15/29	Aa2	1,000,000	1,076,350
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	A3	$ 500,000	$ 583,915
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,333,700
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,241,512
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	1,500,000	1,443,225
4.875% 6/15/20	Aa1	1,300,000	1,238,419
5% 6/15/15	Aa1	700,000	701,631
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	1,000,000	989,960
New York State Local Govt. Assistance Corp. Series A, 0% 4/1/08	A3	1,000,000	725,110
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	523,555
			83,039,059
North Carolina - 5.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,192,520
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,159,068
6% 1/1/06	Baa3	5,820,000	6,068,805
6% 1/1/14	Baa3	1,000,000	1,003,810
7.25% 1/1/07	Baa3	1,000,000	1,105,290
Series C:
5.125% 1/1/03	Baa3	2,700,000	2,728,269
5.25% 1/1/04	Baa3	1,365,000	1,385,188
5.5% 1/1/07	Baa3	700,000	714,070
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,104,520
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,160,960
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,535,150
5.9% 1/1/03	Baa1	250,000	255,685
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,193,919
			27,607,254
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - 2.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	-	$ 1,005,000	$ 1,009,121
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,070,050
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,039,710
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	Aaa	1,455,000	1,456,746
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	-	3,000,000	3,022,770
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	1,000,000	999,830
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,126,220
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,144,860
			12,869,307
Oklahoma - 2.6%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,521,255
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,142,410
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,026,780
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,099,600
Tulsa Muni. Arpt. Trust Rev. (American Airlines Corp. Proj.) 7.35% 12/1/11	Baa3	4,000,000	4,168,720
			12,958,765
Oregon - 0.7%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	1,000,000	1,046,100
5.75% 8/1/19	Aa3	2,080,000	2,168,088
			3,214,188
Pennsylvania - 5.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	Aaa	1,000,000	1,065,680
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (e)	-	290,000	296,377
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County Port Auth. Spl. Rev. 6.125% 3/1/29 (MBIA Insured)	Aaa	$ 4,460,000	$ 5,008,803
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	3,010,710
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14	Baa3	3,000,000	2,751,360
6.8% 11/15/23	Baa3	1,000,000	885,380
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,642,450
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (d)	Aaa	2,705,000	2,917,992
8.25% 6/1/22 (Escrowed to Maturity) (d)	Aaa	2,250,000	2,572,628
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,246,846
(UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	3,000,000	2,770,080
Pennsylvania Hsg. Fin. Agcy. (Residential Dev. Section 8 Proj.) Series A, 7% 7/1/01	Aa3	515,000	515,000
			28,683,306
Rhode Island - 1.0%
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	Aaa	4,000,000	4,759,320
South Carolina - 1.1%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,847,518
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Sr. Lien Series A2, 5.4% 9/1/02	AAA	1,250,000	1,269,900
Sub Lien Series B, 5.7% 9/1/05 (c)	A	1,000,000	1,032,220
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	1,000,000	1,004,740
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	A1	200,000	198,748
			5,353,126
Tennessee - 0.2%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	805,190
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - 5.8%
Alvin Independent School District 5.75% 8/15/21	Aaa	$ 1,000,000	$ 1,028,360
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (c)	Aaa	435,000	442,004
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	519,510
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,581,720
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	600,540
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	1,040,000	1,109,514
5.75% 8/15/14	Aaa	1,100,000	1,165,076
Northside Independent School District 5.5% 2/15/15	Aaa	2,000,000	2,061,460
Pearland Independent School District 5.875% 2/15/17 (b)	Aaa	1,205,000	1,263,250
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	Aa1	75,000	80,875
Texas Gen. Oblig. (Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	5,001,350
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,354,935
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,113,310
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,254,880
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,750,298
			28,327,082
Utah - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A 6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	413,118
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,281,568
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	635,000	727,431
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,607,450
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,416,360
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Utah - continued
Salt Lake County Hosp. Rev.:
(IHC Health Svcs., Inc. Proj.) 5.125% 2/25/33 (AMBAC Insured)	Aaa	$ 3,000,000	$ 2,832,150
5.5% 5/15/10 (AMBAC Insured)	Aaa	2,000,000	2,109,620
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	257,795
			18,645,492
Virginia - 1.2%
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (d)	-	675,000	753,577
Virginia Commonwealth Trans. Board Trust Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	1,965,000	2,052,325
Virginia State Resources Auth. Clean Wtr. Rev.:
(State Wtr. Revolving Funds Prog.) 5.75% 10/1/19	Aaa	1,750,000	1,835,908
5.625% 10/1/22	Aaa	1,250,000	1,286,575
			5,928,385
Washington - 7.1%
Energy Northwest Elec. Rev. (#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	Aaa	2,000,000	2,120,800
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	Aaa	1,715,000	1,724,930
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	Aaa	3,000,000	3,018,570
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	Aaa	1,000,000	1,030,990
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,527,440
Univ. Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,097,860
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	Aa1	2,000,000	2,039,960
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	$ 2,700,000	$ 2,150,145
5.4% 7/1/12	Aa1	16,000,000	16,544,469
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	520,795
			34,775,959
Wisconsin - 0.7%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	-	1,300,000	1,383,122
Milwaukee County Series A, 0% 12/1/10 (FGIC Insured)	Aaa	3,500,000	2,211,510
			3,594,632
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $470,426,704)	488,641,311
NET OTHER ASSETS - 0.6%	3,016,991
NET ASSETS - 100%	$ 491,658,302
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 290,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	78.2%	AAA, AA, A	77.3%
Baa	11.9%	BBB	12.8%
Ba	0.1%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.8%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	17.4%
Health Care	17.0
Electric Utilities	15.7
Water & Sewer	12.3
Transportation	11.7
Education	7.1
Special Tax	6.5
Others* (individually less than 5%)	12.3
100.0%
* Includes net other assets.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $470,426,704. Net unrealized appreciation aggregated $18,214,607, of which $20,464,480 related to appreciated investment securities and $2,249,873 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $16,212,000 of which $7,417,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $470,426,704) - See accompanying schedule		$ 488,641,311
Cash		5,984,221
Receivable for investments sold		953,902
Receivable for fund shares sold		819,850
Interest receivable		8,193,617
Other receivables		38,406
Total assets		504,631,307
Liabilities
Payable for investments purchased Regular delivery	$ 6,214,211
Delayed delivery	4,641,535
Payable for fund shares redeemed	1,010,857
Distributions payable	717,296
Accrued management fee	155,001
Distribution fees payable	156,459
Other payables and accrued expenses	77,646
Total liabilities		12,973,005
Net Assets		$ 491,658,302
Net Assets consist of:
Paid in capital		$ 489,461,812
Undistributed net investment income		37,031
Accumulated undistributed net realized gain (loss) on investments		(16,055,148)
Net unrealized appreciation (depreciation) on investments		18,214,607
Net Assets		$ 491,658,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,611,249 ÷ 2,737,581 shares)	$12.28
Maximum offering price per share (100/95.25 of $12.28)	$12.89
Class T: Net Asset Value and redemption price per share ($336,165,095 ÷ 27,345,869 shares)	$12.29
Maximum offering price per share (100/96.50 of $12.29)	$12.74
Class B: Net Asset Value and offering price per share ($81,695,671 ÷ 6,665,222 shares) A	$12.26
Class C: Net Asset Value and offering price per share ($24,228,100 ÷ 1,971,212 shares) A	$12.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($15,958,187 ÷ 1,303,748 shares)	$12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 13,001,660
Expenses
Management fee	$ 905,584
Transfer agent fees	232,877
Distribution fees	898,666
Accounting fees and expenses	74,634
Non-interested trustees' compensation	1,025
Custodian fees and expenses	4,286
Registration fees	40,240
Audit	18,273
Legal	2,997
Miscellaneous	1,884
Total expenses before reductions	2,180,466
Expense reductions	(167,962)	2,012,504
Net investment income		10,989,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		704,925
Change in net unrealized appreciation (depreciation) on investment securities		8,660,077
Net gain (loss)		9,365,002
Net increase (decrease) in net assets resulting from operations		$ 20,354,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,989,156	$ 20,426,775
Net realized gain (loss)	704,925	(2,014,047)
Change in net unrealized appreciation (depreciation)	8,660,077	15,974,733
Net increase (decrease) in net assets resulting from operations	20,354,158	34,387,461
Distributions to shareholders from net investment income	(10,862,989)	(20,623,031)
Share transactions - net increase (decrease)	24,414,352	23,373,862
Total increase (decrease) in net assets	33,905,521	37,138,292
Net Assets
Beginning of period	457,752,781	420,614,489
End of period (including under (over) distribution of net investment income of $37,031 and $(76,089), respectively)	$ 491,658,302	$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740	$ 11.630
Income from Investment Operations
Net investment income	.292 D	.591 D	.567	.571	.583 D	.105 D, E
Net realized and unrealized gain (loss)	.261	.337	(.850)	.390	.445	.109
Total from investment operations	.553	.928	(.283)	.961	1.028	.214
Less Distributions
From net investment income	(.293)	(.598)	(.567)	(.571)	(.616) E	(.104)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.293)	(.598)	(.567)	(.571)	(.618)	(.104)
Net asset value, end of period	$ 12.280	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Total Return B, C	4.62%	8.17%	(2.36)%	8.07%	9.02%	1.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 33,611	$ 22,780	$ 10,722	$ 6,721	$ 3,755	$ 202
Ratio of expenses to average net assets	.69% A	.72%	.72%	.90% G	.90% G	.90% A, G
Ratio of expenses to average net assets after expense reductions	.62% A, H	.72%	.72%	.90%	.90%	.90% A
Ratio of net investment income to average net assets	4.83% A	5.02%	4.62%	4.57%	4.87%	5.73% A
Portfolio turnover rate	10% A	39% I	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760	$ 11.880
Income from Investment Operations
Net investment income	.289 D	.583 D	.555	.571	.597 D	.677 D, E
Net realized and unrealized gain (loss)	.247	.343	(.860)	.410	.407	(.136)
Total from investment operations	.536	.926	(.305)	.981	1.004	.541
Less Distributions
From net investment income	(.286)	(.586)	(.555)	(.571)	(.612) E	(.661)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.286)	(.586)	(.555)	(.571)	(.614)	(.661)
Net asset value, end of period	$ 12.290	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Total Return B, C	4.47%	8.14%	(2.53)%	8.15%	8.89%	4.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 336,165	$ 340,959	$ 329,926	$ 380,325	$ 392,075	$ 480,432
Ratio of expenses to average net assets	.79% A	.81%	.81%	.87%	.89%	.89%
Ratio of expenses to average net assets after expense reductions	.72% A, F	.81%	.81%	.87%	.89%	.89%
Ratio of net investment income to average net assets	4.73% A	4.93%	4.51%	4.62%	5.04%	5.74%
Portfolio turnover rate	10% A	39% G	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740	$ 11.860
Income from Investment Operations
Net investment income	.248 D	.504 D	.476	.491	.515 D	.596 D, E
Net realized and unrealized gain (loss)	.258	.336	(.860)	.400	.416	(.136)
Total from investment operations	.506	.840	(.384)	.891	.931	.460
Less Distributions
From net investment income	(.246)	(.510)	(.476)	(.491)	(.539) E	(.580)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.246)	(.510)	(.476)	(.491)	(.541)	(.580)
Net asset value, end of period	$ 12.260	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Total Return B, C	4.23%	7.38%	(3.16)%	7.47%	8.15%	3.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 81,696	$ 68,571	$ 63,464	$ 55,032	$ 41,024	$ 39,389
Ratio of expenses to average net assets	1.44% A	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of expenses to average net assets after expense reductions	1.37% A, F	1.46%	1.46%	1.53%	1.56%	1.57%
Ratio of net investment income to average net assets	4.08% A	4.28%	3.88%	3.96%	4.35%	5.06%
Portfolio turnover rate	10% A	39% G	23%	36%	36%	49%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.241 D	.493 D	.465	.455
Net realized and unrealized gain (loss)	.249	.345	(.860)	.430
Total from investment operations	.490	.838	(.395)	.885
Less Distributions
From net investment income	(.240)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.290	$ 12.040	$ 11.700	$ 12.560
Total Return B, C	4.08%	7.34%	(3.24)%	7.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,228	$ 17,120	$ 13,071	$ 7,031
Ratio of expenses to average net assets	1.54% A	1.56%	1.56%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.48% A, G	1.56%	1.56%	1.75% A
Ratio of net investment income to average net assets	3.98% A	4.18%	3.79%	3.60% A
Portfolio turnover rate	10% A	39% H	23%	36%

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720	$ 11.880
Income from Investment Operations
Net investment income	.297 D	.604 D	.584	.592	.609 D	.707 D, E
Net realized and unrealized gain (loss)	.264	.339	(.860)	.390	.464	(.197)
Total from investment operations	.561	.943	(.276)	.982	1.073	.510
Less Distributions
From net investment income	(.301)	(.613)	(.584)	(.592)	(.671) E	(.670)
In excess of net investment income	-	-	-	-	(.002)	-
Total distributions	(.301)	(.613)	(.584)	(.592)	(.673)	(.670)
Net asset value, end of period	$ 12.240	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Total Return B, C	4.70%	8.34%	(2.31)%	8.28%	9.44%	4.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,958	$ 8,324	$ 3,431	$ 3,741	$ 1,511	$ 927
Ratio of expenses to average net assets	.55% A	.61%	.60%	.75% F	.75% F	.75% F
Ratio of expenses to average net assets after expense reductions	.49% A, G	.61%	.60%	.75%	.75%	.75%
Ratio of net investment income to average net assets	4.96% A	5.13%	4.75%	4.75%	5.11%	5.88%
Portfolio turnover rate	10% A	39% H	23%	36%	36%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Net investment income per share in 1996 reflects a payment received from an issuer in bankruptcy which was distributed in 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $296,377 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,741,078 and $23,347,311, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 21,332	$ 135
Class T	430,181	9,353
Class B	342,658	248,495
Class C	104,495	45,585
	$ 898,666	$ 303,568

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 49,671	$ 19,694
Class T	64,807	24,368
Class B	116,927	116,927*
Class C	2,415	2,415*
	$ 233,820	$ 163,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 13,756	.10*
Class T	166,905	.10*
Class B	36,358	.10*
Class C	9,755	.09*
Institutional Class	6,103	.11*
	$ 232,877

*Annualized

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $74,893 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 5,018
Class T	68,509
Class B	14,506
Class C	3,522
Institutional Class	1,514
$ 93,069

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 672,929	$ 712,048
Class T	7,986,766	16,217,959
Class B	1,521,169	2,815,400
Class C	406,304	614,742
Institutional Class	275,821	262,882
Total	$ 10,862,989	$ 20,623,031

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	2,009,418	1,280,562	$ 24,500,759	$ 15,201,152
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	-	314,140	-	3,612,609
Reinvestment of distributions	35,261	40,864	434,377	482,684
Shares redeemed	(1,201,588)	(658,536)	(14,544,098)	(7,799,948)
Net increase (decrease)	843,091	977,030	$ 10,391,038	$ 11,496,497
Class T Shares sold	3,120,429	5,871,344	$ 38,660,796	$ 69,198,493
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	-	3,316,008	-	38,167,257
Reinvestment of distributions	407,003	861,078	5,018,466	10,155,440
Shares redeemed	(4,503,301)	(9,924,270)	(55,746,422)	(116,868,899)
Net increase (decrease)	(975,869)	124,160	$ (12,067,160)	$ 652,291
Class B Shares sold	1,923,800	1,533,458	$ 23,744,601	$ 18,027,417
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	-	776,254	-	8,911,393
Reinvestment of distributions	67,804	138,033	833,761	1,623,281
Shares redeemed	(1,038,671)	(2,173,697)	(12,775,766)	(25,534,174)
Net increase (decrease)	952,933	274,048	$ 11,802,596	$ 3,027,917
Class C Shares sold	748,269	761,618	$ 9,240,537	$ 8,992,554
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	-	114,599	-	1,319,029
Reinvestment of distributions	22,286	33,650	274,924	397,120
Shares redeemed	(221,502)	(604,764)	(2,738,975)	(7,119,022)
Net increase (decrease)	549,053	305,103	$ 6,776,486	$ 3,589,681
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Institutional Class Shares sold	840,498	247,204	$ 10,358,397	$ 2,915,763
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class	-	420,609	-	4,820,174
Reinvestment of distributions	6,273	8,738	77,038	103,106
Shares redeemed	(237,724)	(276,387)	(2,924,043)	(3,231,567)
Net increase (decrease)	609,047	400,164	$ 7,511,392	$ 4,607,476

8. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Semiannual Report

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIMI-SANN-0601 136083
1.703468.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	6.00%	11.33%	35.79%	95.20%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	2.03%	7.16%	30.70%	87.88%
LB Int Govt/Credit Bond	6.44%	12.12%	40.39%	102.34%
Short-Intermediate Investment Grade Debt Funds Average	5.46%	10.09%	34.56%	88.55%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL A	11.33%	6.31%	6.92%
Fidelity Adv Int Bond - CL A (incl. 3.75% sales charge)	7.16%	5.50%	6.51%
LB Int Gov/Credit Bond	12.12%	7.02%	7.30%
Short-Intermediate Investment Grade Debt Funds Average	10.09%	6.11%	6.54%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on April 30, 1991, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,788 - an 87.88% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,234 - a 102.34% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.09%	6.32%	5.36%	5.71%	6.16%	1.00%
Capital returns	2.91%	0.00%	-4.36%	1.70%	0.67%	1.64%
Total returns	6.00%	6.32%	1.00%	7.41%	6.83%	2.64%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.05¢	31.39¢	63.63¢
Annualized dividend rate	5.77%	6.00%	6.13%
30-day annualized yield	5.09%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.64 over the past one month, $10.55 over the past six months and $10.38 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	5.93%	11.29%	35.32%	94.53%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	3.01%	8.23%	31.60%	89.18%
LB Int Govt/Credit Bond	6.44%	12.12%	40.39%	102.34%
Short-Intermediate Investment Grade Debt Funds Average	5.46%	10.09%	34.56%	88.55%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL T	11.29%	6.24%	6.88%
Fidelity Adv Int Bond - CL T (incl. 2.75% sales charge)	8.23%	5.65%	6.58%
LB Int Govt/Credit Bond	12.12%	7.02%	7.30%
Short-Intermediate Investment Grade Debt Funds Average	10.09%	6.11%	6.54%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on April 30, 1991, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,918 - an 89.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,234 - a 102.34% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.02%	6.18%	5.25%	5.64%	6.12%	6.53%
Capital returns	2.91%	0.00%	-4.27%	1.60%	0.66%	-1.50%
Total returns	5.93%	6.18%	0.98%	7.24%	6.78%	5.03%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.92¢	30.66¢	62.22¢
Annualized dividend rate	5.63%	5.85%	5.99%
30-day annualized yield	4.99%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.64 over the past one month, $10.56 over the past six months and $10.38 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 3%, 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	5.49%	10.47%	30.85%	85.34%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	2.49%	7.47%	30.85%	85.34%
LB Int Govt/Credit Bond	6.44%	12.12%	40.39%	102.34%
Short-Intermediate Investment Grade Debt Funds Average	5.46%	10.09%	34.56%	88.55%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL B	10.47%	5.52%	6.36%
Fidelity Adv Int Bond - CL B (incl. contingent deferred sales charge)	7.47%	5.52%	6.36%
LB Int Govt/Credit Bond	12.12%	7.02%	7.30%
Short-Intermediate Investment Grade Debt Funds Average	10.09%	6.11%	6.54%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001 the value of the investment would have been $18,534 - an 85.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,234 - a 102.34% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.67%	5.50%	4.65%	4.93%	5.38%	5.83%
Capital returns	2.82%	0.00%	-4.28%	1.70%	0.57%	-1.50%
Total returns	5.49%	5.50%	0.37%	6.63%	5.95%	4.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.35¢	27.23¢	55.37¢
Annualized dividend rate	4.98%	5.21%	5.34%
30-day annualized yield	4.49%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.54 over the past six months and $10.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	5.56%	10.41%	30.22%	84.45%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	4.56%	9.41%	30.22%	84.45%
LB Int Govt/Credit Bond	6.44%	12.12%	40.39%	102.34%
Short-Intermediate Investment Grade Debt Funds Average	5.46%	10.09%	34.56%	88.55%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class C's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - CL C	10.41%	5.42%	6.31%
Fidelity Adv Int Bond - CL C (incl. contingent deferred sales charge)	9.41%	5.42%	6.31%
LB Int Govt/Credit Bond	12.12%	7.02%	7.30%
Short-Intermediate Investment Grade Debt Funds Average	10.09%	6.11%	6.54%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001 the value of the investment would have been $18,445 - an 84.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,234 - a 102.34% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	2.64%	5.42%	4.56%	4.77%
Capital returns	2.92%	0.00%	-4.37%	1.80%
Total returns	5.56%	5.42%	0.19%	6.57%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Period ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.28¢	26.92¢	54.77¢
Annualized dividend rate	4.90%	5.15%	5.28%
30-day annualized yield	4.41%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.62 over the past one month, $10.54 over the past six months and $10.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 6.00%, 5.93%, 5.49% and 5.56%, respectively. By comparison, the Lehman Brothers Intermediate Government/Credit Bond Index returned 6.44%, while the short-intermediate investment grade debt funds average return was 5.46%, as tracked by Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 11.33%, 11.29%, 10.47% and 10.41%, respectively. During the same period, the Lehman Brothers Intermediate Government/Credit Bond Index returned 12.12%, while the short-intermediate investment grade debt funds average return was 10.09%.

Fund Talk: The Manager's Overview - continued

Q. What was the investment environment like during the six-month period?

Semiannual Report

A. Short- and intermediate-term securities performed relatively well. Early on, U.S. Treasury yields were in relative equilibrium, with short rates very similar to long rates. Long-term securities earlier had experienced a rally, with yields falling and prices rising, while short-term rates were relatively high, reflecting the tightening bias of the Federal Reserve Board to slow the pace of economic growth. In December the market began to anticipate that the Fed would lower short-term rates. The first cut came on January 3, 2001, followed by three additional cuts in less than four months. Each rate reduction was by one-half of one percentage point, or 50 basis points. The Fed's aggressive actions precipitated a sharp rally in both intermediate- and short-term Treasuries. Intermediate- and short-term investment-grade corporate bonds also rallied during these four months, posting the best January-through-April performance since the economy emerged from recession in 1991. In the mortgage market, the picture was mixed: mortgages performing poorly when Treasuries rallied, but faring better in more stable periods.

Q. What were your principal investment strategies?

A. I focused on the spread sectors - such as corporate, mortgage and agency securities that offer a yield spread advantage above the yields of Treasuries - with an emphasis on corporate securities. My general approach was to keep the portfolio balanced among the fixed-income sectors in which I invest, but also to make minor adjustments within their subsectors. While I overweighted corporate securities relative to the Lehman Brothers benchmark, I generally maintained a defensive stance in these investments. I focused on areas such as utilities, consumer finance and real estate investment trusts, while underweighting areas more susceptible to an economic downturn, such as commercial finance. I upgraded the overall quality of the portfolio, buying more AAA-rated asset-backed and mortgage securities. These securities allowed me to maintain a higher yield in the fund while remaining modestly defensive with respect to credit risk.

Q. What investments particularly helped or hurt performance?

A. The emphasis on corporates helped performance, particularly in the final four months of the period as corporate securities rallied on news of the Fed's rate cuts. My defensive positioning within the corporate sector had minimized the negative impact of the overweighting earlier in the period, when Treasuries outperformed corporates. When the rally in corporates began, virtually all investment-grade corporate securities participated. As a result, my defensive positioning did not hold back our returns. On the negative side, performance was held back by holdings in some technology bonds, however. Even though we did not have much exposure to tech, some fund holdings were pulled down by the slump in that industry.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Andy?

A. I'm modestly optimistic about the outlook for the spread sectors, including corporate bonds. The decisive action by the Fed in the first four months of 2001 is evidence that it has decided not to allow the economy to weaken too much. Specific corporate bond sectors, such as banking and finance, may begin to benefit from the more positively sloped yield curve. Other sectors, such as mortgages, tended to underperform when interest rates were very volatile. Consequently, they may begin to improve if interest rates stabilize. In general, non-Treasury securities have the potential to do relatively well for the remainder of the year if the Fed's actions to stimulate the economy begin to show results.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of April 30, 2001, more than $677 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the Federal Reserve Board's influence on the bond market:

"The Fed's dramatic actions during the first four months of 2001 constitute a double-edged sword that, depending on how you view them, either can raise the anxieties of bond investors or offer encouragement. The Fed cut short-term interest rates on four separate occasions, each time by one-half of one percent, or 50 basis points. Two of the cuts occurred between regularly scheduled Fed meetings. These actions are in marked contrast to the approach that Alan Greenspan has taken since he became Fed chairman in 1987. In general, the Fed has preferred to act gradually, only at regularly scheduled meetings and raise or lower rates in smaller increments, typically 25 basis points. Its moves in early 2001 show a willingness to be more aggressive than we've previously seen from Greenspan.

"The aggressive approach has been a cause for optimism in the short term. The cuts certainly were good for corporate bond investors, as witnessed by the outperformance of these bonds from January through April. On the other hand, we will have to wait to get a clearer view of the longer-term implications of the Fed's rate cuts. Too quick an economic turnaround might prevent the full development of better financial discipline that can be a positive byproduct of an economic slowdown."

Semiannual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	46.3	47.6
Aa	7.5	5.4
A	21.6	21.0
Baa	18.3	21.1
Ba and Below	0.9	0.4
Not Rated	0.6	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	5.6	5.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	3.6	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Corporate Bonds 45.0%		Corporate Bonds 44.1%
	U.S. Government and Government Agency Obligations 29.9%		U.S. Government and Government Agency Obligations 32.4%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 7.9%
	CMOs and Other Mortgage Related Securities 9.0%		CMOs and Other Mortgage Related Securities 7.0%
	Other Investments 4.7%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	12.4%	** Foreign investments	11.7%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.0%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.6%
Daimler-Chrysler North America Holding Corp. 7.4% 1/20/05	A3	$ 4,000,000	$ 4,124,760
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	1,100,000	1,075,855
Media - 3.5%
AOL Time Warner, Inc.:
6.125% 4/15/06	Baa1	2,400,000	2,382,240
6.75% 4/15/11	Baa1	1,700,000	1,689,001
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	2,000,000	1,951,900
Chancellor Media Corp. 8% 11/1/08	Ba1	3,150,000	3,268,125
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,900,000	3,053,642
Continental Cablevision, Inc. 8.3% 5/15/06	A3	2,370,000	2,562,894
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	959,970
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	2,000,000	2,013,240
8.5% 2/15/05	Baa3	2,765,000	2,957,748
TCI Communications, Inc. 8.65% 9/15/04	A3	900,000	972,900
Walt Disney Co. 7.3% 2/8/05	A2	2,000,000	2,106,566
			23,918,226
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,375,000	1,448,398
Kmart Corp. 9.375% 2/1/06	Baa3	1,100,000	1,122,000
			2,570,398
TOTAL CONSUMER DISCRETIONARY			31,689,239
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 0.4%
Delhaize America, Inc. 7.375% 4/15/06 (c)	Baa3	2,500,000	2,529,000
Food Products - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	3,200,000	3,384,064
Kellogg Co. 6% 4/1/06 (c)	Baa2	1,500,000	1,482,855
Nabisco, Inc. 6.85% 6/15/05	A2	2,700,000	2,758,212
			7,625,131
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	255,000	244,160
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.5% 4/1/04	A2	$ 750,000	$ 780,870
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,300,000	1,305,148
			2,086,018
TOTAL CONSUMER STAPLES			12,484,309
ENERGY - 1.8%
Oil & Gas - 1.8%
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	700,000	700,532
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	2,000,000	2,023,860
Conoco, Inc. 5.9% 4/15/04	A3	600,000	601,776
Oryx Energy Co. 8.125% 10/15/05	Baa1	2,465,000	2,623,573
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,010,000	1,025,180
The Coastal Corp. 7.5% 8/15/06	Baa2	2,700,000	2,807,595
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,820,447
			12,602,963
FINANCIALS - 26.1%
Banks - 8.8%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	2,750,000	2,776,373
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,207,092
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,566,100
Bank of America Corp. 7.8% 2/15/10	Aa3	4,500,000	4,789,350
Bank of New York Co., Inc. 8.5% 12/15/04	A1	2,500,000	2,702,750
Bank One Corp. 7.875% 8/1/10	A1	2,950,000	3,145,821
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,274,848
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850,000	3,866,478
Barclays Bank PLC:
8.55% 9/29/49 (b)(c)	Aa2	2,200,000	2,372,326
yankee 5.95% 7/15/01	A1	2,400,000	2,406,504
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,514,040
First Union Corp. 7.55% 8/18/05	A1	1,025,000	1,087,689
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	257,895
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	650,000	678,087
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Korea Development Bank:
7.125% 4/22/04	Baa2	$ 725,000	$ 726,907
7.375% 9/17/04	Baa2	1,110,000	1,118,436
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	450,016
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	A1	1,800,000	1,901,448
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	1,350,000	1,472,634
NationsBank Corp. 8.125% 6/15/02	Aa3	3,000,000	3,104,430
PNC Funding Corp. 6.95% 9/1/02	A2	5,000,000	5,123,550
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	3,100,000	3,267,400
9.118% 3/31/49	A1	2,900,000	3,212,417
Union Planters Corp. 7.75% 3/1/11	Baa2	2,000,000	2,042,280
Union Planters National Bank 6.81% 8/20/01	A3	1,500,000	1,509,090
			59,573,961
Diversified Financials - 14.4%
Abbey National PLC 6.69% 10/17/05	Aa3	1,020,000	1,053,629
AMB Property LP 7.2% 12/15/05	Baa1	2,000,000	2,034,220
Amvescap PLC yankee 6.6% 5/15/05	A2	3,000,000	3,001,170
Associates Corp. of North America:
5.8% 4/20/04	Aa3	1,600,000	1,612,576
7.75% 2/15/05	Aa3	2,700,000	2,862,108
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,150,000	2,188,829
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,257,255
CIT Group, Inc. 5.5% 2/15/04	A1	290,000	283,858
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,700,000	2,802,141
Countrywide Funding Corp. 6.935% 7/16/07	A3	2,450,000	2,511,030
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	350,000	353,808
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	1,875,582
ERP Operating LP:
6.55% 11/15/01	A3	470,000	473,802
7.1% 6/23/04	A3	3,000,000	3,079,650
Ford Motor Credit Co.:
5.75% 2/23/04	A2	2,800,000	2,799,160
6.875% 2/1/06	A2	6,950,000	7,082,398
7.75% 11/15/02	A2	100,000	103,604
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,521,932
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 1,900,000	$ 1,924,244
7.625% 6/15/04	A2	1,700,000	1,782,127
7.75% 1/19/10	A2	1,500,000	1,579,830
9% 10/15/02	A2	1,000,000	1,051,170
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,818,678
Household Finance Corp. 6.5% 1/24/06	A2	1,425,000	1,446,518
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	4,000,000	4,495,080
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,000,000	2,108,000
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	2,000,000	2,016,720
Morgan Stanley Dean Witter & Co.:
5.625% 1/20/04	Aa3	1,500,000	1,507,485
6.1% 4/15/06	Aa3	3,000,000	3,007,620
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	1,265,000	1,281,028
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,720,000	1,817,034
Popular North America, Inc. 7.375% 9/15/01	A3	2,250,000	2,263,010
Qwest Capital Funding, Inc.:
7.25% 2/15/11 (c)	Baa1	1,000,000	999,800
7.9% 8/15/10	Baa1	3,000,000	3,152,250
RBSG Capital Corp. 10.125% 3/1/04	A1	1,500,000	1,654,890
Salomon Smith Barney Holdings, Inc.:
5.875% 3/15/06	Aa3	3,000,000	2,972,730
6.5% 2/15/08	Aa3	2,425,000	2,423,763
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	1,725,000	1,729,658
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	2,650,000	2,826,437
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,146,799
7.625% 1/30/11	Baa1	3,500,000	3,476,830
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	598,850
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,300,000	3,553,308
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (b)(c)	A1	500,000	534,335
Verizon Global Funding Corp. 7.25% 12/1/10 (c)	A1	700,000	715,890
			97,780,836
Insurance - 0.2%
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,100,000	1,170,221
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 2.7%
Arden Realty LP 8.875% 3/1/05	Baa3	$ 2,590,000	$ 2,714,527
Avalon Bay Communities, Inc. 6.5% 7/15/03	Baa1	500,000	507,445
AvalonBay Communities, Inc. 8.25% 7/15/08	Baa1	1,500,000	1,592,730
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	635,654
7.9% 1/15/03	Baa2	2,700,000	2,779,704
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	3,078,780
EOP Operating LP:
6.5% 1/15/04	Baa1	3,000,000	3,040,320
7.75% 11/15/07	Baa1	2,450,000	2,551,479
ProLogis Trust 6.7% 4/15/04	Baa1	415,000	413,755
Simon Property Group LP 7.375% 1/20/06 (c)	Baa1	825,000	826,568
			18,140,962
TOTAL FINANCIALS			176,665,980
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
American Home Products Corp. 6.25% 3/15/06 (c)	A3	1,800,000	1,781,280
INDUSTRIALS - 1.5%
Air Freight & Couriers - 0.2%
FedEx Corp. 7.25% 2/15/11 (c)	Baa2	1,000,000	1,010,950
Airlines - 0.7%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	151,123	150,736
Class C2, 7.434% 3/15/06	Baa1	435,000	442,423
Delta Air Lines, Inc.:
7.7% 12/15/05	Baa3	2,000,000	1,964,200
7.779% 11/18/05	A3	2,150,000	2,240,343
			4,797,702
Machinery - 0.6%
Tyco International Group SA yankee:
6.125% 6/15/01	Baa1	1,200,000	1,200,768
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Tyco International Group SA yankee: - continued
6.75% 2/15/11	Baa1	$ 1,500,000	$ 1,485,675
6.875% 9/5/02	Baa1	1,600,000	1,629,728
			4,316,171
TOTAL INDUSTRIALS			10,124,823
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Nortel Networks Corp. yankee 6.125% 2/15/06	A2	3,100,000	2,942,520
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,511,625
IT Consulting & Services - 0.2%
Comdisco, Inc. 5.95% 4/30/02	Ba2	2,000,000	1,150,000
TOTAL INFORMATION TECHNOLOGY			5,604,145
MATERIALS - 0.8%
Chemicals - 0.4%
Praxair, Inc. 6.15% 4/15/03	A3	2,640,000	2,675,614
Paper & Forest Products - 0.4%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	594,841
8.55% 8/1/10	Baa3	1,800,000	1,895,382
			2,490,223
TOTAL MATERIALS			5,165,837
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,155,080
France Telecom SA 7.75% 3/1/11 (c)	A3	2,800,000	2,822,596
Koninklijke KPN NV:
8% 10/1/10	Baa2	2,700,000	2,599,263
yankee 7.5% 10/1/05	Baa2	700,000	690,942
SBC Communications, Inc. 5.75% 5/2/06	Aa3	2,000,000	1,978,600
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	3,650,000	3,653,504
6.65% 5/15/06	Baa1	1,330,000	1,286,389
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.75% 9/15/10	A2	$ 2,050,000	$ 2,112,320
Teleglobe Canada, Inc. yankee 7.2% 7/20/09	Baa1	1,305,000	1,292,759
			18,591,453
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (c)	Baa2	1,840,000	1,844,600
TOTAL TELECOMMUNICATION SERVICES			20,436,053
UTILITIES - 4.2%
Electric Utilities - 2.5%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,830,620
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	5,000,000	5,086,250
Niagara Mohawk Power Corp.:
8% 6/1/04	Baa2	2,000,000	2,104,620
8.875% 5/15/07	Baa3	400,000	438,362
NSTAR Companies 8% 2/15/10	A2	2,400,000	2,498,400
Philadelphia Electric Co. 6.5% 5/1/03	A2	2,050,000	2,093,173
Progress Energy, Inc. 6.75% 3/1/06	Baa1	1,800,000	1,833,894
Texas Utilities Electric Co. 8% 6/1/02	A3	1,475,000	1,519,427
			17,404,746
Gas Utilities - 0.9%
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	2,100,000	2,019,906
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,000,000	2,063,000
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,784,664
			5,867,570
Multi-Utilities - 0.8%
Enron Corp.:
Series A, 8.375% 5/23/05	Baa1	1,000,000	1,074,560
9.875% 6/15/03	Baa1	3,800,000	4,111,144
			5,185,704
TOTAL UTILITIES			28,458,020
TOTAL NONCONVERTIBLE BONDS (Cost $300,035,632)			305,012,649
U.S. Government and Government Agency Obligations - 18.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 9.4%
Fannie Mae:
5.25% 1/15/09	Aaa	$ 5,000,000	$ 4,813,300
6% 12/15/05	Aaa	1,050,000	1,068,900
6.25% 2/1/11	Aa2	975,000	972,563
6.375% 10/15/02	Aaa	170,000	174,463
7% 7/15/05	Aaa	1,210,000	1,283,919
7.125% 2/15/05	Aaa	9,120,000	9,701,400
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	3,065,000	3,360,006
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	5,800,000	5,844,428
6.375% 11/15/02	Aaa	3,300,000	3,387,648
Freddie Mac:
5.25% 2/15/04	Aaa	21,200,000	21,362,386
5.875% 3/21/11	Aa2	670,000	649,585
6.625% 8/15/02	Aaa	2,830,000	2,906,042
6.875% 1/15/05	Aaa	980,000	1,033,596
7% 7/15/05	Aaa	6,600,000	7,001,148
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	111,998	114,027
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			63,673,411
U.S. Treasury Obligations - 9.2%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	5,325,000	8,118,122
12% 8/15/13	Aaa	10,390,000	14,510,258
14% 11/15/11	Aaa	1,510,000	2,149,621
U.S. Treasury Notes:
5.5% 2/15/08	Aaa	2,700,000	2,747,250
5.75% 11/15/05	Aaa	2,000,000	2,069,380
5.75% 8/15/10	Aaa	10,200,000	10,459,794
6.5% 5/31/02	Aaa	6,700,000	6,868,572
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 8/15/05	Aaa	$ 8,400,000	$ 8,927,604
7% 7/15/06	Aaa	6,000,000	6,540,960
TOTAL U.S. TREASURY OBLIGATIONS			62,391,561
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,921,471)			126,064,972
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 8.6%
5.5% 9/1/10 to 5/1/11	Aaa	1,179,974	1,152,036
6% 10/1/12 to 2/1/14	Aaa	10,645,011	10,558,643
6.5% 3/1/24 to 4/1/31	Aaa	17,629,737	17,463,626
7% 5/1/16	Aaa	7,300,000	7,450,563
7% 12/1/23 to 12/1/28	Aaa	2,649,644	2,678,494
7.5% 8/1/17 to 6/1/29	Aaa	14,955,985	15,285,383
8.5% 6/1/11 to 9/1/25	Aaa	1,058,304	1,124,665
9.5% 2/1/25	Aaa	1,100,021	1,179,762
10% 1/1/20	Aaa	29,170	32,059
10.5% 7/1/11 to 8/1/20	Aaa	137,922	151,038
11% 8/1/15	Aaa	951,086	1,059,481
12.5% 2/1/11 to 4/1/15	Aaa	48,888	56,756
TOTAL FANNIE MAE			58,192,506
Freddie Mac - 0.8%
7.5% 9/1/30 to 11/1/30	Aaa	3,562,580	3,638,285
8.5% 9/1/24 to 8/1/27	Aaa	1,174,450	1,247,141
9.5% 1/1/17	Aaa	13,381	14,229
10% 4/1/06 to 8/1/10	Aaa	78,113	82,108
10.25% 12/1/09	Aaa	19,972	21,480
10.5% 5/1/21	Aaa	204,657	224,462
11% 12/1/11	Aaa	13,448	14,713
11.5% 10/1/15	Aaa	49,289	54,894
11.75% 10/1/10	Aaa	29,582	32,523
TOTAL FREDDIE MAC			5,329,835
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 1.9%
6.5% 2/15/29	Aaa	$ 4,145,853	$ 4,114,760
7.5% 2/15/28 to 10/15/28	Aaa	262,371	268,711
8% 2/15/02 to 6/15/25	Aaa	1,264,368	1,311,726
8.5% 4/15/17 to 11/15/28	Aaa	7,039,901	7,345,560
11% 7/20/19 to 8/20/19	Aaa	121,065	133,497
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			13,174,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,276,778)			76,696,595
Asset-Backed Securities - 7.9%

American Express Credit Account Master Trust:
5.53% 10/15/08	Aaa	1,020,000	1,013,625
6.1% 12/15/06	A1	1,100,000	1,113,057
Americredit Automobile Receivables Trust 7.15% 8/15/04	Aaa	4,000,000	4,075,000
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,110,625
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,149,375
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	24,525	24,581
Citibank Credit Card Master Trust I 5.3% 1/9/06	Aaa	1,320,000	1,320,000
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,640,410
Discover Card Master Trust I:
5.85% 11/16/04	A2	2,000,000	2,024,063
5.85% 1/17/06	Aaa	5,000,000	5,065,600
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	560,000	560,284
6.4% 12/15/02	Aaa	590,000	598,481
7.03% 11/15/03	Aaa	332,000	339,833
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,781,777
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	2,500,000	2,555,469
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	5,050,000
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	2,000,000	2,013,740
7% 7/15/08	Aaa	5,100,000	5,291,250
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	$ 2,000,000	$ 2,081,240
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,678,945
TOTAL ASSET-BACKED SECURITIES (Cost $51,907,755)			53,487,355
Collateralized Mortgage Obligations - 1.8%

U.S. Government Agency - 1.8%
Freddie Mac:
REMIC planned amortization class Series 13 Class PJ, 4.5% 8/25/20	Aaa	5,000,000	4,903,100
sequential pay:
Series 2061 Class J, 6.5% 9/20/22	Aaa	1,899,688	1,929,950
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,997,806	2,019,642
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	3,437,248	3,492,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,066,871)			12,344,695
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,996,855	3,115,325
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	1,000,000	1,006,875
Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,440,044	3,579,796
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	2,024,500	2,028,929
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (c)(d)	Aa1	1,600,000	1,599,854
Class E, 6.1313% 1/10/13 (c)(d)	Baa1	2,970,000	2,969,614
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	2,021,191	2,119,092
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	2,245,985	2,254,408
Series 1997-SPICE Class D, 7.332% 4/20/08	-	4,000,000	4,035,624
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	2,089,402	2,212,568
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	$ 1,000,000	$ 1,037,500
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	3,499,824	3,659,503
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10	Aaa	1,944,098	2,012,749
JP Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,660,172	2,751,512
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	Aaa	2,839,860	3,047,858
Morgan Stanly Dean Witter Capital Trust Series 2001-PPM Class A2, 6.4% 2/1/31	Aaa	3,771,859	3,800,738
Nationslink Funding Corp.:
Series 1998-2 Class A1, 6.001% 11/20/07	Aaa	2,109,664	2,123,185
Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	2,570,147	2,644,039
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,526,563
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,534,979)			48,525,732
Foreign Government and Government Agency Obligations (e) - 3.2%

Canadian Government 6.125% 7/15/02	Aa1	5,000,000	5,080,000
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,324,183
Ontario Province 7%, 8/4/05	Aa3	3,500,000	3,688,020
Quebec Province:
5.5% 4/11/06	A2	4,000,000	3,932,000
5.75% 2/15/09	A2	2,500,000	2,423,200
yankee 6.5% 1/17/06	A2	2,000,000	2,062,300
United Mexican States 8.5% 2/1/06	Baa3	2,400,000	2,460,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,544,846)			21,969,703
Supranational Obligations - 1.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	$ 10,000,000	$ 10,321,700
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $32,690,000)	$ 32,694,226	32,690,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $676,915,432)	687,113,401
NET OTHER ASSETS - (1.3)%	(9,144,917)
NET ASSETS - 100%	$ 677,968,484
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,753,928 or 6.7% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.3%	AAA, AA, A	66.1%
Baa	18.3%	BBB	20.3%
Ba	0.9%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.6%
Canada	4.2
United Kingdom	3.4
Multi-National	1.5
Others (individually less than 1%)	3.3
100.0%
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $677,001,908. Net unrealized appreciation aggregated $10,111,493, of which $13,755,261 related to appreciated investment securities and $3,643,768 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $27,085,000 of which $9,361,000, $1,410,000, $3,985,000 and $12,329,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $32,690,000) (cost $676,915,432) - See accompanying schedule		$ 687,113,401
Cash		860
Receivable for investments sold		715,982
Receivable for fund shares sold		1,847,469
Interest receivable		8,937,861
Total assets		698,615,573
Liabilities
Payable for investments purchased	$ 17,207,599
Payable for fund shares redeemed	2,531,264
Distributions payable	302,216
Accrued management fee	240,619
Distribution fees payable	184,557
Other payables and accrued expenses	180,834
Total liabilities		20,647,089
Net Assets		$ 677,968,484
Net Assets consist of:
Paid in capital		$ 691,107,789
Distributions in excess of net investment income		(522,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,814,457)
Net unrealized appreciation (depreciation) on investments		10,197,969
Net Assets		$ 677,968,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,668,289 ÷ 6,288,707 shares)	$10.60
Maximum offering price per share (100/96.25 of $10.60)	$11.01
Class T: Net Asset Value and redemption price per share ($408,168,743 ÷ 38,486,174 shares)	$10.61
Maximum offering price per share (100/97.25 of $10.61)	$10.91
Class B: Net Asset Value and offering price per share ($75,504,525 ÷ 7,127,843 shares) A	$10.59
Class C: Net Asset Value and offering price per share ($39,618,825 ÷ 3,741,919 shares) A	$10.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,008,102 ÷ 8,288,931 shares)	$10.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 20,504,648
Security lending		64,272
Total Income		20,568,920
Expenses
Management fee	$ 1,284,081
Transfer agent fees	641,988
Distribution fees	954,294
Accounting and security lending fees	83,974
Non-interested trustees' compensation	1,257
Custodian fees and expenses	16,147
Registration fees	72,185
Audit	20,767
Legal	3,324
Miscellaneous	2,575
Total expenses before reductions	3,080,592
Expense reductions	(3,142)	3,077,450
Net investment income		17,491,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,574,648
Change in net unrealized appreciation (depreciation) on investment securities		10,554,667
Net gain (loss)		15,129,315
Net increase (decrease) in net assets resulting from operations		$ 32,620,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,491,470	$ 32,306,722
Net realized gain (loss)	4,574,648	(12,232,243)
Change in net unrealized appreciation (depreciation)	10,554,667	11,362,314
Net increase (decrease) in net assets resulting from operations	32,620,785	31,436,793
Distributions to shareholders from net investment income	(17,317,384)	(31,864,025)
Share transactions - net increase (decrease)	128,137,592	(41,785,512)
Total increase (decrease) in net assets	143,440,993	(42,212,744)
Net Assets
Beginning of period	534,527,491	576,740,235
End of period (including distributions in excess of net investment income of $522,817 and $696,903, respectively)	$ 677,968,484	$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 H	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income D	.316	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	.298	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	.614	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.314)	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 10.600	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C	6.00%	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 66,668	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Ratio of expenses to average net assets	.83% A	.84%	.87%	.90% A, F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.83% A	.84%	.86% G	.90% A	.90%	.90% A
Ratio of net investment income to average net assets	6.06% A	6.20%	5.58%	5.51% A	5.93%	6.45% A
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

I Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 G	1997 H	1996 H	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760	$ 10.260
Income from Investment Operations
Net investment income	.309 D	.620 D	.576 D	.537 D	.625 D	.671 D	.649
Net realized and unrealized gain (loss)	.298	(.006)	(.473)	.201	(.058)	(.147)	.491
Total from investment operations	.607	.614	.103	.738	.567	.524	1.140
Less Distributions
From net investment income	(.307)	(.614)	(.563)	(.528)	(.617)	(.674)	(.640)
Net asset value, end of period	$ 10.610	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Total Return B, C	5.93%	6.18%	0.98%	7.15%	5.56%	5.10%	11.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 408,169	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103	$ 228,439
Ratio of expenses to average net assets	.98% A	.97%	.97%	.98% A	.96%	.97%	.94% E
Ratio of expenses to average net assets after expense reductions	.98% A	.97%	.97%	.98% A	.96%	.96% F	.94%
Ratio of net investment income to average net assets	5.91% A	6.07%	5.48%	5.48% A	5.97%	6.38%	6.20%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Eleven months ended October 31

H Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750	$ 10.250
Income from Investment Operations
Net investment income	.275 D	.553 D	.506 D	.468 D	.551 D	.597 D	.579
Net realized and unrealized gain (loss)	.287	(.006)	(.467)	.214	(.057)	(.153)	.483
Total from investment operations	.562	.547	.039	.682	.494	.444	1.062
Less Distributions
From net investment income	(.272)	(.547)	(.499)	(.462)	(.544)	(.604)	(.562)
Net asset value, end of period	$ 10.590	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Total Return B, C	5.49%	5.50%	0.37%	6.60%	4.83%	4.32%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 75,505	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972	$ 15,830
Ratio of expenses to average net assets	1.63% A	1.62%	1.61%	1.65% A, E	1.65% E	1.66% E	1.70% E
Ratio of net investment income to average net assets	5.27% A	5.42%	4.83%	4.79% A	5.27%	5.69%	5.44%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income D	.270	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.299	(.005)	(.472)	.199	(.005)
Total from investment operations	.569	.540	.020	.652	.026
Less Distributions
From net investment income	(.269)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 10.590	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C	5.56%	5.42%	0.19%	6.30%	0.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,619	$ 20,530	$ 17,099	$ 6,100	$ 160
Ratio of expenses to average net assets	1.70% A	1.69%	1.71%	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A	1.69%	1.71%	1.75% A	1.73% A, G
Ratio of net investment income to average net assets	5.20% A	5.35%	4.73%	4.67% A	4.42% A
Portfolio turnover rate	111% A	153%	138%	176% A	138%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770	$ 10.270
Income from Investment Operations
Net investment income	.331 D	.656 D	.610 D	.566 D	.658 D	.705 D	.671
Net realized and unrealized gain (loss)	.292	(.002)	(.485)	.201	(.060)	(.151)	.499
Total from investment operations	.623	.654	.125	.767	.598	.554	1.170
Less Distributions
From net investment income	(.323)	(.644)	(.595)	(.557)	(.648)	(.704)	(.670)
Net asset value, end of period	$ 10.620	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Total Return B, C	6.09%	6.59%	1.19%	7.44%	5.86%	5.40%	11.73%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 88,008	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866	$ 208,861
Ratio of expenses to average net assets	.66% A	.65%	.66%	.68% A	.67%	.66%	.67% E
Ratio of net investment income to average net assets	6.23% A	6.39%	5.78%	5.78% A	6.27%	6.69%	6.47%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $440,670,204 and $316,666,880, respectively, of which U.S. government and government agency obligations aggregated $244,479,013 and $218,382,461, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 42,605	$ 249
Class T	446,729	4,985
Class B	307,489	222,875
Class C	157,471	50,461
	$ 954,294	$ 278,570

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,434	$ 22,534
Class T	44,678	14,726
Class B	65,063	65,063*
Class C	2,996	2,996*
	$ 151,171	$ 105,319

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 52,349	.19*
Class T	411,583	.23*
Class B	76,251	.23*
Class C	29,789	.19*
Institutional Class	72,016	.17*
	$ 641,988

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $14,266,000. The weighted average interest rate was 5.67%. Interest earned from the interfund lending program amounted to $4,491 and is included in interest income on the Statement of Operations.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through an arrangement with the fund's custodian and class A's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,443 under the custodian arrangement, and class A's expenses were reduced by $699 under the transfer agent arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 1,685,249	$ 2,118,454
Class T	10,377,541	18,584,382
Class B	1,763,327	3,494,654
Class C	801,807	942,822
Institutional Class	2,689,460	6,723,713
Total	$ 17,317,384	$ 31,864,025

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,785,738	4,902,349	$ 29,475,095	$ 50,077,303
Reinvestment of distributions	147,230	193,209	1,558,413	1,973,473
Shares redeemed	(1,319,964)	(2,616,153)	(13,970,046)	(26,717,363)
Net increase (decrease)	1,613,004	2,479,405	$ 17,063,462	$ 25,333,413
Class T Shares sold	14,374,150	14,704,629	$ 152,278,585	$ 150,170,581
Reinvestment of distributions	910,292	1,661,438	9,638,157	16,962,342
Shares redeemed	(7,249,875)	(16,507,172)	(76,640,700)	(168,525,179)
Net increase (decrease)	8,034,567	(141,105)	$ 85,276,042	$ (1,392,256)
Class B Shares sold	2,507,134	2,796,903	$ 26,563,959	$ 28,571,712
Reinvestment of distributions	134,791	280,308	1,425,246	2,858,231
Shares redeemed	(1,689,913)	(3,169,406)	(17,848,861)	(32,309,883)
Net increase (decrease)	952,012	(92,195)	$ 10,140,344	$ (879,940)
Class C Shares sold	2,771,285	1,610,410	$ 29,333,309	$ 16,444,630
Reinvestment of distributions	63,126	70,863	668,631	722,809
Shares redeemed	(1,086,825)	(1,347,947)	(11,518,992)	(13,729,963)
Net increase (decrease)	1,747,586	333,326	$ 18,482,948	$ 3,437,476
Institutional Class Shares sold	995,251	1,678,500	$ 10,570,186	$ 17,149,282
Reinvestment of distributions	148,718	340,111	1,575,891	3,475,461
Shares redeemed	(1,416,463)	(8,691,446)	(14,971,281)	(88,908,948)
Net increase (decrease)	(272,494)	(6,672,835)	$ (2,825,204)	$ (68,284,205)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTB-SANN-0601 134794
1.704556.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	6.09%	11.62%	37.31%	100.35%
LB Int Govt/Credit Bond	6.44%	12.12%	40.39%	102.34%
Short-Intermediate Investment Grade Debt Funds Average	5.46%	10.09%	34.56%	88.55%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 130 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Int Bond - Inst CL	11.62%	6.55%	7.20%
LB Int Govt/Credit Bond	12.12%	7.02%	7.30%
Short-Intermediate Investment Grade Debt Funds Average	10.09%	6.11%	6.54%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $20,035 - a 100.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,234 - a 102.34% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Intermediate Bond Fund - Institutional Class
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.18%	6.49%	5.55%	5.96%	6.41%	6.83%
Capital returns	2.91%	0.10%	-4.36%	1.70%	0.57%	-1.50%
Total returns	6.09%	6.59%	1.19%	7.66%	6.98%	5.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.20¢	32.31¢	65.43¢
Annualized dividend rate	5.94%	6.16%	6.30%
30-day annualized yield	5.46%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.65 over the past one month, $10.57 over the past six months and $10.39 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund

Q. How did the fund perform, Andy?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned 6.09%. By comparison, the Lehman Brothers Intermediate Government/Credit Bond Index returned 6.44%, while the short-intermediate investment grade debt funds average return was 5.46%, as tracked by Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Institutional Class returned 11.62%. During the same period, the Lehman Brothers Intermediate Government/Credit Bond Index returned 12.12%, while the short-intermediate investment grade debt funds average return was 10.09%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was the investment environment like during the six-month period?

A. Short- and intermediate-term securities performed relatively well. Early on, U.S. Treasury yields were in relative equilibrium, with short rates very similar to long rates. Long-term securities earlier had experienced a rally, with yields falling and prices rising, while short-term rates were relatively high, reflecting the tightening bias of the Federal Reserve Board to slow the pace of economic growth. In December the market began to anticipate that the Fed would lower short-term rates. The first cut came on January 3, 2001, followed by three additional cuts in less than four months. Each rate reduction was by one-half of one percentage point, or 50 basis points. The Fed's aggressive actions precipitated a sharp rally in both intermediate- and short-term Treasuries. Intermediate- and short-term investment-grade corporate bonds also rallied during these four months, posting the best January-through-April performance since the economy emerged from recession in 1991. In the mortgage market, the picture was mixed: mortgages performing poorly when Treasuries rallied, but faring better in more stable periods.

Q. What were your principal investment strategies?

A. I focused on the spread sectors - such as corporate, mortgage and agency securities that offer a yield spread advantage above the yields of Treasuries - with an emphasis on corporate securities. My general approach was to keep the portfolio balanced among the fixed-income sectors in which I invest, but also to make minor adjustments within their subsectors. While I overweighted corporate securities relative to the Lehman Brothers benchmark, I generally maintained a defensive stance in these investments. I focused on areas such as utilities, consumer finance and real estate investment trusts, while underweighting areas more susceptible to an economic downturn, such as commercial finance. I upgraded the overall quality of the portfolio, buying more AAA-rated asset-backed and mortgage securities. These securities allowed me to maintain a higher yield in the fund while remaining modestly defensive with respect to credit risk.

Q. What investments particularly helped or hurt performance?

A. The emphasis on corporates helped performance, particularly in the final four months of the period as corporate securities rallied on news of the Fed's rate cuts. My defensive positioning within the corporate sector had minimized the negative impact of the overweighting earlier in the period, when Treasuries outperformed corporates. When the rally in corporates began, virtually all investment-grade corporate securities participated. As a result, my defensive positioning did not hold back our returns. On the negative side, performance was held back by holdings in some technology bonds, however. Even though we did not have much exposure to tech, some fund holdings were pulled down by the slump in that industry.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Andy?

A. I'm modestly optimistic about the outlook for the spread sectors, including corporate bonds. The decisive action by the Fed in the first four months of 2001 is evidence that it has decided not to allow the economy to weaken too much. Specific corporate bond sectors, such as banking and finance, may begin to benefit from the more positively sloped yield curve. Other sectors, such as mortgages, tended to underperform when interest rates were very volatile. Consequently, they may begin to improve if interest rates stabilize. In general, non-Treasury securities have the potential to do relatively well for the remainder of the year if the Fed's actions to stimulate the economy begin to show results.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income; may also seek capital appreciation

Start date: February 2, 1984

Size: as of April 30, 2001, more than $677 million

Manager: Andrew Dudley, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the Federal Reserve Board's influence on the bond market:

"The Fed's dramatic actions during the first four months of 2001 constitute a double-edged sword that, depending on how you view them, either can raise the anxieties of bond investors or offer encouragement. The Fed cut short-term interest rates on four separate occasions, each time by one-half of one percent, or 50 basis points. Two of the cuts occurred between regularly scheduled Fed meetings. These actions are in marked contrast to the approach that Alan Greenspan has taken since he became Fed chairman in 1987. In general, the Fed has preferred to act gradually, only at regularly scheduled meetings and raise or lower rates in smaller increments, typically 25 basis points. Its moves in early 2001 show a willingness to be more aggressive than we've previously seen from Greenspan.

"The aggressive approach has been a cause for optimism in the short term. The cuts certainly were good for corporate bond investors, as witnessed by the outperformance of these bonds from January through April. On the other hand, we will have to wait to get a clearer view of the longer-term implications of the Fed's rate cuts. Too quick an economic turnaround might prevent the full development of better financial discipline that can be a positive byproduct of an economic slowdown."

Semiannual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	46.3	47.6
Aa	7.5	5.4
A	21.6	21.0
Baa	18.3	21.1
Ba and Below	0.9	0.4
Not Rated	0.6	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	5.6	5.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	3.6	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Corporate Bonds 45.0%		Corporate Bonds 44.1%
	U.S. Government and Government Agency Obligations 29.9%		U.S. Government and Government Agency Obligations 32.4%
	Asset-Backed Securities 7.9%		Asset-Backed Securities 7.9%
	CMOs and Other Mortgage Related Securities 9.0%		CMOs and Other Mortgage Related Securities 7.0%
	Other Investments 4.7%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	12.4%	** Foreign investments	11.7%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.0%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.6%
Daimler-Chrysler North America Holding Corp. 7.4% 1/20/05	A3	$ 4,000,000	$ 4,124,760
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	1,100,000	1,075,855
Media - 3.5%
AOL Time Warner, Inc.:
6.125% 4/15/06	Baa1	2,400,000	2,382,240
6.75% 4/15/11	Baa1	1,700,000	1,689,001
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	2,000,000	1,951,900
Chancellor Media Corp. 8% 11/1/08	Ba1	3,150,000	3,268,125
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,900,000	3,053,642
Continental Cablevision, Inc. 8.3% 5/15/06	A3	2,370,000	2,562,894
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	1,000,000	959,970
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	2,000,000	2,013,240
8.5% 2/15/05	Baa3	2,765,000	2,957,748
TCI Communications, Inc. 8.65% 9/15/04	A3	900,000	972,900
Walt Disney Co. 7.3% 2/8/05	A2	2,000,000	2,106,566
			23,918,226
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	1,375,000	1,448,398
Kmart Corp. 9.375% 2/1/06	Baa3	1,100,000	1,122,000
			2,570,398
TOTAL CONSUMER DISCRETIONARY			31,689,239
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 0.4%
Delhaize America, Inc. 7.375% 4/15/06 (c)	Baa3	2,500,000	2,529,000
Food Products - 1.1%
ConAgra Foods, Inc. 7.875% 9/15/10	Baa1	3,200,000	3,384,064
Kellogg Co. 6% 4/1/06 (c)	Baa2	1,500,000	1,482,855
Nabisco, Inc. 6.85% 6/15/05	A2	2,700,000	2,758,212
			7,625,131
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	255,000	244,160
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.5% 4/1/04	A2	$ 750,000	$ 780,870
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,300,000	1,305,148
			2,086,018
TOTAL CONSUMER STAPLES			12,484,309
ENERGY - 1.8%
Oil & Gas - 1.8%
Apache Finance Property Ltd. yankee 6.5% 12/15/07	A3	700,000	700,532
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	2,000,000	2,023,860
Conoco, Inc. 5.9% 4/15/04	A3	600,000	601,776
Oryx Energy Co. 8.125% 10/15/05	Baa1	2,465,000	2,623,573
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	1,010,000	1,025,180
The Coastal Corp. 7.5% 8/15/06	Baa2	2,700,000	2,807,595
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	2,700,000	2,820,447
			12,602,963
FINANCIALS - 26.1%
Banks - 8.8%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	2,750,000	2,776,373
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	1,200,000	1,207,092
Banc One Corp. 7.25% 8/1/02	A1	2,500,000	2,566,100
Bank of America Corp. 7.8% 2/15/10	Aa3	4,500,000	4,789,350
Bank of New York Co., Inc. 8.5% 12/15/04	A1	2,500,000	2,702,750
Bank One Corp. 7.875% 8/1/10	A1	2,950,000	3,145,821
BankBoston Corp. 6.625% 2/1/04	A3	3,200,000	3,274,848
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850,000	3,866,478
Barclays Bank PLC:
8.55% 9/29/49 (b)(c)	Aa2	2,200,000	2,372,326
yankee 5.95% 7/15/01	A1	2,400,000	2,406,504
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,514,040
First Union Corp. 7.55% 8/18/05	A1	1,025,000	1,087,689
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250,000	257,895
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	650,000	678,087
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Korea Development Bank:
7.125% 4/22/04	Baa2	$ 725,000	$ 726,907
7.375% 9/17/04	Baa2	1,110,000	1,118,436
MBNA Corp. 6.34% 6/2/03	Baa2	450,000	450,016
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	A1	1,800,000	1,901,448
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	1,350,000	1,472,634
NationsBank Corp. 8.125% 6/15/02	Aa3	3,000,000	3,104,430
PNC Funding Corp. 6.95% 9/1/02	A2	5,000,000	5,123,550
Royal Bank of Scotland Group PLC:
7.816% 11/29/49	A1	3,100,000	3,267,400
9.118% 3/31/49	A1	2,900,000	3,212,417
Union Planters Corp. 7.75% 3/1/11	Baa2	2,000,000	2,042,280
Union Planters National Bank 6.81% 8/20/01	A3	1,500,000	1,509,090
			59,573,961
Diversified Financials - 14.4%
Abbey National PLC 6.69% 10/17/05	Aa3	1,020,000	1,053,629
AMB Property LP 7.2% 12/15/05	Baa1	2,000,000	2,034,220
Amvescap PLC yankee 6.6% 5/15/05	A2	3,000,000	3,001,170
Associates Corp. of North America:
5.8% 4/20/04	Aa3	1,600,000	1,612,576
7.75% 2/15/05	Aa3	2,700,000	2,862,108
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	2,150,000	2,188,829
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,390,000	1,257,255
CIT Group, Inc. 5.5% 2/15/04	A1	290,000	283,858
Citigroup, Inc. 7.25% 10/1/10	Aa3	2,700,000	2,802,141
Countrywide Funding Corp. 6.935% 7/16/07	A3	2,450,000	2,511,030
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	350,000	353,808
Duke Capital Corp. 7.5% 10/1/09	A3	1,800,000	1,875,582
ERP Operating LP:
6.55% 11/15/01	A3	470,000	473,802
7.1% 6/23/04	A3	3,000,000	3,079,650
Ford Motor Credit Co.:
5.75% 2/23/04	A2	2,800,000	2,799,160
6.875% 2/1/06	A2	6,950,000	7,082,398
7.75% 11/15/02	A2	100,000	103,604
General Electric Capital Corp. 6.65% 9/3/02	Aaa	5,400,000	5,521,932
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 1,900,000	$ 1,924,244
7.625% 6/15/04	A2	1,700,000	1,782,127
7.75% 1/19/10	A2	1,500,000	1,579,830
9% 10/15/02	A2	1,000,000	1,051,170
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,550,000	4,818,678
Household Finance Corp. 6.5% 1/24/06	A2	1,425,000	1,446,518
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	4,000,000	4,495,080
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	2,000,000	2,108,000
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	2,000,000	2,016,720
Morgan Stanley Dean Witter & Co.:
5.625% 1/20/04	Aa3	1,500,000	1,507,485
6.1% 4/15/06	Aa3	3,000,000	3,007,620
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	1,265,000	1,281,028
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,720,000	1,817,034
Popular North America, Inc. 7.375% 9/15/01	A3	2,250,000	2,263,010
Qwest Capital Funding, Inc.:
7.25% 2/15/11 (c)	Baa1	1,000,000	999,800
7.9% 8/15/10	Baa1	3,000,000	3,152,250
RBSG Capital Corp. 10.125% 3/1/04	A1	1,500,000	1,654,890
Salomon Smith Barney Holdings, Inc.:
5.875% 3/15/06	Aa3	3,000,000	2,972,730
6.5% 2/15/08	Aa3	2,425,000	2,423,763
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	1,725,000	1,729,658
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	2,650,000	2,826,437
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,160,000	1,146,799
7.625% 1/30/11	Baa1	3,500,000	3,476,830
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	590,000	598,850
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	3,300,000	3,553,308
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (b)(c)	A1	500,000	534,335
Verizon Global Funding Corp. 7.25% 12/1/10 (c)	A1	700,000	715,890
			97,780,836
Insurance - 0.2%
The St. Paul Companies, Inc. 7.875% 4/15/05	A1	1,100,000	1,170,221
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 2.7%
Arden Realty LP 8.875% 3/1/05	Baa3	$ 2,590,000	$ 2,714,527
Avalon Bay Communities, Inc. 6.5% 7/15/03	Baa1	500,000	507,445
AvalonBay Communities, Inc. 8.25% 7/15/08	Baa1	1,500,000	1,592,730
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	640,000	635,654
7.9% 1/15/03	Baa2	2,700,000	2,779,704
Duke Realty LP 7.3% 6/30/03	Baa1	3,000,000	3,078,780
EOP Operating LP:
6.5% 1/15/04	Baa1	3,000,000	3,040,320
7.75% 11/15/07	Baa1	2,450,000	2,551,479
ProLogis Trust 6.7% 4/15/04	Baa1	415,000	413,755
Simon Property Group LP 7.375% 1/20/06 (c)	Baa1	825,000	826,568
			18,140,962
TOTAL FINANCIALS			176,665,980
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
American Home Products Corp. 6.25% 3/15/06 (c)	A3	1,800,000	1,781,280
INDUSTRIALS - 1.5%
Air Freight & Couriers - 0.2%
FedEx Corp. 7.25% 2/15/11 (c)	Baa2	1,000,000	1,010,950
Airlines - 0.7%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	151,123	150,736
Class C2, 7.434% 3/15/06	Baa1	435,000	442,423
Delta Air Lines, Inc.:
7.7% 12/15/05	Baa3	2,000,000	1,964,200
7.779% 11/18/05	A3	2,150,000	2,240,343
			4,797,702
Machinery - 0.6%
Tyco International Group SA yankee:
6.125% 6/15/01	Baa1	1,200,000	1,200,768
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Tyco International Group SA yankee: - continued
6.75% 2/15/11	Baa1	$ 1,500,000	$ 1,485,675
6.875% 9/5/02	Baa1	1,600,000	1,629,728
			4,316,171
TOTAL INDUSTRIALS			10,124,823
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Nortel Networks Corp. yankee 6.125% 2/15/06	A2	3,100,000	2,942,520
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	1,500,000	1,511,625
IT Consulting & Services - 0.2%
Comdisco, Inc. 5.95% 4/30/02	Ba2	2,000,000	1,150,000
TOTAL INFORMATION TECHNOLOGY			5,604,145
MATERIALS - 0.8%
Chemicals - 0.4%
Praxair, Inc. 6.15% 4/15/03	A3	2,640,000	2,675,614
Paper & Forest Products - 0.4%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	570,000	594,841
8.55% 8/1/10	Baa3	1,800,000	1,895,382
			2,490,223
TOTAL MATERIALS			5,165,837
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	2,000,000	2,155,080
France Telecom SA 7.75% 3/1/11 (c)	A3	2,800,000	2,822,596
Koninklijke KPN NV:
8% 10/1/10	Baa2	2,700,000	2,599,263
yankee 7.5% 10/1/05	Baa2	700,000	690,942
SBC Communications, Inc. 5.75% 5/2/06	Aa3	2,000,000	1,978,600
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	3,650,000	3,653,504
6.65% 5/15/06	Baa1	1,330,000	1,286,389
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.75% 9/15/10	A2	$ 2,050,000	$ 2,112,320
Teleglobe Canada, Inc. yankee 7.2% 7/20/09	Baa1	1,305,000	1,292,759
			18,591,453
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 7.875% 3/1/11 (c)	Baa2	1,840,000	1,844,600
TOTAL TELECOMMUNICATION SERVICES			20,436,053
UTILITIES - 4.2%
Electric Utilities - 2.5%
Avon Energy Partners Holdings 6.46% 3/4/08 (c)	Baa2	2,000,000	1,830,620
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	5,000,000	5,086,250
Niagara Mohawk Power Corp.:
8% 6/1/04	Baa2	2,000,000	2,104,620
8.875% 5/15/07	Baa3	400,000	438,362
NSTAR Companies 8% 2/15/10	A2	2,400,000	2,498,400
Philadelphia Electric Co. 6.5% 5/1/03	A2	2,050,000	2,093,173
Progress Energy, Inc. 6.75% 3/1/06	Baa1	1,800,000	1,833,894
Texas Utilities Electric Co. 8% 6/1/02	A3	1,475,000	1,519,427
			17,404,746
Gas Utilities - 0.9%
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	2,100,000	2,019,906
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,000,000	2,063,000
Sempra Energy 7.95% 3/1/10	A2	1,800,000	1,784,664
			5,867,570
Multi-Utilities - 0.8%
Enron Corp.:
Series A, 8.375% 5/23/05	Baa1	1,000,000	1,074,560
9.875% 6/15/03	Baa1	3,800,000	4,111,144
			5,185,704
TOTAL UTILITIES			28,458,020
TOTAL NONCONVERTIBLE BONDS (Cost $300,035,632)			305,012,649
U.S. Government and Government Agency Obligations - 18.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 9.4%
Fannie Mae:
5.25% 1/15/09	Aaa	$ 5,000,000	$ 4,813,300
6% 12/15/05	Aaa	1,050,000	1,068,900
6.25% 2/1/11	Aa2	975,000	972,563
6.375% 10/15/02	Aaa	170,000	174,463
7% 7/15/05	Aaa	1,210,000	1,283,919
7.125% 2/15/05	Aaa	9,120,000	9,701,400
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	Aaa	3,065,000	3,360,006
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	5,800,000	5,844,428
6.375% 11/15/02	Aaa	3,300,000	3,387,648
Freddie Mac:
5.25% 2/15/04	Aaa	21,200,000	21,362,386
5.875% 3/21/11	Aa2	670,000	649,585
6.625% 8/15/02	Aaa	2,830,000	2,906,042
6.875% 1/15/05	Aaa	980,000	1,033,596
7% 7/15/05	Aaa	6,600,000	7,001,148
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 2-E, 9.4% 5/15/02	Aaa	111,998	114,027
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			63,673,411
U.S. Treasury Obligations - 9.2%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	5,325,000	8,118,122
12% 8/15/13	Aaa	10,390,000	14,510,258
14% 11/15/11	Aaa	1,510,000	2,149,621
U.S. Treasury Notes:
5.5% 2/15/08	Aaa	2,700,000	2,747,250
5.75% 11/15/05	Aaa	2,000,000	2,069,380
5.75% 8/15/10	Aaa	10,200,000	10,459,794
6.5% 5/31/02	Aaa	6,700,000	6,868,572
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 8/15/05	Aaa	$ 8,400,000	$ 8,927,604
7% 7/15/06	Aaa	6,000,000	6,540,960
TOTAL U.S. TREASURY OBLIGATIONS			62,391,561
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,921,471)			126,064,972
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 8.6%
5.5% 9/1/10 to 5/1/11	Aaa	1,179,974	1,152,036
6% 10/1/12 to 2/1/14	Aaa	10,645,011	10,558,643
6.5% 3/1/24 to 4/1/31	Aaa	17,629,737	17,463,626
7% 5/1/16	Aaa	7,300,000	7,450,563
7% 12/1/23 to 12/1/28	Aaa	2,649,644	2,678,494
7.5% 8/1/17 to 6/1/29	Aaa	14,955,985	15,285,383
8.5% 6/1/11 to 9/1/25	Aaa	1,058,304	1,124,665
9.5% 2/1/25	Aaa	1,100,021	1,179,762
10% 1/1/20	Aaa	29,170	32,059
10.5% 7/1/11 to 8/1/20	Aaa	137,922	151,038
11% 8/1/15	Aaa	951,086	1,059,481
12.5% 2/1/11 to 4/1/15	Aaa	48,888	56,756
TOTAL FANNIE MAE			58,192,506
Freddie Mac - 0.8%
7.5% 9/1/30 to 11/1/30	Aaa	3,562,580	3,638,285
8.5% 9/1/24 to 8/1/27	Aaa	1,174,450	1,247,141
9.5% 1/1/17	Aaa	13,381	14,229
10% 4/1/06 to 8/1/10	Aaa	78,113	82,108
10.25% 12/1/09	Aaa	19,972	21,480
10.5% 5/1/21	Aaa	204,657	224,462
11% 12/1/11	Aaa	13,448	14,713
11.5% 10/1/15	Aaa	49,289	54,894
11.75% 10/1/10	Aaa	29,582	32,523
TOTAL FREDDIE MAC			5,329,835
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 1.9%
6.5% 2/15/29	Aaa	$ 4,145,853	$ 4,114,760
7.5% 2/15/28 to 10/15/28	Aaa	262,371	268,711
8% 2/15/02 to 6/15/25	Aaa	1,264,368	1,311,726
8.5% 4/15/17 to 11/15/28	Aaa	7,039,901	7,345,560
11% 7/20/19 to 8/20/19	Aaa	121,065	133,497
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			13,174,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,276,778)			76,696,595
Asset-Backed Securities - 7.9%

American Express Credit Account Master Trust:
5.53% 10/15/08	Aaa	1,020,000	1,013,625
6.1% 12/15/06	A1	1,100,000	1,113,057
Americredit Automobile Receivables Trust 7.15% 8/15/04	Aaa	4,000,000	4,075,000
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	3,000,000	3,110,625
Capital One Master Trust 7.1% 4/17/06	Aaa	4,000,000	4,149,375
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	24,525	24,581
Citibank Credit Card Master Trust I 5.3% 1/9/06	Aaa	1,320,000	1,320,000
Conseco Finance Securitizations Corp. 7.3% 5/1/31	Aaa	3,500,000	3,640,410
Discover Card Master Trust I:
5.85% 11/16/04	A2	2,000,000	2,024,063
5.85% 1/17/06	Aaa	5,000,000	5,065,600
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	560,000	560,284
6.4% 12/15/02	Aaa	590,000	598,481
7.03% 11/15/03	Aaa	332,000	339,833
MBNA Master Credit Card Trust II 7.35% 7/16/07	Aaa	4,500,000	4,781,777
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	2,500,000	2,555,469
Premier Auto Trust 5.59% 2/9/04	Aaa	5,000,000	5,050,000
Sears Credit Account Master Trust II:
5.65% 3/17/09	Aaa	2,000,000	2,013,740
7% 7/15/08	Aaa	5,100,000	5,291,250
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	$ 2,000,000	$ 2,081,240
West Penn Funding LLC 6.81% 9/25/08	Aaa	4,500,000	4,678,945
TOTAL ASSET-BACKED SECURITIES (Cost $51,907,755)			53,487,355
Collateralized Mortgage Obligations - 1.8%

U.S. Government Agency - 1.8%
Freddie Mac:
REMIC planned amortization class Series 13 Class PJ, 4.5% 8/25/20	Aaa	5,000,000	4,903,100
sequential pay:
Series 2061 Class J, 6.5% 9/20/22	Aaa	1,899,688	1,929,950
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,997,806	2,019,642
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	3,437,248	3,492,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,066,871)			12,344,695
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,996,855	3,115,325
Commercial Mortgage Asset Trust sequential pay:
Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	1,000,000	1,006,875
Series 1999-C2 Class A1, 7.285% 12/17/07	Aaa	3,440,044	3,579,796
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	2,024,500	2,028,929
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (c)(d)	Aa1	1,600,000	1,599,854
Class E, 6.1313% 1/10/13 (c)(d)	Baa1	2,970,000	2,969,614
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	2,021,191	2,119,092
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	2,245,985	2,254,408
Series 1997-SPICE Class D, 7.332% 4/20/08	-	4,000,000	4,035,624
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	2,089,402	2,212,568
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (c)	A2	$ 1,000,000	$ 1,037,500
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	3,499,824	3,659,503
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10	Aaa	1,944,098	2,012,749
JP Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	2,660,172	2,751,512
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	Aaa	2,839,860	3,047,858
Morgan Stanly Dean Witter Capital Trust Series 2001-PPM Class A2, 6.4% 2/1/31	Aaa	3,771,859	3,800,738
Nationslink Funding Corp.:
Series 1998-2 Class A1, 6.001% 11/20/07	Aaa	2,109,664	2,123,185
Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	2,570,147	2,644,039
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	2,500,000	2,526,563
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,534,979)			48,525,732
Foreign Government and Government Agency Obligations (e) - 3.2%

Canadian Government 6.125% 7/15/02	Aa1	5,000,000	5,080,000
New Brunswick Province yankee 7.125% 10/1/02	A1	2,250,000	2,324,183
Ontario Province 7%, 8/4/05	Aa3	3,500,000	3,688,020
Quebec Province:
5.5% 4/11/06	A2	4,000,000	3,932,000
5.75% 2/15/09	A2	2,500,000	2,423,200
yankee 6.5% 1/17/06	A2	2,000,000	2,062,300
United Mexican States 8.5% 2/1/06	Baa3	2,400,000	2,460,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,544,846)			21,969,703
Supranational Obligations - 1.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $9,937,100)	Aaa	$ 10,000,000	$ 10,321,700
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $32,690,000)	$ 32,694,226	32,690,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $676,915,432)	687,113,401
NET OTHER ASSETS - (1.3)%	(9,144,917)
NET ASSETS - 100%	$ 677,968,484
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,753,928 or 6.7% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.3%	AAA, AA, A	66.1%
Baa	18.3%	BBB	20.3%
Ba	0.9%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.6%
Canada	4.2
United Kingdom	3.4
Multi-National	1.5
Others (individually less than 1%)	3.3
100.0%
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $677,001,908. Net unrealized appreciation aggregated $10,111,493, of which $13,755,261 related to appreciated investment securities and $3,643,768 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $27,085,000 of which $9,361,000, $1,410,000, $3,985,000 and $12,329,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $32,690,000) (cost $676,915,432) - See accompanying schedule		$ 687,113,401
Cash		860
Receivable for investments sold		715,982
Receivable for fund shares sold		1,847,469
Interest receivable		8,937,861
Total assets		698,615,573
Liabilities
Payable for investments purchased	$ 17,207,599
Payable for fund shares redeemed	2,531,264
Distributions payable	302,216
Accrued management fee	240,619
Distribution fees payable	184,557
Other payables and accrued expenses	180,834
Total liabilities		20,647,089
Net Assets		$ 677,968,484
Net Assets consist of:
Paid in capital		$ 691,107,789
Distributions in excess of net investment income		(522,817)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,814,457)
Net unrealized appreciation (depreciation) on investments		10,197,969
Net Assets		$ 677,968,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,668,289 ÷ 6,288,707 shares)	$10.60
Maximum offering price per share (100/96.25 of $10.60)	$11.01
Class T: Net Asset Value and redemption price per share ($408,168,743 ÷ 38,486,174 shares)	$10.61
Maximum offering price per share (100/97.25 of $10.61)	$10.91
Class B: Net Asset Value and offering price per share ($75,504,525 ÷ 7,127,843 shares) A	$10.59
Class C: Net Asset Value and offering price per share ($39,618,825 ÷ 3,741,919 shares) A	$10.59
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,008,102 ÷ 8,288,931 shares)	$10.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 20,504,648
Security lending		64,272
Total Income		20,568,920
Expenses
Management fee	$ 1,284,081
Transfer agent fees	641,988
Distribution fees	954,294
Accounting and security lending fees	83,974
Non-interested trustees' compensation	1,257
Custodian fees and expenses	16,147
Registration fees	72,185
Audit	20,767
Legal	3,324
Miscellaneous	2,575
Total expenses before reductions	3,080,592
Expense reductions	(3,142)	3,077,450
Net investment income		17,491,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,574,648
Change in net unrealized appreciation (depreciation) on investment securities		10,554,667
Net gain (loss)		15,129,315
Net increase (decrease) in net assets resulting from operations		$ 32,620,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,491,470	$ 32,306,722
Net realized gain (loss)	4,574,648	(12,232,243)
Change in net unrealized appreciation (depreciation)	10,554,667	11,362,314
Net increase (decrease) in net assets resulting from operations	32,620,785	31,436,793
Distributions to shareholders from net investment income	(17,317,384)	(31,864,025)
Share transactions - net increase (decrease)	128,137,592	(41,785,512)
Total increase (decrease) in net assets	143,440,993	(42,212,744)
Net Assets
Beginning of period	534,527,491	576,740,235
End of period (including distributions in excess of net investment income of $522,817 and $696,903, respectively)	$ 677,968,484	$ 534,527,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 H	1997 I	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590	$ 10.350
Income from Investment Operations
Net investment income D	.316	.629	.580	.537	.615	.159
Net realized and unrealized gain (loss)	.298	(.002)	(.474)	.207	(.023)	.235
Total from investment operations	.614	.627	.106	.744	.592	.394
Less Distributions
From net investment income	(.314)	(.627)	(.576)	(.534)	(.622)	(.154)
Net asset value, end of period	$ 10.600	$ 10.300	$ 10.300	$ 10.770	$ 10.560	$ 10.590
Total Return B, C	6.00%	6.32%	1.00%	7.21%	5.81%	3.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 66,668	$ 48,177	$ 22,628	$ 8,217	$ 3,819	$ 687
Ratio of expenses to average net assets	.83% A	.84%	.87%	.90% A, F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.83% A	.84%	.86% G	.90% A	.90%	.90% A
Ratio of net investment income to average net assets	6.06% A	6.20%	5.58%	5.51% A	5.93%	6.45% A
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

I Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 G	1997 H	1996 H	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760	$ 10.260
Income from Investment Operations
Net investment income	.309 D	.620 D	.576 D	.537 D	.625 D	.671 D	.649
Net realized and unrealized gain (loss)	.298	(.006)	(.473)	.201	(.058)	(.147)	.491
Total from investment operations	.607	.614	.103	.738	.567	.524	1.140
Less Distributions
From net investment income	(.307)	(.614)	(.563)	(.528)	(.617)	(.674)	(.640)
Net asset value, end of period	$ 10.610	$ 10.310	$ 10.310	$ 10.770	$ 10.560	$ 10.610	$ 10.760
Total Return B, C	5.93%	6.18%	0.98%	7.15%	5.56%	5.10%	11.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 408,169	$ 313,887	$ 315,350	$ 287,734	$ 278,869	$ 262,103	$ 228,439
Ratio of expenses to average net assets	.98% A	.97%	.97%	.98% A	.96%	.97%	.94% E
Ratio of expenses to average net assets after expense reductions	.98% A	.97%	.97%	.98% A	.96%	.96% F	.94%
Ratio of net investment income to average net assets	5.91% A	6.07%	5.48%	5.48% A	5.97%	6.38%	6.20%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Eleven months ended October 31

H Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750	$ 10.250
Income from Investment Operations
Net investment income	.275 D	.553 D	.506 D	.468 D	.551 D	.597 D	.579
Net realized and unrealized gain (loss)	.287	(.006)	(.467)	.214	(.057)	(.153)	.483
Total from investment operations	.562	.547	.039	.682	.494	.444	1.062
Less Distributions
From net investment income	(.272)	(.547)	(.499)	(.462)	(.544)	(.604)	(.562)
Net asset value, end of period	$ 10.590	$ 10.300	$ 10.300	$ 10.760	$ 10.540	$ 10.590	$ 10.750
Total Return B, C	5.49%	5.50%	0.37%	6.60%	4.83%	4.32%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 75,505	$ 63,584	$ 64,532	$ 39,657	$ 22,201	$ 18,972	$ 15,830
Ratio of expenses to average net assets	1.63% A	1.62%	1.61%	1.65% A, E	1.65% E	1.66% E	1.70% E
Ratio of net investment income to average net assets	5.27% A	5.42%	4.83%	4.79% A	5.27%	5.69%	5.44%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.290	$ 10.290	$ 10.760	$ 10.560	$ 10.570
Income from Investment Operations
Net investment income D	.270	.545	.492	.453	.031
Net realized and unrealized gain (loss)	.299	(.005)	(.472)	.199	(.005)
Total from investment operations	.569	.540	.020	.652	.026
Less Distributions
From net investment income	(.269)	(.540)	(.490)	(.452)	(.036)
Net asset value, end of period	$ 10.590	$ 10.290	$ 10.290	$ 10.760	$ 10.560
Total Return B, C	5.56%	5.42%	0.19%	6.30%	0.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,619	$ 20,530	$ 17,099	$ 6,100	$ 160
Ratio of expenses to average net assets	1.70% A	1.69%	1.71%	1.75% A, F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A	1.69%	1.71%	1.75% A	1.73% A, G
Ratio of net investment income to average net assets	5.20% A	5.35%	4.73%	4.67% A	4.42% A
Portfolio turnover rate	111% A	153%	138%	176% A	138%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Eleven months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 F	1997 G	1996 G	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770	$ 10.270
Income from Investment Operations
Net investment income	.331 D	.656 D	.610 D	.566 D	.658 D	.705 D	.671
Net realized and unrealized gain (loss)	.292	(.002)	(.485)	.201	(.060)	(.151)	.499
Total from investment operations	.623	.654	.125	.767	.598	.554	1.170
Less Distributions
From net investment income	(.323)	(.644)	(.595)	(.557)	(.648)	(.704)	(.670)
Net asset value, end of period	$ 10.620	$ 10.320	$ 10.310	$ 10.780	$ 10.570	$ 10.620	$ 10.770
Total Return B, C	6.09%	6.59%	1.19%	7.44%	5.86%	5.40%	11.73%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 88,008	$ 88,350	$ 157,131	$ 168,019	$ 177,427	$ 211,866	$ 208,861
Ratio of expenses to average net assets	.66% A	.65%	.66%	.68% A	.67%	.66%	.67% E
Ratio of net investment income to average net assets	6.23% A	6.39%	5.78%	5.78% A	6.27%	6.69%	6.47%
Portfolio turnover rate	111% A	153%	138%	176% A	138%	200%	189%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Eleven months ended October 31

G Year ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $440,670,204 and $316,666,880, respectively, of which U.S. government and government agency obligations aggregated $244,479,013 and $218,382,461, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 42,605	$ 249
Class T	446,729	4,985
Class B	307,489	222,875
Class C	157,471	50,461
	$ 954,294	$ 278,570

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,434	$ 22,534
Class T	44,678	14,726
Class B	65,063	65,063*
Class C	2,996	2,996*
	$ 151,171	$ 105,319

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 52,349	.19*
Class T	411,583	.23*
Class B	76,251	.23*
Class C	29,789	.19*
Institutional Class	72,016	.17*
	$ 641,988

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $14,266,000. The weighted average interest rate was 5.67%. Interest earned from the interfund lending program amounted to $4,491 and is included in interest income on the Statement of Operations.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through an arrangement with the fund's custodian and class A's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,443 under the custodian arrangement, and class A's expenses were reduced by $699 under the transfer agent arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 1,685,249	$ 2,118,454
Class T	10,377,541	18,584,382
Class B	1,763,327	3,494,654
Class C	801,807	942,822
Institutional Class	2,689,460	6,723,713
Total	$ 17,317,384	$ 31,864,025

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,785,738	4,902,349	$ 29,475,095	$ 50,077,303
Reinvestment of distributions	147,230	193,209	1,558,413	1,973,473
Shares redeemed	(1,319,964)	(2,616,153)	(13,970,046)	(26,717,363)
Net increase (decrease)	1,613,004	2,479,405	$ 17,063,462	$ 25,333,413
Class T Shares sold	14,374,150	14,704,629	$ 152,278,585	$ 150,170,581
Reinvestment of distributions	910,292	1,661,438	9,638,157	16,962,342
Shares redeemed	(7,249,875)	(16,507,172)	(76,640,700)	(168,525,179)
Net increase (decrease)	8,034,567	(141,105)	$ 85,276,042	$ (1,392,256)
Class B Shares sold	2,507,134	2,796,903	$ 26,563,959	$ 28,571,712
Reinvestment of distributions	134,791	280,308	1,425,246	2,858,231
Shares redeemed	(1,689,913)	(3,169,406)	(17,848,861)	(32,309,883)
Net increase (decrease)	952,012	(92,195)	$ 10,140,344	$ (879,940)
Class C Shares sold	2,771,285	1,610,410	$ 29,333,309	$ 16,444,630
Reinvestment of distributions	63,126	70,863	668,631	722,809
Shares redeemed	(1,086,825)	(1,347,947)	(11,518,992)	(13,729,963)
Net increase (decrease)	1,747,586	333,326	$ 18,482,948	$ 3,437,476
Institutional Class Shares sold	995,251	1,678,500	$ 10,570,186	$ 17,149,282
Reinvestment of distributions	148,718	340,111	1,575,891	3,475,461
Shares redeemed	(1,416,463)	(8,691,446)	(14,971,281)	(88,908,948)
Net increase (decrease)	(272,494)	(6,672,835)	$ (2,825,204)	$ (68,284,205)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

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Tax-Exempt Fund
Treasury Fund

LTBI-SANN-0601 134796
1.704557.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - CL A	5.09%	9.36%	33.75%	82.64%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	3.51%	7.72%	31.75%	79.90%
LB 1-3 Year Govt/Credit	5.51%	10.04%	37.44%	87.15%
Short Investment Grade Debt Funds Average	5.01%	9.17%	33.72%	82.61%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL A	9.36%	5.99%	6.21%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	7.72%	5.67%	6.05%
LB 1-3 Year Govt/Credit	10.04%	6.57%	6.47%
Short Investment Grade Debt Funds Average	9.17%	5.98%	6.20%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on April 30, 1991, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $17,990 - a 79.90% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,715 - an 87.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.12%	6.24%	5.57%	5.83%	6.28%	0.99%
Capital returns	1.97%	-0.33%	-2.45%	0.75%	-0.64%	0.86%
Total returns	5.09%	5.91%	3.12%	6.58%	5.64%	1.85%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.28¢	28.00¢	56.33¢
Annualized dividend rate	5.59%	6.10%	6.14%
30-day annualized yield	4.98%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.31 over the past one month, $9.26 over the past six months, and $9.17 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	5.08%	9.34%	34.09%	83.10%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	3.51%	7.70%	32.08%	80.36%
LB 1-3 Year Govt/Credit	5.51%	10.04%	37.44%	87.15%
Short Investment Grade Debt Funds Average	5.01%	9.17%	33.72%	82.61%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	9.34%	6.04%	6.24%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	7.70%	5.72%	6.08%
LB 1-3 Year Govt/Credit	10.04%	6.57%	6.47%
Short Investment Grade Debt Funds Average	9.17%	5.98%	6.20%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

$10,000 Over 10 years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on April 30, 1991, and the current 1.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,036 - an 80.36% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,715 - an 87.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.11%	6.22%	5.57%	6.00%	6.29%	6.40%
Capital returns	1.97%	-0.22%	-2.45%	0.32%	-0.32%	-0.95%
Total returns	5.08%	6.00%	3.12%	6.32%	5.97%	5.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.28¢	27.99¢	56.21¢
Annualized dividend rate	5.59%	6.09%	6.12%
30-day annualized yield	4.98%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.27 over the past six months, and $9.18 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	4.65%	8.45%	30.14%	77.71%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	3.65%	7.45%	30.14%	77.71%
LB 1-3 Year Govt/Credit	5.51%	10.04%	37.44%	87.15%
Short Investment Grade Debt Funds Average	5.01%	9.17%	33.72%	82.61%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	8.45%	5.41%	5.92%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	7.45%	5.41%	5.92%
LB 1-3 Year Govt/Credit	10.04%	6.57%	6.47%
Short Investment Grade Debt Funds Average	9.17%	5.98%	6.20%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $17,771 - a 77.71% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,715 - an 87.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	2.68%	5.34%	4.66%	5.06%
Capital returns	1.97%	-0.33%	-2.35%	0.43%
Total returns	4.65%	5.01%	2.31%	5.49%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.63¢	24.15¢	48.63¢
Annualized dividend rate	4.74%	5.25%	5.30%
30-day annualized yield	4.21%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.27 over the past six months and $9.18 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the six months that ended April 30, 2001, the fund's Class A, Class T and Class C shares returned 5.09%, 5.08% and 4.65%, respectively. By comparison, the Lehman Brothers 1-3 Year Government/Credit Index returned 5.51%, while the short investment grade debt funds average return was 5.01%, as tracked by Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Class A, Class T and Class C shares returned 9.36%, 9.34% and 8.45%, respectively. During the same period, the Lehman Brothers 1-3 Year Government/Credit Index returned 10.04%, while the short investment grade debt funds average return as tracked by Lipper Inc. was 9.17%.

Fund Talk: The Manager's Overview - continued

Q. What was the investment environment like during the six-month period?

Semiannual Report

A. It was a good time to be invested in short-term securities. Early on, U.S. Treasury yields were in relative equilibrium, with short rates very similar to long rates. Long-term rates had experienced a rally, with yields falling and prices rising, while short-term rates were relatively high, reflecting the tightening bias of the Federal Reserve Board to slow the pace of economic growth. Finally, in December, market expectations changed to anticipate that the Fed would lower short rates. The first cut came on January 3, 2001, followed by three additional cuts in less than four months. Each reduction in interest rates was by one-half of one percentage point, or 50 basis points. The Fed's aggressive actions precipitated a sharp rally in short-term Treasuries. Corporate bonds also rallied during these four months. Investment-grade corporate bonds had their best January-through-April performance since the economy emerged from a recession in 1991. In the mortgage market, the picture was mixed, with mortgages performing more poorly when Treasuries rallied, but doing better in more stable periods.

Q. What were your principal strategies?

A. Throughout the period, I emphasized investment-grade securities in the spread sectors - namely corporate, mortgage and agency securities - which offer a yield spread advantage above the yields of Treasuries. My general approach is to keep the portfolio balanced among the fixed-income sectors in which I invest, but to make minor adjustments within subsectors. While I overweighted corporates relative to the Lehman Brothers benchmark, I maintained a defensive stance. I focused on subsectors such as utilities, consumer finance and real estate investment trusts, while underweighting areas more susceptible to an economic slowdown, such as commercial finance. I maintained the overall quality of the portfolio, buying AAA-rated asset-backed and mortgage securities. These securities provided the fund with a high yield while remaining modestly defensive with respect to credit risk.

Q. What investments helped performance, and what investments detracted from performance?

A. The emphasis on corporates helped performance significantly in the final four months of the period as corporate securities rallied following the Fed's decision to cut short-term rates. My defensive positioning within the corporate sector had softened the negative impact of the overweighting earlier in the period, when Treasuries outperformed corporates. When the rally in corporates began, virtually all investment-grade corporate securities participated. As a result, the defensive stance within the sector did not detract from returns. On the negative side, performance was held back by problems with some technology holdings. Even though we did not have much exposure to technology, some fund holdings were pulled down by the slump in that industry.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm modestly optimistic about the outlook for the spread sectors, including corporate bonds. The decisive actions by the Fed in the first four months of 2001 have given me confidence that it has decided not to allow the economy to weaken too much. Specific segments of the corporate bond market, such as banking and finance, may begin to benefit from a positive difference in the yield curve. Other sectors, such as mortgages, tended to underperform when interest rates were very volatile. Consequently, they may begin to improve if interest rates stabilize. In general, non-Treasury securities have the potential to do relatively well for the remainder of the year if the Fed's actions to stimulate the economy begin to show results.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of April 30, 2001, more than $363 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the influence of the Federal Reserve Board on the bond market:

"The dramatic actions of the Federal Reserve Board during the first four months of 2001 constitute a double-edged sword that, depending on how you view them, either can raise the anxieties of bond investors or offer encouragement. The Fed cut short-term interest rates on four separate occasions, each time by one-half of one percent, or 50 basis points. Two of the rate cuts occurred between regularly scheduled Fed meetings. The Fed's actions are a departure from the measured approach since Alan Greenspan became Fed chairman in 1987. In general, the Fed has preferred to move gradually, acting only at regularly scheduled meetings and raising or lowering rates in smaller increments, typically 25 basis points. The Fed's moves in early 2001 show a willingness to move rates aggressively that we haven't previously seen from Greenspan.

"The aggressive approach has been a cause for optimism in the short term. The cuts certainly were good for corporate bond investors, as witnessed by their outperformance from January through April. On the other hand, we will have to wait to get a clearer view of the longer-term implications of the Fed's rate cuts. Too quick an economic turnaround might prevent the full development of better financial discipline that can be a positive byproduct of an economic slowdown."

Semiannual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.4	49.4
Aa	6.5	4.5
A	16.5	17.9
Baa	23.2	24.2
Ba and Below	1.2	0.5
Not Rated	0.1	0.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	2.6	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001*		As of October 31, 2000**
	Corporate Bonds 40.2%		Corporate Bonds 40.5%
	U.S. Government and Government Agency Obligations 20.5%		U.S. Government and Government Agency Obligations 30.5%
	Asset-Backed Securities 17.6%		Asset-Backed Securities 16.6%
	CMOs and Other Mortgage Related Securities 16.5%		CMOs and Other Mortgage Related Securities 10.1%
	Other Investments 1.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	7.2%	** Foreign investments	7.2%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Daimler-Chrysler North America Holding Corp. 5.64% 8/23/02 (c)	A3	$ 1,500,000	$ 1,501,335
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 7.125% 9/18/02	Baa3	550,000	550,297
Media - 2.8%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	1,000,000	975,950
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,300,000	2,421,854
Continental Cablevision, Inc. 8.3% 5/15/06	A3	500,000	540,695
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	855,768
8.625% 2/1/03	Baa3	1,450,000	1,519,673
TCI Communications, Inc.:
8.25% 1/15/03	A3	1,200,000	1,248,240
8.65% 9/15/04	A3	600,000	648,600
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	1,985,000	2,071,089
			10,281,869
Multiline Retail - 0.7%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,925,993
Kmart Corp. 9.375% 2/1/06	Baa3	600,000	612,000
			2,537,993
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	2,155,000	2,148,535
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	809,832
			2,958,367
TOTAL CONSUMER DISCRETIONARY			17,829,861
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 0.5%
Safeway, Inc. 7% 9/15/02	Baa2	1,700,000	1,735,751
Food Products - 0.3%
Kellogg Co. 5.5% 4/1/03 (b)	Baa2	1,200,000	1,199,196
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	$ 1,125,000	$ 1,131,806
7.625% 5/15/02	A2	1,750,000	1,791,265
8.75% 6/1/01	A2	1,000,000	1,002,350
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	800,000	803,168
			4,728,589
TOTAL CONSUMER STAPLES			7,663,536
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	575,000	572,944
Oil & Gas - 0.6%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	1,400,000	1,416,702
Oryx Energy Co. 8% 10/15/03	Baa1	685,000	720,298
			2,137,000
TOTAL ENERGY			2,709,944
FINANCIALS - 18.9%
Banks - 6.2%
Bank One Corp. 7.625% 8/1/05	Aa3	2,500,000	2,642,250
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,497,255
6.65% 3/15/04	Baa3	2,500,000	2,472,000
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	470,000	475,856
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	1,500,000	1,530,345
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	1,196,041	1,064,477
First Security Corp. 5.875% 11/1/03	Aa2	450,000	456,422
First Union Corp. 7.55% 8/18/05	A1	575,000	610,167
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	930,000	989,102
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	701,841
7.375% 9/17/04	Baa2	810,000	816,156
Long Island Savings Bank FSB 7% 6/13/02	Baa3	1,250,000	1,265,125
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
PNC Funding Corp.:
6.875% 3/1/03	A3	$ 550,000	$ 565,263
6.95% 9/1/02	A2	1,800,000	1,844,478
Providian National Bank:
6.25% 5/7/01	Baa3	1,010,000	1,010,040
6.75% 3/15/02	Baa3	390,000	393,413
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	1,900,000	2,002,600
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	1,500,000	1,529,400
7.2% 5/1/03	Aa2	550,000	572,528
			22,438,718
Diversified Financials - 9.4%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	206,594
AMB Property LP 7.2% 12/15/05	Baa1	1,000,000	1,017,110
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,471,609
6.6% 5/15/05	A2	600,000	600,234
Associates Corp. of North America 5.75% 11/1/03	Aa3	2,200,000	2,226,158
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	603,558
Citigroup, Inc. 5.7% 2/6/04	Aa2	1,400,000	1,409,828
ERP Operating LP:
6.55% 11/15/01	A3	360,000	362,912
7.1% 6/23/04	A3	450,000	461,948
Ford Motor Credit Co.:
5.02% 7/16/02 (c)	A2	3,200,000	3,195,360
7.6% 8/1/05	A2	1,900,000	1,998,914
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,329,354
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,500,000	1,519,140
9% 10/15/02	A2	1,500,000	1,576,755
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	507,670
Household Finance Corp. 8% 5/9/05	A2	400,000	429,024
Lehman Brothers Holdings 7% 5/15/03	A2	1,200,000	1,239,456
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	1,800,000	1,804,572
NiSource Finance Corp. 7.5% 11/15/03	Baa2	1,250,000	1,311,709
Popular North America, Inc. 7.375% 9/15/01	A3	2,380,000	2,393,761
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	1,700,000	1,782,518
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	$ 550,000	$ 551,485
Sprint Capital Corp. 5.7% 11/15/03	Baa1	1,880,000	1,858,606
The Money Store, Inc. 7.3% 12/1/02	A2	800,000	824,776
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	583,625
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	1,800,000	1,806,066
			34,072,742
Insurance - 0.3%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	1,200,000	1,228,344
Real Estate - 3.0%
Arden Realty LP 8.875% 3/1/05	Baa3	1,545,000	1,619,284
Avalon Bay Communities, Inc. 6.5% 7/15/03	Baa1	350,000	355,212
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	705,000	708,109
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	574,598
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	466,809
7.125% 3/15/04	Baa2	1,300,000	1,306,877
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,213,440
EOP Operating LP:
6.375% 1/15/02	Baa1	1,650,000	1,659,092
7.375% 11/15/03	Baa1	1,100,000	1,137,400
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	615,762
ProLogis Trust 6.7% 4/15/04	Baa1	1,245,000	1,241,265
			10,897,848
TOTAL FINANCIALS			68,637,652
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
American Home Products Corp. 5.875% 3/15/04 (b)	A3	1,500,000	1,491,450
INDUSTRIALS - 3.1%
Air Freight & Couriers - 0.8%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	A3	1,776,871	1,837,445
FedEx Corp. 6.625% 2/12/04 (b)	Baa2	900,000	913,194
			2,750,639
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 1.3%
Continental Airlines, Inc. pass thru trust certificates:
Series 1998 3 Class C1, 7.08% 11/1/04	Baa1	$ 996,440	$ 1,009,363
Series 1999 1 Class C, 6.954% 2/2/11	Baa1	1,926,542	1,902,179
Delta Air Lines, Inc.:
6.65% 3/15/04	Baa3	660,000	641,131
7.779% 11/18/05	A3	1,300,000	1,354,626
			4,907,299
Machinery - 0.3%
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	1,040,000	1,059,323
Road & Rail - 0.7%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,621,728
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	914,292
			2,536,020
TOTAL INDUSTRIALS			11,253,281
INFORMATION TECHNOLOGY - 0.7%
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	400,000	403,100
IT Consulting & Services - 0.6%
Comdisco, Inc.:
6.65% 11/13/01	Ba2	2,010,000	1,356,750
7.25% 9/1/02	Ba2	1,500,000	847,500
			2,204,250
TOTAL INFORMATION TECHNOLOGY			2,607,350
MATERIALS - 0.5%
Chemicals - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	1,000,000	1,013,490
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	323,510
Georgia-Pacific Group 9.95% 6/15/02	Baa3	500,000	516,470
			839,980
TOTAL MATERIALS			1,853,470
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	$ 800,000	$ 807,416
British Telecommunications PLC 7.615% 12/15/03 (c)	A2	1,350,000	1,360,881
France Telecom SA 6.3075% 3/14/03 (b)(c)	A3	1,550,000	1,564,778
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	500,000	493,530
SBC Communications, Inc. 5.75% 5/2/06	Aa3	1,100,000	1,088,230
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	2,430,000	2,432,333
Telefonica Europe BV 7.35% 9/15/05	A2	700,000	727,713
Teleglobe Canada, Inc. yankee 7.2% 7/20/09	Baa1	940,000	931,183
US West Communications 7.2% 11/1/04	A2	750,000	771,968
			10,178,032
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06 (b)	Baa2	800,000	809,584
TOTAL TELECOMMUNICATION SERVICES			10,987,616
UTILITIES - 5.8%
Electric Utilities - 3.1%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,307,176
Dominion Resources, Inc. 6% 1/31/03	Baa1	1,000,000	1,007,140
Illinois Power Co. 6% 9/15/03	Baa1	850,000	857,115
Niagara Mohawk Power Corp.:
7.375% 8/1/03	Baa2	1,010,000	1,041,674
8% 6/1/04	Baa2	1,600,000	1,683,696
Philadelphia Electric Co.:
5.625% 11/1/01	A2	1,560,000	1,566,521
6.5% 5/1/03	A2	720,000	735,163
6.625% 3/1/03	A2	400,000	408,948
Progress Energy, Inc. 6.55% 3/1/04	Baa1	1,000,000	1,007,720
Texas Utilities Electric Co. 8% 6/1/02	A3	750,000	772,590
			11,387,743
Gas Utilities - 1.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	1,100,000	1,138,445
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	656,481
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	$ 1,100,000	$ 1,134,650
Sonat, Inc. 6.875% 6/1/05	Baa2	2,520,000	2,554,272
			5,483,848
Multi-Utilities - 1.2%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	1,800,000	1,801,152
Enron Corp.:
Series A, 8.375% 5/23/05	Baa1	1,350,000	1,450,656
9.875% 6/15/03	Baa1	1,160,000	1,254,981
			4,506,789
TOTAL UTILITIES			21,378,380
TOTAL NONCONVERTIBLE BONDS (Cost $145,932,778)			146,412,540
U.S. Government and Government Agency Obligations - 17.6%

U.S. Government Agency Obligations - 11.1%
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	2,200,000	2,216,852
6.375% 11/15/02	Aaa	3,100,000	3,182,336
6.75% 8/15/02	Aaa	2,500,000	2,569,925
Freddie Mac:
4.75% 3/15/03	Aaa	12,400,000	12,421,325
5.25% 2/15/04	Aaa	12,000,000	12,091,920
6.375% 11/15/03	Aaa	3,800,000	3,934,786
7.375% 5/15/03	Aaa	1,700,000	1,787,125
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	58,134	58,979
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,235,294	1,256,782
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	$ 282,353	$ 287,085
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	572,400	589,178
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			40,396,293
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	3,000,000	3,364,680
11.75% 2/15/10 (callable)	Aaa	7,400,000	9,115,838
U.S. Treasury Notes 6.5% 5/31/02	Aaa	11,000,000	11,276,760
TOTAL U.S. TREASURY OBLIGATIONS			23,757,278
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $63,982,955)			64,153,571
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 0.6%
6.5% 10/1/11	Aaa	157,804	159,430
7.5% 5/1/16	Aaa	1,700,000	1,751,531
11.5% 11/1/15	Aaa	270,691	305,834
TOTAL FANNIE MAE			2,216,795
Freddie Mac - 1.3%
7.5% 9/1/30	Aaa	2,169,697	2,215,803
8.5% 5/1/26 to 7/1/28	Aaa	2,177,725	2,315,681
12% 11/1/19	Aaa	68,482	77,528
TOTAL FREDDIE MAC			4,609,012
Government National Mortgage Association - 1.0%
8.5% 11/15/28	Aaa	3,702,493	3,860,997
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,598,817)			10,686,804
Asset-Backed Securities - 17.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	$ 2,000,000	$ 2,067,188
7.15% 8/15/04	Aaa	1,300,000	1,324,375
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,643,500
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	2,102,620	2,181,139
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,675,051
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,073,750
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	2,200,000	2,221,307
Capital Auto Receivables Asset Trust 6.46% 7/15/06	Aaa	1,700,000	1,745,953
Capital One Master Trust 7.1% 4/17/06	Aaa	2,000,000	2,074,688
Chase Manhattan Auto Owner Trust 6.48% 6/15/07	A2	800,000	818,344
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	404,651	408,634
6.2% 3/20/04	Aaa	141,384	142,555
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	1,700,000	1,413,104
5.3% 1/9/06	Aaa	720,000	720,000
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	114,210	114,709
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	1,700,000	1,706,644
6.7% 6/8/03	Aaa	3,300,000	3,342,797
6.85% 11/6/05	Aaa	2,500,000	2,600,781
Discover Card Master Trust I 6.98% 7/18/05 (c)	A2	5,250,000	5,254,102
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	36,672	36,694
First Security Auto Owner Trust 6.2% 10/2/06	A3	730,501	732,442
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	290,000	290,147
6.15% 9/15/02	Aaa	1,800,000	1,815,820
7.03% 11/15/03	Aaa	933,000	955,013
7.5% 10/15/04	A1	1,700,000	1,771,179
Honda Auto Receivables Owner Trust:
5.36% 9/4/01	Aaa	1,700,000	1,713,480
6.62% 7/15/04	Aaa	1,400,000	1,435,711
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	870,000	869,894
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,200,000	2,228,188
6.65% 10/15/03	Baa3	40,462	40,620
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	$ 148,027	$ 148,234
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	485,145	488,327
Onyx Acceptance Owner Trust:
6.85% 8/15/07	Aaa	2,000,000	2,071,876
7.26% 5/15/07	Aaa	2,000,000	2,034,913
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,200,000	1,226,625
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (b)(c)	Baa2	504,664	503,244
Premier Auto Trust 5.7% 10/6/02	Aaa	413,965	415,385
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,022,180
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	2,700,000	2,744,712
7% 7/15/08	Aaa	650,000	674,375
7.5% 11/15/07	A2	1,700,000	1,778,492
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,300,000	2,393,426
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	194,281	194,038
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	698,908	701,420
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	1,000,000	1,029,063
TOTAL ASSET-BACKED SECURITIES (Cost $62,590,174)			63,844,119
Collateralized Mortgage Obligations - 7.5%

Private Sponsor - 0.1%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	79,219	79,045
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	422,659	425,165
TOTAL PRIVATE SPONSOR			504,210
U.S. Government Agency - 7.4%
Fannie Mae sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	2,139,717	2,171,813
Series 2000-49 Class A, 8% 3/18/27	Aaa	1,312,294	1,365,193
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 2134 Class PC, 5.725% 4/15/11	Aaa	$ 2,212,135	$ 2,227,333
Series 2143 Class CH, 6% 2/15/19	Aaa	1,389,312	1,404,942
sequential pay:
Series 1746 Class B, 7% 12/15/01	Aaa	259,887	261,103
Series 1815 Class B, 7% 1/15/21	Aaa	1,291,298	1,314,696
Series 2004 Class C, 6.5% 12/15/23	Aaa	2,087,707	2,122,927
Series 2053 Class A, 6.5% 10/15/23	Aaa	1,809,574	1,840,102
Series 2061 Class J, 6.5% 9/20/22	Aaa	1,905,978	1,936,340
Series 2070 Class A, 6% 8/15/24	Aaa	2,377,893	2,370,450
Series 2134 Class H, 6.5% 12/15/24	Aaa	3,252,178	3,297,904
Series 2166 Class AC, 6.5% 3/15/26	Aaa	2,152,518	2,178,068
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,099,530	1,111,548
Series 2209 Class TA, 7.5% 1/15/27	Aaa	1,814,944	1,849,537
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,374,899	1,396,801
TOTAL U.S. GOVERNMENT AGENCY			26,848,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,729,425)			27,352,967
Commercial Mortgage Securities - 8.7%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	251,558	252,384
Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,056,581	2,137,880
Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (b)(c)	Aa2	2,200,000	2,204,813
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	554,212	559,538
COMM floater Series 2000-FL3A Class C, 5.7825% 12/15/12 (c)	Aaa	1,400,000	1,398,688
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	1,171,198	1,173,760
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (b)(c)	Aa1	1,000,000	999,909
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Class E, 6.1313% 1/10/13 (b)(c)	Baa1	$ 2,700,000	$ 2,699,649
sequential pay:
Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	277,553	279,591
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,154,966	1,210,910
Series 1998-C1, Class A1A, 6.26% 12/17/07	Aaa	1,248,049	1,267,987
Series 2000-FL1A Class A2, 7.11% 9/15/03 (c)(e)	Aaa	2,100,000	2,099,992
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	1,139,674	1,206,855
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	1,183,784	1,159,738
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	485,440	478,765
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	889,593	891,185
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (c)	A2	1,499,478	1,499,478
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10	Aaa	972,049	1,006,374
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15	Aaa	880,496	907,736
Morgan Stanly Dean Witter Capital Trust sequential pay:
Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	1,391,230	1,438,618
Series 2001-PPM Class A1, 5.98% 2/1/31	Aaa	1,372,097	1,381,530
Nationslink Funding Corp.:
Series 1998-2 Class A1, 6.001% 11/20/07	Aaa	1,181,412	1,188,983
Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	1,376,865	1,416,449
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 5.9388% 2/15/34 (b)(c)	Baa2	2,290,000	2,256,366
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	562,730	571,061
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,515,331)			31,688,239
Complex Mortgage Securities - 0.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Interest Only - 0.3%
280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (Cost $1,050,682)	Aaa	$ 16,056,573	$ 1,043,677
Foreign Government and Government Agency Obligations (d) - 0.7%

Ontario Province yankee 7.75% 6/4/02	Aa3	1,200,000	1,239,384
United Mexican States 8.5% 2/1/06	Baa3	1,250,000	1,281,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,456,523)			2,520,634
Supranational Obligations - 0.4%

African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	1,240,000	1,262,184
Commercial Paper - 0.5%

British Telecommunications PLC 4.8538% 10/9/01 (c) (Cost $1,798,427)	1,800,000	1,791,153
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $17,361,000)	$ 17,363,244	17,361,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $365,325,602)	368,116,888
NET OTHER ASSETS - (1.2)%	(4,271,523)
NET ASSETS - 100%	$ 363,845,365
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,565,406 or 8.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class A2, 7.11% 9/15/03	12/20/00	$ 2,100,000
Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	69.3%	AAA, AA, A	60.8%
Baa	23.0%	BBB	24.0%
Ba	0.9%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.3%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $365,349,843. Net unrealized appreciation aggregated $2,767,045, of which $5,120,008 related to appreciated investment securities and $2,352,963 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $49,102,000 of which $336,000, $17,692,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2001, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $17,361,000) (cost $365,325,602) - See accompanying schedule		$ 368,116,888
Cash		926
Receivable for investments sold		608,104
Receivable for fund shares sold		937,788
Interest receivable		4,345,504
Total assets		374,009,210
Liabilities
Payable for investments purchased	$ 7,047,380
Payable for fund shares redeemed	2,633,591
Distributions payable	186,583
Accrued management fee	131,834
Distribution fees payable	83,016
Other payables and accrued expenses	81,441
Total liabilities		10,163,845
Net Assets		$ 363,845,365
Net Assets consist of:
Paid in capital		$ 408,788,510
Distributions in excess of net investment income		(83,497)
Accumulated undistributed net realized gain (loss) on investments		(47,650,934)
Net unrealized appreciation (depreciation) on investments		2,791,286
Net Assets		$ 363,845,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,006,468 ÷ 2,257,826 shares)	$9.30
Maximum offering price per share (100/98.50 of $9.30)	$9.44
Class T: Net Asset Value and redemption price per share ($276,872,660 ÷ 29,735,567 shares)	$9.31
Maximum offering price per share (100/98.50 of $9.31)	$9.45
Class C: Net Asset Value and offering price per share ($49,726,756 ÷ 5,339,765 shares)A	$9.31
Institutional Class: Net Asset Value, offering price and redemption price per share ($16,239,481 ÷ 1,744,565 shares)	$9.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 11,569,274
Expenses
Management fee	$ 731,345
Transfer agent fees	317,123
Distribution fees	428,402
Accounting fees and expenses	49,040
Non-interested trustees' compensation	741
Custodian fees and expenses	8,782
Registration fees	75,838
Audit	18,102
Legal	1,933
Miscellaneous	1,768
Total expenses before reductions	1,633,074
Expense reductions	(4,462)	1,628,612
Net investment income		9,940,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,482,102
Change in net unrealized appreciation (depreciation) on investment securities		5,061,285
Net gain (loss)		6,543,387
Net increase (decrease) in net assets resulting from operations		$ 16,484,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,940,662	$ 18,460,660
Net realized gain (loss)	1,482,102	(3,704,706)
Change in net unrealized appreciation (depreciation)	5,061,285	2,610,601
Net increase (decrease) in net assets resulting from operations	16,484,049	17,366,555
Distributions to shareholders from net investment income	(10,161,543)	(18,468,559)
Share transactions - net increase (decrease)	3,039,982	(9,153,093)
Total increase (decrease) in net assets	9,362,488	(10,255,097)
Net Assets
Beginning of period	354,482,877	364,737,974
End of period (including under (over) distribution of net investment income of $(83,497) and $137,384, respectively)	$ 363,845,365	$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370	$ 9.290
Income from Investment Operations
Net investment income D	.272	.551	.518	.572	.532	.090
Net realized and unrealized gain (loss)	.188	(.028)	(.233)	.024	(.021)	.081
Total from investment operations	.460	.523	.285	.596	.511	.171
Less Distributions
From net investment income	(.280)	(.553)	(.515)	(.526)	(.571)	(.091)
Net asset value, end of period	$ 9.300	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Total Return B, C	5.09%	5.91%	3.12%	6.58%	5.64%	1.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,006	$ 16,698	$ 17,835	$ 5,524	$ 19,726	$ 204
Ratio of expenses to average net assets	.86% A	.83%	.82%	.90% F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.86% A	.83%	.80% G	.90%	.90%	.90% A
Ratio of net investment income to average net assets	5.95% A	6.05%	5.68%	6.03%	6.00%	6.27% A
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380	$ 9.470
Income from Investment Operations
Net investment income D	.273	.550	.523	.555	.578	.594
Net realized and unrealized gain (loss)	.187	(.019)	(.238)	.019	(.036)	(.094)
Total from investment operations	.460	.531	.285	.574	.542	.500
Less Distributions
From net investment income	(.280)	(.551)	(.515)	(.544)	(.572)	(.590)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Total Return B, C	5.08%	6.00%	3.12%	6.32%	5.97%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 276,873	$ 279,306	$ 309,670	$ 333,050	$ 351,614	$ 416,700
Ratio of expenses to average net assets	.86% A	.84%	.84%	.89%	.89%	.88%
Ratio of expenses to average net assets after expense reductions	.86% A	.83% E	.83% E	.89%	.89%	.88%
Ratio of net investment income to average net assets	5.94% A	6.05%	5.64%	5.93%	6.19%	6.29%
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income D	.235	.467	.434	.437
Net realized and unrealized gain (loss)	.186	(.021)	(.222)	.064
Total from investment operations	.421	.446	.212	.501
Less Distributions
From net investment income	(.241)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.160	$ 9.380
Total Return B, C	4.65%	5.01%	2.31%	5.49%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 49,727	$ 50,824	$ 30,428	$ 11,795
Ratio of expenses to average net assets	1.70% A	1.68%	1.73%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A	1.67% G	1.72% G	1.75% A
Ratio of net investment income to average net assets	5.10% A	5.21%	4.75%	4.92% A
Portfolio turnover rate	138% A	115%	139%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370	$ 9.470
Income from Investment Operations
Net investment income D	.278	.564	.534	.566	.589	.598
Net realized and unrealized gain (loss)	.191	(.015)	(.236)	.021	(.023)	(.098)
Total from investment operations	.469	.549	.298	.587	.566	.500
Less Distributions
From net investment income	(.289)	(.569)	(.528)	(.557)	(.586)	(.600)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Total Return B, C	5.19%	6.21%	3.27%	6.47%	6.24%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,239	$ 7,655	$ 6,805	$ 7,027	$ 6,750	$ 9,200
Ratio of expenses to average net assets	.67% A	.67%	.71%	.75% E	.75% E	.80% E
Ratio of expenses to average net assets after expense reductions	.67% A	.67%	.70% F	.75%	.75%	.80%
Ratio of net investment income to average net assets	6.13% A	6.21%	5.77%	6.06%	6.30%	6.37%
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,099,992 or 0.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $225,216,355 and $227,462,612, respectively, of which U.S. government and government agency obligations aggregated $130,030,930 and $157,274,830, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.15%
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 13,461	$ 161
Class T	201,889	3,089
Class C	213,052	102,657
	$ 428,402	$ 105,907

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 17,635	$ 7,727
Class T	74,256	30,801
Class C	5,360	5,360*
	$ 97,251	$ 43,888

* When Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,729	.19*
Class T	254,596	.19*
Class C	35,931	.17*
Institutional Class	9,867	.15*
	$ 317,123

*Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,462 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 13% of the total outstanding shares of the fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 541,044	$ 989,950
Class T	8,124,984	16,008,757
Class C	1,093,533	1,027,363
Institutional Class	401,982	442,489
Total	$ 10,161,543	$ 18,468,559

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2001	Year ended October 31, 2000	Six months ended April 30, 2001	Year ended October 31, 2000

Class A Shares sold	1,388,251	1,682,621	$ 12,860,052	$ 15,278,451
Reinvestment of distributions	44,391	97,239	411,822	883,778
Shares redeemed	(1,004,911)	(1,899,431)	(9,285,620)	(17,261,780)
Net increase (decrease)	427,731	(119,571)	$ 3,986,254	$ (1,099,551)
Class T Shares sold	13,600,212	18,749,453	$ 126,406,339	$ 170,697,136
Reinvestment of distributions	729,392	1,430,849	6,773,067	13,011,480
Shares redeemed	(15,187,792)	(23,421,838)	(140,756,613)	(213,120,892)
Net increase (decrease)	(858,188)	(3,241,536)	$ (7,577,207)	$ (29,412,276)
Class C Shares sold	3,464,445	5,686,664	$ 32,242,400	$ 51,826,077
Reinvestment of distributions	99,089	87,059	920,690	792,111
Shares redeemed	(3,788,990)	(3,532,168)	(34,906,126)	(32,118,065)
Net increase (decrease)	(225,456)	2,241,555	$ (1,743,036)	$ 20,500,123
Institutional Class Shares sold	1,076,861	304,332	$ 9,953,738	$ 2,764,206
Reinvestment of distributions	39,889	42,066	371,069	382,542
Shares redeemed	(210,642)	(251,563)	(1,950,836)	(2,288,137)
Net increase (decrease)	906,108	94,835	$ 8,373,971	$ 858,611

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFI-SANN-0601 134904
1.703632.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - Inst CL	5.19%	9.56%	35.12%	84.72%
LB 1-3 Year Govt/Credit	5.51%	10.04%	37.44%	87.15%
Short Investment Grade Debt Funds Average	5.01%	9.17%	33.72%	82.61%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - Inst CL	9.56%	6.20%	6.33%
LB 1-3 Year Govt/Credit	10.04%	6.57%	6.47%
Short Investment Grade Debt Funds Average	9.17%	5.98%	6.20%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,472 - an 84.72% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,715 - an 87.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

Total Return Components

Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.22%	6.43%	5.72%	6.15%	6.45%	6.51%
Capital returns	1.97%	-0.22%	-2.45%	0.32%	-0.21%	-1.06%
Total returns	5.19%	6.21%	3.27%	6.47%	6.24%	5.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.41¢	28.90¢	58.06¢
Annualized dividend rate	5.76%	6.29%	6.32%
30-day annualized yield	5.22%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.27 over the past six months, and $9.18 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned 5.19%. By comparison, the Lehman Brothers 1-3 Year Government/Credit Index returned 5.51%, while the short investment grade debt funds average return was 5.01%, as tracked by Lipper Inc. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned 9.56%. During the same period, the Lehman Brothers 1-3 Year Government/Credit Index returned 10.04%, while the short investment grade debt funds average return was 9.17%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was the investment environment like during the six-month period?

A. It was a good time to be invested in short-term securities. Early on, U.S. Treasury yields were in relative equilibrium, with short rates very similar to long rates. Long-term rates had experienced a rally, with yields falling and prices rising, while short-term rates were relatively high, reflecting the tightening bias of the Federal Reserve Board to slow the pace of economic growth. Finally, in December, market expectations changed to anticipate that the Fed would lower short rates. The first cut came on January 3, 2001, followed by three additional cuts in less than four months. Each reduction in interest rates was by one-half of one percentage point, or 50 basis points. The Fed's aggressive actions precipitated a sharp rally in short-term Treasuries. Corporate bonds also rallied during these four months. Investment-grade corporate bonds had their best January-through-April performance since the economy emerged from a recession in 1991. In the mortgage market, the picture was mixed, with mortgages performing more poorly when Treasuries rallied, but doing better in more stable periods.

Q. What were your principal strategies?

A. Throughout the period, I emphasized investment-grade securities in the spread sectors - namely corporate, mortgage and agency securities - which offer a yield spread advantage above the yields of Treasuries. My general approach is to keep the portfolio balanced among the fixed-income sectors in which I invest, but to make minor adjustments within subsectors. While I overweighted corporates relative to the Lehman Brothers benchmark, I maintained a defensive stance. I focused on subsectors such as utilities, consumer finance and real estate investment trusts, while underweighting areas more susceptible to an economic slowdown, such as commercial finance. I maintained the overall quality of the portfolio, buying AAA-rated asset-backed and mortgage securities. These securities provided the fund with a high yield while remaining modestly defensive with respect to credit risk.

Q. What investments helped performance, and what investments detracted from performance?

A. The emphasis on corporates helped performance significantly in the final four months of the period as corporate securities rallied following the Fed's decision to cut short-term rates. My defensive positioning within the corporate sector had softened the negative impact of the overweighting earlier in the period, when Treasuries outperformed corporates. When the rally in corporates began, virtually all investment-grade corporate securities participated. As a result, the defensive stance within the sector did not detract from returns. On the negative side, performance was held back by problems with some technology holdings. Even though we did not have much exposure to technology, some fund holdings were pulled down by the slump in that industry.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm modestly optimistic about the outlook for the spread sectors, including corporate bonds. The decisive actions by the Fed in the first four months of 2001 have given me confidence that it has decided not to allow the economy to weaken too much. Specific segments of the corporate bond market, such as banking and finance, may begin to benefit from a positive difference in the yield curve. Other sectors, such as mortgages, tended to underperform when interest rates were very volatile. Consequently, they may begin to improve if interest rates stabilize. In general, non-Treasury securities have the potential to do relatively well for the remainder of the year if the Fed's actions to stimulate the economy begin to show results.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of April 30, 2001, more than $363 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the influence of the Federal Reserve Board on the bond market:

"The dramatic actions of the Federal Reserve Board during the first four months of 2001 constitute a double-edged sword that, depending on how you view them, either can raise the anxieties of bond investors or offer encouragement. The Fed cut short-term interest rates on four separate occasions, each time by one-half of one percent, or 50 basis points. Two of the rate cuts occurred between regularly scheduled Fed meetings. The Fed's actions are a departure from the measured approach since Alan Greenspan became Fed chairman in 1987. In general, the Fed has preferred to move gradually, acting only at regularly scheduled meetings and raising or lowering rates in smaller increments, typically 25 basis points. The Fed's moves in early 2001 show a willingness to move rates aggressively that we haven't previously seen from Greenspan.

"The aggressive approach has been a cause for optimism in the short term. The cuts certainly were good for corporate bond investors, as witnessed by their outperformance from January through April. On the other hand, we will have to wait to get a clearer view of the longer-term implications of the Fed's rate cuts. Too quick an economic turnaround might prevent the full development of better financial discipline that can be a positive byproduct of an economic slowdown."

Semiannual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.4	49.4
Aa	6.5	4.5
A	16.5	17.9
Baa	23.2	24.2
Ba and Below	1.2	0.5
Not Rated	0.1	0.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	2.6	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001*		As of October 31, 2000**
	Corporate Bonds 40.2%		Corporate Bonds 40.5%
	U.S. Government and Government Agency Obligations 20.5%		U.S. Government and Government Agency Obligations 30.5%
	Asset-Backed Securities 17.6%		Asset-Backed Securities 16.6%
	CMOs and Other Mortgage Related Securities 16.5%		CMOs and Other Mortgage Related Securities 10.1%
	Other Investments 1.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	7.2%	** Foreign investments	7.2%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Daimler-Chrysler North America Holding Corp. 5.64% 8/23/02 (c)	A3	$ 1,500,000	$ 1,501,335
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 7.125% 9/18/02	Baa3	550,000	550,297
Media - 2.8%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	1,000,000	975,950
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	2,300,000	2,421,854
Continental Cablevision, Inc. 8.3% 5/15/06	A3	500,000	540,695
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	855,768
8.625% 2/1/03	Baa3	1,450,000	1,519,673
TCI Communications, Inc.:
8.25% 1/15/03	A3	1,200,000	1,248,240
8.65% 9/15/04	A3	600,000	648,600
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	1,985,000	2,071,089
			10,281,869
Multiline Retail - 0.7%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,925,993
Kmart Corp. 9.375% 2/1/06	Baa3	600,000	612,000
			2,537,993
Textiles & Apparel - 0.8%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	2,155,000	2,148,535
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	809,832
			2,958,367
TOTAL CONSUMER DISCRETIONARY			17,829,861
CONSUMER STAPLES - 2.1%
Food & Drug Retailing - 0.5%
Safeway, Inc. 7% 9/15/02	Baa2	1,700,000	1,735,751
Food Products - 0.3%
Kellogg Co. 5.5% 4/1/03 (b)	Baa2	1,200,000	1,199,196
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	$ 1,125,000	$ 1,131,806
7.625% 5/15/02	A2	1,750,000	1,791,265
8.75% 6/1/01	A2	1,000,000	1,002,350
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	800,000	803,168
			4,728,589
TOTAL CONSUMER STAPLES			7,663,536
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	575,000	572,944
Oil & Gas - 0.6%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	1,400,000	1,416,702
Oryx Energy Co. 8% 10/15/03	Baa1	685,000	720,298
			2,137,000
TOTAL ENERGY			2,709,944
FINANCIALS - 18.9%
Banks - 6.2%
Bank One Corp. 7.625% 8/1/05	Aa3	2,500,000	2,642,250
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,497,255
6.65% 3/15/04	Baa3	2,500,000	2,472,000
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	470,000	475,856
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	1,500,000	1,530,345
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	1,196,041	1,064,477
First Security Corp. 5.875% 11/1/03	Aa2	450,000	456,422
First Union Corp. 7.55% 8/18/05	A1	575,000	610,167
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	930,000	989,102
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	701,841
7.375% 9/17/04	Baa2	810,000	816,156
Long Island Savings Bank FSB 7% 6/13/02	Baa3	1,250,000	1,265,125
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
PNC Funding Corp.:
6.875% 3/1/03	A3	$ 550,000	$ 565,263
6.95% 9/1/02	A2	1,800,000	1,844,478
Providian National Bank:
6.25% 5/7/01	Baa3	1,010,000	1,010,040
6.75% 3/15/02	Baa3	390,000	393,413
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	1,900,000	2,002,600
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	1,500,000	1,529,400
7.2% 5/1/03	Aa2	550,000	572,528
			22,438,718
Diversified Financials - 9.4%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	206,594
AMB Property LP 7.2% 12/15/05	Baa1	1,000,000	1,017,110
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,471,609
6.6% 5/15/05	A2	600,000	600,234
Associates Corp. of North America 5.75% 11/1/03	Aa3	2,200,000	2,226,158
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	603,558
Citigroup, Inc. 5.7% 2/6/04	Aa2	1,400,000	1,409,828
ERP Operating LP:
6.55% 11/15/01	A3	360,000	362,912
7.1% 6/23/04	A3	450,000	461,948
Ford Motor Credit Co.:
5.02% 7/16/02 (c)	A2	3,200,000	3,195,360
7.6% 8/1/05	A2	1,900,000	1,998,914
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,329,354
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,500,000	1,519,140
9% 10/15/02	A2	1,500,000	1,576,755
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	507,670
Household Finance Corp. 8% 5/9/05	A2	400,000	429,024
Lehman Brothers Holdings 7% 5/15/03	A2	1,200,000	1,239,456
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	1,800,000	1,804,572
NiSource Finance Corp. 7.5% 11/15/03	Baa2	1,250,000	1,311,709
Popular North America, Inc. 7.375% 9/15/01	A3	2,380,000	2,393,761
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	1,700,000	1,782,518
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	$ 550,000	$ 551,485
Sprint Capital Corp. 5.7% 11/15/03	Baa1	1,880,000	1,858,606
The Money Store, Inc. 7.3% 12/1/02	A2	800,000	824,776
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	583,625
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	1,800,000	1,806,066
			34,072,742
Insurance - 0.3%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	1,200,000	1,228,344
Real Estate - 3.0%
Arden Realty LP 8.875% 3/1/05	Baa3	1,545,000	1,619,284
Avalon Bay Communities, Inc. 6.5% 7/15/03	Baa1	350,000	355,212
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	705,000	708,109
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	574,598
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	466,809
7.125% 3/15/04	Baa2	1,300,000	1,306,877
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,213,440
EOP Operating LP:
6.375% 1/15/02	Baa1	1,650,000	1,659,092
7.375% 11/15/03	Baa1	1,100,000	1,137,400
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	615,762
ProLogis Trust 6.7% 4/15/04	Baa1	1,245,000	1,241,265
			10,897,848
TOTAL FINANCIALS			68,637,652
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
American Home Products Corp. 5.875% 3/15/04 (b)	A3	1,500,000	1,491,450
INDUSTRIALS - 3.1%
Air Freight & Couriers - 0.8%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	A3	1,776,871	1,837,445
FedEx Corp. 6.625% 2/12/04 (b)	Baa2	900,000	913,194
			2,750,639
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 1.3%
Continental Airlines, Inc. pass thru trust certificates:
Series 1998 3 Class C1, 7.08% 11/1/04	Baa1	$ 996,440	$ 1,009,363
Series 1999 1 Class C, 6.954% 2/2/11	Baa1	1,926,542	1,902,179
Delta Air Lines, Inc.:
6.65% 3/15/04	Baa3	660,000	641,131
7.779% 11/18/05	A3	1,300,000	1,354,626
			4,907,299
Machinery - 0.3%
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	1,040,000	1,059,323
Road & Rail - 0.7%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,621,728
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	914,292
			2,536,020
TOTAL INDUSTRIALS			11,253,281
INFORMATION TECHNOLOGY - 0.7%
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	400,000	403,100
IT Consulting & Services - 0.6%
Comdisco, Inc.:
6.65% 11/13/01	Ba2	2,010,000	1,356,750
7.25% 9/1/02	Ba2	1,500,000	847,500
			2,204,250
TOTAL INFORMATION TECHNOLOGY			2,607,350
MATERIALS - 0.5%
Chemicals - 0.3%
Praxair, Inc. 6.15% 4/15/03	A3	1,000,000	1,013,490
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	323,510
Georgia-Pacific Group 9.95% 6/15/02	Baa3	500,000	516,470
			839,980
TOTAL MATERIALS			1,853,470
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	$ 800,000	$ 807,416
British Telecommunications PLC 7.615% 12/15/03 (c)	A2	1,350,000	1,360,881
France Telecom SA 6.3075% 3/14/03 (b)(c)	A3	1,550,000	1,564,778
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	500,000	493,530
SBC Communications, Inc. 5.75% 5/2/06	Aa3	1,100,000	1,088,230
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	2,430,000	2,432,333
Telefonica Europe BV 7.35% 9/15/05	A2	700,000	727,713
Teleglobe Canada, Inc. yankee 7.2% 7/20/09	Baa1	940,000	931,183
US West Communications 7.2% 11/1/04	A2	750,000	771,968
			10,178,032
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06 (b)	Baa2	800,000	809,584
TOTAL TELECOMMUNICATION SERVICES			10,987,616
UTILITIES - 5.8%
Electric Utilities - 3.1%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,307,176
Dominion Resources, Inc. 6% 1/31/03	Baa1	1,000,000	1,007,140
Illinois Power Co. 6% 9/15/03	Baa1	850,000	857,115
Niagara Mohawk Power Corp.:
7.375% 8/1/03	Baa2	1,010,000	1,041,674
8% 6/1/04	Baa2	1,600,000	1,683,696
Philadelphia Electric Co.:
5.625% 11/1/01	A2	1,560,000	1,566,521
6.5% 5/1/03	A2	720,000	735,163
6.625% 3/1/03	A2	400,000	408,948
Progress Energy, Inc. 6.55% 3/1/04	Baa1	1,000,000	1,007,720
Texas Utilities Electric Co. 8% 6/1/02	A3	750,000	772,590
			11,387,743
Gas Utilities - 1.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	1,100,000	1,138,445
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	656,481
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	$ 1,100,000	$ 1,134,650
Sonat, Inc. 6.875% 6/1/05	Baa2	2,520,000	2,554,272
			5,483,848
Multi-Utilities - 1.2%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	1,800,000	1,801,152
Enron Corp.:
Series A, 8.375% 5/23/05	Baa1	1,350,000	1,450,656
9.875% 6/15/03	Baa1	1,160,000	1,254,981
			4,506,789
TOTAL UTILITIES			21,378,380
TOTAL NONCONVERTIBLE BONDS (Cost $145,932,778)			146,412,540
U.S. Government and Government Agency Obligations - 17.6%

U.S. Government Agency Obligations - 11.1%
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	2,200,000	2,216,852
6.375% 11/15/02	Aaa	3,100,000	3,182,336
6.75% 8/15/02	Aaa	2,500,000	2,569,925
Freddie Mac:
4.75% 3/15/03	Aaa	12,400,000	12,421,325
5.25% 2/15/04	Aaa	12,000,000	12,091,920
6.375% 11/15/03	Aaa	3,800,000	3,934,786
7.375% 5/15/03	Aaa	1,700,000	1,787,125
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	58,134	58,979
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,235,294	1,256,782
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	$ 282,353	$ 287,085
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	572,400	589,178
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			40,396,293
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	3,000,000	3,364,680
11.75% 2/15/10 (callable)	Aaa	7,400,000	9,115,838
U.S. Treasury Notes 6.5% 5/31/02	Aaa	11,000,000	11,276,760
TOTAL U.S. TREASURY OBLIGATIONS			23,757,278
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $63,982,955)			64,153,571
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 0.6%
6.5% 10/1/11	Aaa	157,804	159,430
7.5% 5/1/16	Aaa	1,700,000	1,751,531
11.5% 11/1/15	Aaa	270,691	305,834
TOTAL FANNIE MAE			2,216,795
Freddie Mac - 1.3%
7.5% 9/1/30	Aaa	2,169,697	2,215,803
8.5% 5/1/26 to 7/1/28	Aaa	2,177,725	2,315,681
12% 11/1/19	Aaa	68,482	77,528
TOTAL FREDDIE MAC			4,609,012
Government National Mortgage Association - 1.0%
8.5% 11/15/28	Aaa	3,702,493	3,860,997
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,598,817)			10,686,804
Asset-Backed Securities - 17.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	$ 2,000,000	$ 2,067,188
7.15% 8/15/04	Aaa	1,300,000	1,324,375
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,643,500
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	2,102,620	2,181,139
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,675,051
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,073,750
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	2,200,000	2,221,307
Capital Auto Receivables Asset Trust 6.46% 7/15/06	Aaa	1,700,000	1,745,953
Capital One Master Trust 7.1% 4/17/06	Aaa	2,000,000	2,074,688
Chase Manhattan Auto Owner Trust 6.48% 6/15/07	A2	800,000	818,344
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	404,651	408,634
6.2% 3/20/04	Aaa	141,384	142,555
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	1,700,000	1,413,104
5.3% 1/9/06	Aaa	720,000	720,000
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	114,210	114,709
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	1,700,000	1,706,644
6.7% 6/8/03	Aaa	3,300,000	3,342,797
6.85% 11/6/05	Aaa	2,500,000	2,600,781
Discover Card Master Trust I 6.98% 7/18/05 (c)	A2	5,250,000	5,254,102
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	36,672	36,694
First Security Auto Owner Trust 6.2% 10/2/06	A3	730,501	732,442
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	290,000	290,147
6.15% 9/15/02	Aaa	1,800,000	1,815,820
7.03% 11/15/03	Aaa	933,000	955,013
7.5% 10/15/04	A1	1,700,000	1,771,179
Honda Auto Receivables Owner Trust:
5.36% 9/4/01	Aaa	1,700,000	1,713,480
6.62% 7/15/04	Aaa	1,400,000	1,435,711
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	870,000	869,894
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,200,000	2,228,188
6.65% 10/15/03	Baa3	40,462	40,620
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	$ 148,027	$ 148,234
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	485,145	488,327
Onyx Acceptance Owner Trust:
6.85% 8/15/07	Aaa	2,000,000	2,071,876
7.26% 5/15/07	Aaa	2,000,000	2,034,913
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	1,200,000	1,226,625
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (b)(c)	Baa2	504,664	503,244
Premier Auto Trust 5.7% 10/6/02	Aaa	413,965	415,385
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,022,180
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	2,700,000	2,744,712
7% 7/15/08	Aaa	650,000	674,375
7.5% 11/15/07	A2	1,700,000	1,778,492
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,300,000	2,393,426
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	194,281	194,038
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	698,908	701,420
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	1,000,000	1,029,063
TOTAL ASSET-BACKED SECURITIES (Cost $62,590,174)			63,844,119
Collateralized Mortgage Obligations - 7.5%

Private Sponsor - 0.1%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	79,219	79,045
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	422,659	425,165
TOTAL PRIVATE SPONSOR			504,210
U.S. Government Agency - 7.4%
Fannie Mae sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	2,139,717	2,171,813
Series 2000-49 Class A, 8% 3/18/27	Aaa	1,312,294	1,365,193
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac:
REMIC planned amortization class:
Series 2134 Class PC, 5.725% 4/15/11	Aaa	$ 2,212,135	$ 2,227,333
Series 2143 Class CH, 6% 2/15/19	Aaa	1,389,312	1,404,942
sequential pay:
Series 1746 Class B, 7% 12/15/01	Aaa	259,887	261,103
Series 1815 Class B, 7% 1/15/21	Aaa	1,291,298	1,314,696
Series 2004 Class C, 6.5% 12/15/23	Aaa	2,087,707	2,122,927
Series 2053 Class A, 6.5% 10/15/23	Aaa	1,809,574	1,840,102
Series 2061 Class J, 6.5% 9/20/22	Aaa	1,905,978	1,936,340
Series 2070 Class A, 6% 8/15/24	Aaa	2,377,893	2,370,450
Series 2134 Class H, 6.5% 12/15/24	Aaa	3,252,178	3,297,904
Series 2166 Class AC, 6.5% 3/15/26	Aaa	2,152,518	2,178,068
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,099,530	1,111,548
Series 2209 Class TA, 7.5% 1/15/27	Aaa	1,814,944	1,849,537
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,374,899	1,396,801
TOTAL U.S. GOVERNMENT AGENCY			26,848,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,729,425)			27,352,967
Commercial Mortgage Securities - 8.7%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	251,558	252,384
Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,056,581	2,137,880
Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (b)(c)	Aa2	2,200,000	2,204,813
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	554,212	559,538
COMM floater Series 2000-FL3A Class C, 5.7825% 12/15/12 (c)	Aaa	1,400,000	1,398,688
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	1,171,198	1,173,760
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (b)(c)	Aa1	1,000,000	999,909
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Class E, 6.1313% 1/10/13 (b)(c)	Baa1	$ 2,700,000	$ 2,699,649
sequential pay:
Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	277,553	279,591
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,154,966	1,210,910
Series 1998-C1, Class A1A, 6.26% 12/17/07	Aaa	1,248,049	1,267,987
Series 2000-FL1A Class A2, 7.11% 9/15/03 (c)(e)	Aaa	2,100,000	2,099,992
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	1,139,674	1,206,855
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	1,183,784	1,159,738
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	485,440	478,765
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	889,593	891,185
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (c)	A2	1,499,478	1,499,478
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10	Aaa	972,049	1,006,374
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15	Aaa	880,496	907,736
Morgan Stanly Dean Witter Capital Trust sequential pay:
Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	1,391,230	1,438,618
Series 2001-PPM Class A1, 5.98% 2/1/31	Aaa	1,372,097	1,381,530
Nationslink Funding Corp.:
Series 1998-2 Class A1, 6.001% 11/20/07	Aaa	1,181,412	1,188,983
Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	1,376,865	1,416,449
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 5.9388% 2/15/34 (b)(c)	Baa2	2,290,000	2,256,366
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	562,730	571,061
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,515,331)			31,688,239
Complex Mortgage Securities - 0.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Interest Only - 0.3%
280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (Cost $1,050,682)	Aaa	$ 16,056,573	$ 1,043,677
Foreign Government and Government Agency Obligations (d) - 0.7%

Ontario Province yankee 7.75% 6/4/02	Aa3	1,200,000	1,239,384
United Mexican States 8.5% 2/1/06	Baa3	1,250,000	1,281,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,456,523)			2,520,634
Supranational Obligations - 0.4%

African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	1,240,000	1,262,184
Commercial Paper - 0.5%

British Telecommunications PLC 4.8538% 10/9/01 (c) (Cost $1,798,427)	1,800,000	1,791,153
Cash Equivalents - 4.8%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $17,361,000)	$ 17,363,244	17,361,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $365,325,602)	368,116,888
NET OTHER ASSETS - (1.2)%	(4,271,523)
NET ASSETS - 100%	$ 363,845,365
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,565,406 or 8.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class A2, 7.11% 9/15/03	12/20/00	$ 2,100,000
Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	69.3%	AAA, AA, A	60.8%
Baa	23.0%	BBB	24.0%
Ba	0.9%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.3%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $365,349,843. Net unrealized appreciation aggregated $2,767,045, of which $5,120,008 related to appreciated investment securities and $2,352,963 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $49,102,000 of which $336,000, $17,692,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2001, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $17,361,000) (cost $365,325,602) - See accompanying schedule		$ 368,116,888
Cash		926
Receivable for investments sold		608,104
Receivable for fund shares sold		937,788
Interest receivable		4,345,504
Total assets		374,009,210
Liabilities
Payable for investments purchased	$ 7,047,380
Payable for fund shares redeemed	2,633,591
Distributions payable	186,583
Accrued management fee	131,834
Distribution fees payable	83,016
Other payables and accrued expenses	81,441
Total liabilities		10,163,845
Net Assets		$ 363,845,365
Net Assets consist of:
Paid in capital		$ 408,788,510
Distributions in excess of net investment income		(83,497)
Accumulated undistributed net realized gain (loss) on investments		(47,650,934)
Net unrealized appreciation (depreciation) on investments		2,791,286
Net Assets		$ 363,845,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,006,468 ÷ 2,257,826 shares)	$9.30
Maximum offering price per share (100/98.50 of $9.30)	$9.44
Class T: Net Asset Value and redemption price per share ($276,872,660 ÷ 29,735,567 shares)	$9.31
Maximum offering price per share (100/98.50 of $9.31)	$9.45
Class C: Net Asset Value and offering price per share ($49,726,756 ÷ 5,339,765 shares)A	$9.31
Institutional Class: Net Asset Value, offering price and redemption price per share ($16,239,481 ÷ 1,744,565 shares)	$9.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 11,569,274
Expenses
Management fee	$ 731,345
Transfer agent fees	317,123
Distribution fees	428,402
Accounting fees and expenses	49,040
Non-interested trustees' compensation	741
Custodian fees and expenses	8,782
Registration fees	75,838
Audit	18,102
Legal	1,933
Miscellaneous	1,768
Total expenses before reductions	1,633,074
Expense reductions	(4,462)	1,628,612
Net investment income		9,940,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,482,102
Change in net unrealized appreciation (depreciation) on investment securities		5,061,285
Net gain (loss)		6,543,387
Net increase (decrease) in net assets resulting from operations		$ 16,484,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,940,662	$ 18,460,660
Net realized gain (loss)	1,482,102	(3,704,706)
Change in net unrealized appreciation (depreciation)	5,061,285	2,610,601
Net increase (decrease) in net assets resulting from operations	16,484,049	17,366,555
Distributions to shareholders from net investment income	(10,161,543)	(18,468,559)
Share transactions - net increase (decrease)	3,039,982	(9,153,093)
Total increase (decrease) in net assets	9,362,488	(10,255,097)
Net Assets
Beginning of period	354,482,877	364,737,974
End of period (including under (over) distribution of net investment income of $(83,497) and $137,384, respectively)	$ 363,845,365	$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370	$ 9.290
Income from Investment Operations
Net investment income D	.272	.551	.518	.572	.532	.090
Net realized and unrealized gain (loss)	.188	(.028)	(.233)	.024	(.021)	.081
Total from investment operations	.460	.523	.285	.596	.511	.171
Less Distributions
From net investment income	(.280)	(.553)	(.515)	(.526)	(.571)	(.091)
Net asset value, end of period	$ 9.300	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Total Return B, C	5.09%	5.91%	3.12%	6.58%	5.64%	1.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,006	$ 16,698	$ 17,835	$ 5,524	$ 19,726	$ 204
Ratio of expenses to average net assets	.86% A	.83%	.82%	.90% F	.90% F	.90% A, F
Ratio of expenses to average net assets after expense reductions	.86% A	.83%	.80% G	.90%	.90%	.90% A
Ratio of net investment income to average net assets	5.95% A	6.05%	5.68%	6.03%	6.00%	6.27% A
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380	$ 9.470
Income from Investment Operations
Net investment income D	.273	.550	.523	.555	.578	.594
Net realized and unrealized gain (loss)	.187	(.019)	(.238)	.019	(.036)	(.094)
Total from investment operations	.460	.531	.285	.574	.542	.500
Less Distributions
From net investment income	(.280)	(.551)	(.515)	(.544)	(.572)	(.590)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Total Return B, C	5.08%	6.00%	3.12%	6.32%	5.97%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 276,873	$ 279,306	$ 309,670	$ 333,050	$ 351,614	$ 416,700
Ratio of expenses to average net assets	.86% A	.84%	.84%	.89%	.89%	.88%
Ratio of expenses to average net assets after expense reductions	.86% A	.83% E	.83% E	.89%	.89%	.88%
Ratio of net investment income to average net assets	5.94% A	6.05%	5.64%	5.93%	6.19%	6.29%
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income D	.235	.467	.434	.437
Net realized and unrealized gain (loss)	.186	(.021)	(.222)	.064
Total from investment operations	.421	.446	.212	.501
Less Distributions
From net investment income	(.241)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.160	$ 9.380
Total Return B, C	4.65%	5.01%	2.31%	5.49%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 49,727	$ 50,824	$ 30,428	$ 11,795
Ratio of expenses to average net assets	1.70% A	1.68%	1.73%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.70% A	1.67% G	1.72% G	1.75% A
Ratio of net investment income to average net assets	5.10% A	5.21%	4.75%	4.92% A
Portfolio turnover rate	138% A	115%	139%	124%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370	$ 9.470
Income from Investment Operations
Net investment income D	.278	.564	.534	.566	.589	.598
Net realized and unrealized gain (loss)	.191	(.015)	(.236)	.021	(.023)	(.098)
Total from investment operations	.469	.549	.298	.587	.566	.500
Less Distributions
From net investment income	(.289)	(.569)	(.528)	(.557)	(.586)	(.600)
Net asset value, end of period	$ 9.310	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Total Return B, C	5.19%	6.21%	3.27%	6.47%	6.24%	5.45%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,239	$ 7,655	$ 6,805	$ 7,027	$ 6,750	$ 9,200
Ratio of expenses to average net assets	.67% A	.67%	.71%	.75% E	.75% E	.80% E
Ratio of expenses to average net assets after expense reductions	.67% A	.67%	.70% F	.75%	.75%	.80%
Ratio of net investment income to average net assets	6.13% A	6.21%	5.77%	6.06%	6.30%	6.37%
Portfolio turnover rate	138% A	115%	139%	124%	105%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,099,992 or 0.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $225,216,355 and $227,462,612, respectively, of which U.S. government and government agency obligations aggregated $130,030,930 and $157,274,830, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.15%
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 13,461	$ 161
Class T	201,889	3,089
Class C	213,052	102,657
	$ 428,402	$ 105,907

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 17,635	$ 7,727
Class T	74,256	30,801
Class C	5,360	5,360*
	$ 97,251	$ 43,888

* When Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,729	.19*
Class T	254,596	.19*
Class C	35,931	.17*
Institutional Class	9,867	.15*
	$ 317,123

*Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,462 under the custodian arrangement.

6. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 13% of the total outstanding shares of the fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 541,044	$ 989,950
Class T	8,124,984	16,008,757
Class C	1,093,533	1,027,363
Institutional Class	401,982	442,489
Total	$ 10,161,543	$ 18,468,559

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2001	Year ended October 31, 2000	Six months ended April 30, 2001	Year ended October 31, 2000

Class A Shares sold	1,388,251	1,682,621	$ 12,860,052	$ 15,278,451
Reinvestment of distributions	44,391	97,239	411,822	883,778
Shares redeemed	(1,004,911)	(1,899,431)	(9,285,620)	(17,261,780)
Net increase (decrease)	427,731	(119,571)	$ 3,986,254	$ (1,099,551)
Class T Shares sold	13,600,212	18,749,453	$ 126,406,339	$ 170,697,136
Reinvestment of distributions	729,392	1,430,849	6,773,067	13,011,480
Shares redeemed	(15,187,792)	(23,421,838)	(140,756,613)	(213,120,892)
Net increase (decrease)	(858,188)	(3,241,536)	$ (7,577,207)	$ (29,412,276)
Class C Shares sold	3,464,445	5,686,664	$ 32,242,400	$ 51,826,077
Reinvestment of distributions	99,089	87,059	920,690	792,111
Shares redeemed	(3,788,990)	(3,532,168)	(34,906,126)	(32,118,065)
Net increase (decrease)	(225,456)	2,241,555	$ (1,743,036)	$ 20,500,123
Institutional Class Shares sold	1,076,861	304,332	$ 9,953,738	$ 2,764,206
Reinvestment of distributions	39,889	42,066	371,069	382,542
Shares redeemed	(210,642)	(251,563)	(1,950,836)	(2,288,137)
Net increase (decrease)	906,108	94,835	$ 8,373,971	$ 858,611

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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1.703633.103

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